UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2011
Date of reporting period:	August 31, 2011

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

August 31, 2011

Table of Contents

Market Highlights	1
Important Fund Information	2
Bond Market Index Fund	3
Diversified Real Asset Fund	4
International Equity Index Fund	5
Preferred Securities Fund	6
Glossary	7
Financial Statements	8
Notes to Financial Statements	17
Schedules of Investments	29
Financial Highlights	72
Report of Registered Independent Public Accounting Firm	78
Shareholder Expense Example	79
Supplemental Information	81

Economic & Financial Market Review

The global economy hit a “soft patch” in the second quarter of 2011 that continued through the date of this report (August 31, 2011), with growth moderating throughout the European Union, Asia and the U.S. Key reasons for the sluggish growth included the sudden drop in Japan’s production following March’s earthquake and tsunami, ongoing sovereign debt concerns in Europe triggered by troubles in Greece and economic policy issues in both Europe and the U.S.

In Japan, supply chain disruptions caused by the earthquake and tsunami slowed the global economy as critical components and products that Japan exports to the rest of the world suddenly became unavailable beginning in March. These natural disasters soon were upstaged in Europe, where investors focused their attention as the debt situation in Greece (and Spain and Italy) worsened in recent months. Although Greece passed some crucial austerity measures at the end of June, the country remains on the brink of insolvency. Questions loom about the ability and willingness of the euro zone to backstop losses and how a restructure or orderly default might be packaged.

As the situation in Greece darkened, the financial state of European banks, which hold a disproportionate amount of Greek debt (as well as debt of other ailing European nations such as Italy and Spain), came to the forefront. Investors began to lose confidence that key banks were capitalized enough to withstand additional losses from their troubled sovereign holdings (banks had already written down some of the debt that they hold on their books).

Meanwhile, policy makers in the U.S. spent much of the early summer mired in a dysfunctional policy debate on the debt ceiling. Uncertainty surrounding their ability to reach an agreement weighed heavily on investor sentiment. Although the gridlock was finally resolved, Standard & Poor’s did downgrade U.S. government debt. This action turned out to be a non-event as U.S. Treasury yields rallied in the days that followed. The rally in Treasuries proved two things: First, despite their ratings, Treasuries remained arguably the most liquid “safe haven” investment available, and second, investors were more concerned about the low-growth/no-growth environment than with the ability of the U.S. government to service its debts.

In its August 9th meeting, the Federal Open Market Committee indicated that growth had been slower than expected thus far in 2011. Important data points include:

  GDP grew at an annualized rate of 1.3% in the second quarter of 2011, up from 0.4% the prior quarter. Although positive, the growth was not rapid enough to bolster confidence, or more importantly, stimulate jobs growth.1
  Unemployment fell to 9.1% in August 2011.Though a modest improvement from 9.6% in August 2010, it remained stubbornly high.2
  On the real estate front, year-over-year comparisons were favorable for both existing home sales and new home sales, but housing prices weakened during the period. 3, 4 According to the S&P/Case-Shiller Home Price Index, home prices were down 5.9% for June 2011 relative to June 2010. Nationally, home prices were back to their early 2003 levels.5

Despite weakness in the last few months of the period (when macro events in the U.S. and Europe overshadowed generally favorable fundamentals in the public corporate sector, such as high cash levels and solid profitability), stocks were up across the globe for the one-year period. U.S. stocks (up 19.3%) fared the best, although international developed-market stocks (which returned 10.0%) and international emerging-market stocks (up 9.1%) were solidly positive.6

In the U.S., small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value stocks during the 12-month period. Stocks in the energy sector benefited U.S. stock performance the most (reflecting in part an increase in crude oil prices from $71.92 to $88.81).7 Meanwhile, in the face of regulatory uncertainty and tremendous volatility, financial stocks trailed materially.8

Fixed income lagged the broad equity markets but still managed positive returns for the year. High-yield corporate bonds (up 8.4%) and emerging-market debt (up 7.3%) generated the strongest gains; this in part reflected investors’ search for yield in a low-interest-rate environment and their willingness to take on risk within these sectors, where fundamentals had been favorable. Within the investment-grade universe, commercial mortgage-backed securities led with a 6.7% return, followed by mortgage-backed securities and corporate bonds. The slope of the yield curve remained relatively stable as the 10-year Treasury yield fell from 2.5% to 2.2%, while the 2-year Treasury yield fell from 0.5% to 0.2%.9 These results masked the volatility experienced in the interest rate market; rates were marching upward through December 2010, hitting a high of 3.5% before falling sharply to close out the period as macro concerns in the U.S. and Europe cast gloom on the market. Confirmation from the Federal Reserve that interest rates would remain at “exceptionally low levels” into 2013 served to further anchor short-term rates.

[1]	Bureau of Economic Analysis GDP Press Release, Third Estimate, September 29, 2011 www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
[2]	“Economic News Release: Employment Situation Summary,” September 2, 2011; www.bls.gov
[3]	National Association of Realtors: “Existing Home Sales Down in July but Up Strongly From a Year Ago;” www.realtor.org
[4]	U.S Census Bureau, “New Residential Sales in August 2011;” www.census.gov
[5]	“Nationally, Home Prices Went Up in the Second Quarter of 2011 According to the S&P/Case-Shiller Home Price Indices,” standardandpoors.com
[6]	U.S. stocks: Russell 3000 Index; international developed stocks: MSCI EAFE Index; international emerging stocks: MSCI Emerging Markets Index
[7]	FactSet, WTI, Cushing, OK
[8]	Source for all stock performance in paragraph: Russell family of indexes
[9]	US Benchmark Bond

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

See glossary on page 7 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Bond Market Index Fund

Sub-Advisor: Mellon Capital Management Corporation

Average Annual Total Returns* as of August 31, 2011
			Since	Inception	Extended
		1-Year			Performance
			Inception	Date	Inception Date
Class J Shares	Excluding Sales Charge	3.56%	5.91%	3/16/10	12/30/09
	Including Sales Charge	2.56%	5.91%
Institutional Shares		4.30%	6.86%	12/30/09	-
R-1 Shares		3.31%	5.90%	12/30/09	-
R-2 Shares		3.50%	6.07%	12/30/09	-
R-3 Shares		3.74%	6.28%	12/30/09	-
R-4 Shares		3.90%	6.43%	12/30/09	-
R-5 Shares		4.05%	6.59%	12/30/09	-

What contributed to or detracted from Fund performance during the fiscal year?

Security selection within the mortgage pass-through sector contributed positively to performance. Sector allocation within the mortgage-backed securities sector also added to performance. Additionally, security selection within the corporate industrial and finance sectors benefited performance in July 2011. Transaction costs due to continued cash inflows throughout the 12-month period detracted the most from performance. Also, security selection within the corporate industrial and finance sectors negatively impacted performance in January 2011.

Diversified Real Asset Fund

Sub-Advisors: BlackRock Financial Management, Inc., Credit Suisse Asset Management, LLC, Jennison Associates, LLC, Principal Real Estate Investors, LLC, and Tortoise Capital Advisors, LLC.

Average Annual Total Returns* as of August 31, 2011
	1-Year	Since Inception	Inception Date
Institutional Shares	17.74%	13.03%	3/16/10

What contributed to or detracted from Fund performance during the fiscal year?

Over the 12-month period, the portfolio benefited from an overweight to the Natural Resource Stocks sleeve (sub-advised by Jennison Associates) and an underweight to the U.S. Treasury Inflation-Protected Securities (TIPS) sleeve (sub-advised by BlackRock). The Commodities sleeve (sub-advised by Credit Suisse) outperformed its index for the period, which added to overall portfolio performance; commodity-linked note selection drove the sleeve's outperformance. An underweight to the Commodities sleeve negatively impacted portfolio returns for the period, as did an overweight to cash. The Real Estate (sub-advised by Principal Real Estate Investors), Master Limited Partnership (MLP) (sub-advised by Tortoise Capital Advisors), Natural Resource Stocks and TIPS sleeves underperformed their respective benchmarks for the period, which detracted from overall portfolio performance. The Natural Resource Stocks sleeve led the underperformance due to energy stock selection.

International Equity Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of August 31, 2011
	1-Year	Since Inception	Inception Date
Institutional Shares	9.59%	-0.16%	12/30/09
R-1 Shares	8.64%	-1.01%	12/30/09
R-2 Shares	8.79%	-0.93%	12/30/09
R-3 Shares	8.90%	-0.74%	12/30/09
R-4 Shares	9.15%	-0.54%	12/30/09
R-5 Shares	9.33%	-0.44%	12/30/09

What contributed to or detracted from Fund performance during the fiscal year?

During the 12-month period, the portfolio performed in line with the MSCI EAFE Index. Eight of the 10 economic sectors in the index posted positive returns, with the materials and energy sectors providing the largest positive returns. Strong contributors during the period were Deutsche Boerse AG (provider of stock exchange introduction, trading and operational services), Fast Retailing (operator of a chain of clothing stores) and Porsche Automobil (holding company offering development, production and sales of automobiles). The financial and utilities sectors were the weakest-performing sectors. Commerzbank AG, Banco Popolare Societa Cooperativa and Intesa Sanpaolo (worldwide providers of retail and commercial banking services) were the most significant detractors over the period.

Preferred Securities Fund

Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of August 31, 2011
					Since	Inception	Extended
		1-Year	3-Year	5-Year			Performance
					Inception	Date	Inception Date
Class J Shares	Excluding Sales Charge	5.80%	11.33%	4.65%	4.75%	12/29/03	5/1/02
	Including Sales Charge	4.81%	11.33%	4.65%	4.75%
Institutional Shares		6.43%	12.13%	5.40%	5.57%	5/1/02	-
R-1 Shares		5.56%	11.15%	4.49%	4.64%	11/1/04	5/1/02
R-2 Shares		5.72%	11.30%	4.62%	4.78%	6/1/04	5/1/02
R-3 Shares		5.80%	11.46%	4.80%	4.97%	6/1/04	5/1/02
R-4 Shares		5.99%	11.68%	4.97%	5.15%	6/1/04	5/1/02
R-5 Shares		6.23%	11.87%	5.13%	5.29%	6/1/04	5/1/02

What contributed to or detracted from Fund performance during the fiscal year?

Investor optimism for continued economic recovery and growth drove the market higher until July of 2011. The low interest rates available across the curve made preferreds an attractive investment opportunity. The asset class enjoyed favorable technicals on the back of regulatory changes spurred by Basel-III and Dodd-Frank and changes in capital calculations at the major rating agencies. Regulators required banks and other financial institutions to become better capitalized over the period, which resulted in issuance of new forms of capital and provided a cushion for existing Tier 1 and hybrid paper. The mood changed towards the end of the period when the European sovereign debt crisis took center stage. European financials were under significant pressure during the last three months of the period due to increasing concerns about the solvency of Greece and other peripheral countries. Suntrust and Citigroup were among the top-performing securities within the portfolio, both benefitting from strong Dodd-Frank technicals. In the insurance sector, some of the top performers were Dai-Ichi Life, Prudential Financial and Liberty Mutual (the latter benefitted from a tender done by the issuer). The underperformers included RBS, Commerzbank, Societe Generale and BNP. These European banking names sold off due to concerns around the sovereign debt crisis. Bank of America was also a detractor due to the issue of mortgage put-backs. Uncertainty regarding the amount of settlement that the bank may have to pay, and the timing of these cash flows, led to its relative underperformance. Within the insurance sector, AXA detracted from returns due to its exposure to Spain and Italy. QBE Insurance Group and AllState preferreds also underperformed due to their poor earnings.

Glossary

Barclays Capital Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Capital U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income Securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings Agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Inflation Protection Securities (TIPS) Index: An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Diversified Real Asset Custom Index:

Composed of 30% Barclays Capital U.S. Treasury TIPS Index, 20% MSCI U.S. REIT Index, 25% Dow Jones UBS Commodity Index, 15% S&P North American Natural Resources Index, and 10% Tortoise MLP Index.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Preferreds Blended Index:

Composed of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index

S&P North American Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

Morgan Stanley Capital International (MSCI) EAFE Index NDTRD:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morningstar Foreign Large Blend Category Average:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Category Average:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Moderate Allocation Category Average:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2011

	Bond Market	Diversified Real	International
Amounts in thousands, except per share amounts	Index Fund	Asset Fund	Equity Index Fund
Investment in securities--at cost	$ 985,547	$ 655,838	$ 548,955
Foreign currency--at cost	$ –	$ –	$ 107
Assets
Investment in securities--at value	$ 1,023,165	$ 693,708	$ 543,634
Foreign currency--at value	–	–	107
Cash	10,902	15,763	172
Receivables:
Dividends and interest	6,711	786	1,637
Expense reimbursement from Manager	–	20	26
Expense reimbursement from Distributor	4	–	–
Fund shares sold	763	5,987	218
Investment securities sold	10,038	195	32
Variation margin on futures contracts	–	136	35
Total Assets	1,051,583	716,595	545,861
Liabilities
Accrued management and investment advisory fees	217	493	112
Accrued administrative service fees	2	–	–
Accrued distribution fees	14	49	–
Accrued service fees	6	–	2
Accrued transfer agent fees	9	44	1
Accrued custodian fees	–	–	245
Accrued directors' expenses	1	–	–
Accrued other expenses	39	18	95
Payables:
Fund shares redeemed	547	480	179
Investment securities purchased	27,713	3,424	1,526
Variation margin on futures contracts	–	34	–
Total Liabilities	28,548	4,542	2,160
Net Assets Applicable to Outstanding Shares	$ 1,023,035	$ 712,053	$ 543,701
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 982,318	$ 647,469	$ 541,595
Accumulated undistributed (overdistributed) net investment income (loss)	16,731	5,551	9,211
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,632)	21,148	(1,603)
Net unrealized appreciation (depreciation) of investments	37,618	37,885	(5,509)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	7
Total Net Assets	$ 1,023,035	$ 712,053	$ 543,701
Capital Stock (par value: $.01 a share):
Shares authorized	385,000	450,000	380,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 90,355	N/A
Shares Issued and Outstanding		7,647
Net Asset Value per share		$ 11.82
Maximum Offering Price		$ 12.28
Class C: Net Assets	N/A	$ 37,833	N/A
Shares Issued and Outstanding		3,229
Net Asset Value per share		$ 11.72(a)
Class J: Net Assets	$ 30,271	N/A	N/A
Shares Issued and Outstanding	2,786
Net Asset Value per share	$ 10.86 (a)
Class P: Net Assets	N/A	$ 30,013	N/A
Shares Issued and Outstanding		2,533
Net Asset Value per share		$ 11.85
Institutional: Net Assets	$ 965,143	$ 553,852	$ 534,403
Shares Issued and Outstanding	88,145	46,673	54,506
Net Asset Value per share	$ 10.95	$ 11.87	$ 9.80
R-1: Net Assets	$ 1,538	N/A	$ 22
Shares Issued and Outstanding	142		2
Net Asset Value per share	$ 10.85		$ 9.66
R-2: Net Assets	$ 3,469	N/A	$ 61
Shares Issued and Outstanding	319		6
Net Asset Value per share	$ 10.86		$ 9.70
R-3: Net Assets	$ 5,716	N/A	$ 1,068
Shares Issued and Outstanding	525		110
Net Asset Value per share	$ 10.89		$ 9.71
R-4: Net Assets	$ 5,894	N/A	$ 4,078
Shares Issued and Outstanding	541		418
Net Asset Value per share	$ 10.90		$ 9.76
R-5: Net Assets	$ 11,004	N/A	$ 4,069
Shares Issued and Outstanding	1,008		416
Net Asset Value per share	$ 10.92		$ 9.77

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2011

		Small-MidCap
	Preferred	Dividend
Amounts in thousands, except per share amounts	Securities Fund	Income Fund
Investment in securities--at cost	$ 3,043,491	$ 230,029
Foreign currency--at cost	$ –	$ 173
Assets
Investment in securities--at value	$ 3,338,549	$ 215,286
Foreign currency--at value	–	174
Cash	35	3
Receivables:
Dividends and interest	36,561	598
Expense reimbursement from Manager	–	14
Expense reimbursement from Distributor	3	–
Fund shares sold	32,080	76
Investment securities sold	54	1,243
Prepaid directors' expenses	–	1
Prepaid expenses	–	18
Total Assets	3,407,282	217,413
Liabilities
Accrued management and investment advisory fees	2,040	141
Accrued administrative service fees	1	–
Accrued distribution fees	755	1
Accrued service fees	2	–
Accrued transfer agent fees	830	1
Accrued directors' expenses	6	–
Accrued other expenses	173	–
Payables:
Dividends payable	16,521	–
Fund shares redeemed	6,391	–
Investment securities purchased	7,064	645
Total Liabilities	33,783	788
Net Assets Applicable to Outstanding Shares	$ 3,373,499	$ 216,625
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,183,080	$ 230,677
Accumulated undistributed (overdistributed) net investment income (loss)	2,633	1,716
Accumulated undistributed (overdistributed) net realized gain (loss)	(107,272)	(1,025)
Net unrealized appreciation (depreciation) of investments	295,058	(14,743)
Total Net Assets	$ 3,373,499	$ 216,625
Capital Stock (par value: $.01 a share):
Shares authorized	755,000	700,000
Net Asset Value Per Share:
Class A: Net Assets	$ 798,143	$ 3,697
Shares Issued and Outstanding	81,282	398
Net Asset Value per share	$ 9.82	$ 9.28
Maximum Offering Price	$ 10.20	$ 9.82
Class C: Net Assets	$ 669,953	N/A
Shares Issued and Outstanding	68,273
Net Asset Value per share	$ 9.81 (a)
Class J: Net Assets	$ 28,544	N/A
Shares Issued and Outstanding	2,958
Net Asset Value per share	$ 9.65 (a)
Class P: Net Assets	$ 349,253	$ 110
Shares Issued and Outstanding	35,752	12
Net Asset Value per share	$ 9.77	$ 9.38
Institutional: Net Assets	$ 1,519,392	$ 212,818
Shares Issued and Outstanding	155,426	22,886
Net Asset Value per share	$ 9.78	$ 9.30
R-1: Net Assets	$ 1,328	N/A
Shares Issued and Outstanding	136
Net Asset Value per share	$ 9.75
R-2: Net Assets	$ 731	N/A
Shares Issued and Outstanding	75
Net Asset Value per share	$ 9.71
R-3: Net Assets	$ 3,704	N/A
Shares Issued and Outstanding	381
Net Asset Value per share	$ 9.73
R-4: Net Assets	$ 923	N/A
Shares Issued and Outstanding	95
Net Asset Value per share	$ 9.72
R-5: Net Assets	$ 1,528	N/A
Shares Issued and Outstanding	157
Net Asset Value per share	$ 9.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2011

	Bond Market	Diversified Real	International Equity
Amounts in thousands	Index Fund	Asset Fund	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 6,064	$ 16,138
Withholding tax	–	(35)	(1,786)
Interest	23,684	5,923	5
Total Income	23,684	11,952	14,357
Expenses:
Management and investment advisory fees	2,065	4,604	1,172
Distribution fees - Class A	N/A	114	N/A
Distribution fees - Class C	N/A	155	N/A
Distribution fees - Class J	129	N/A	N/A
Distribution fees - R-1	6	N/A	–
Distribution fees - R-2	11	N/A	–
Distribution fees - R-3	12	N/A	1
Distribution fees - R-4	4	N/A	3
Administrative service fees - R-1	5	N/A	–
Administrative service fees - R-2	7	N/A	–
Administrative service fees - R-3	4	N/A	1
Administrative service fees - R-4	1	N/A	1
Administrative service fees - R-5	1	N/A	–
Registration fees - Class A	N/A	24	N/A
Registration fees - Class C	N/A	25	N/A
Registration fees - Class J	26	N/A	N/A
Registration fees - Class P	N/A	12	N/A
Registration fees - Institutional	65	38	45
Service fees - R-1	4	N/A	–
Service fees - R-2	9	N/A	–
Service fees - R-3	12	N/A	1
Service fees - R-4	10	N/A	6
Service fees - R-5	24	N/A	7
Shareholder reports - Class A	N/A	1	N/A
Shareholder reports - Class J	8	N/A	N/A
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	N/A	73	N/A
Transfer agent fees - Class C	N/A	23	N/A
Transfer agent fees - Class J	52	N/A	N/A
Transfer agent fees - Class P	N/A	6	N/A
Transfer agent fees - Institutional	3	7	3
Custodian fees	22	16	366
Directors' expenses	9	4	3
Index license fees	–	–	163
Professional fees	23	31	31
Other expenses	9	4	5
Total Gross Expenses	2,521	5,138	1,808
Less: Reimbursement from Manager - Class A	N/A	34	N/A
Less: Reimbursement from Manager - Class C	N/A	27	N/A
Less: Reimbursement from Manager - Institutional	–	–	35
Less: Reimbursement from Distributor - Class J	38	N/A	N/A
Total Net Expenses	2,483	5,077	1,773
Net Investment Income (Loss)	21,201	6,875	12,584

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Foreign currencies, and Short sales
Net realized gain (loss) from:
Investment transactions	2,026	24,100	(111)
Foreign currency transactions	–	(188)	12
Futures contracts	–	(1,837)	656
Short sales	(19)	–	–
Change in unrealized appreciation/depreciation of:
Investments	18,384	36,018	6,324
Futures contracts	–	21	(331)
Translation of assets and liabilities in foreign currencies	–	–	17
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Foreign currencies, and Short sales	20,391	58,114	6,567
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 41,592	$ 64,989	$ 19,151

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2011

		Small-MidCap
	Preferred	Dividend
Amounts in thousands	Securities Fund	Income Fund (a)
Net Investment Income (Loss)
Income:
Dividends	$ 121,601	$ 2,191
Withholding tax	–	(67)
Interest	101,050	1
Total Income	222,651	2,125
Expenses:
Management and investment advisory fees	22,885	370
Distribution fees - Class A	2,604	1
Distribution fees - Class C	6,524	N/A
Distribution fees - Class J	130	N/A
Distribution fees - R-1	5	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	6	N/A
Distribution fees - R-4	2	N/A
Administrative service fees - R-1	4	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Registration fees - Class A	122	20
Registration fees - Class C	48	N/A
Registration fees - Class J	20	N/A
Registration fees - Class P	16	20
Registration fees - Institutional	222	20
Service fees - R-1	4	N/A
Service fees - R-2	2	N/A
Service fees - R-3	6	N/A
Service fees - R-4	5	N/A
Service fees - R-5	3	N/A
Shareholder reports - Class A	106	–
Shareholder reports - Class C	62	N/A
Shareholder reports - Class J	13	N/A
Shareholder reports - Institutional	98	–
Transfer agent fees - Class A	1,168	1
Transfer agent fees - Class C	758	N/A
Transfer agent fees - Class J	53	N/A
Transfer agent fees - Class P	12	–
Transfer agent fees - Institutional	309	1
Custodian fees	29	2
Directors' expenses	61	–
Professional fees	31	1
Other expenses	95	–
Total Gross Expenses	35,409	436
Less: Reimbursement from Manager - Class A	–	20
Less: Reimbursement from Manager - Class P	–	21
Less: Reimbursement from Distributor - Class J	38	N/A
Total Net Expenses	35,371	395
Net Investment Income (Loss)	187,280	1,730

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	71,713	(1,035)
Foreign currency transactions	–	(4)
Change in unrealized appreciation/depreciation of:
Investments	(90,734)	(14,743)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	(19,021)	(15,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 168,259	$ (14,052)

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Bond Market Index Fund
								Year Ended	Period Ended
								August 31, 2011	August 31, 2010(a)
Operations
Net investment income (loss)								$ 21,201	$ 5,594
Net realized gain (loss) on investments, futures, foreign
currency transactions, and short sales								2,007	2,306
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies								18,384	18,628
		Net Increase (Decrease) in Net Assets Resulting from Operations						41,592	26,528

Dividends and Distributions to Shareholders
From net investment income								(13,498)	–
From net realized gain on investments								(1,313)	–
					Total Dividends and Distributions			(14,811)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								413,589	556,136
Redemption fees - Class J								–	1
				Total increase (decrease) in net assets				440,370	582,665

Net Assets
Beginning of period								582,665	–
End of period (including undistributed net investment income as set forth below)								$ 1,023,035	$ 582,665
Undistributed (overdistributed) net investment income (loss)								$ 16,731	$ 6,205

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 6,514	$ 499,254	$ 688	$ 780	$ 2,744	$ 4,393	$ 6,292
Reinvested	438	13,987	24	61	77	46	177
Redeemed	(6,559)	(103,974)	(1,324)	(1,232)	(2,411)	(1,405)	(4,981)
Net Increase (Decrease)	$ 393	$ 409,267	$ (612) $	(391) $	410	$ 3,034	$ 1,488
Shares:
Sold	614	47,053	66	73	259	420	596
Reinvested	42	1,352	2	6	7	4	17
Redeemed	(624)	(9,763)	(126)	(118)	(229)	(133)	(474)
Net Increase (Decrease)	32	38,642	(58)	(39)	37	291	139

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 2,471	$ 538,051	$ 364	$ 575	$ 343	$ 633	$ 6,689
Issued in acquisitions	27,321	235	1,734	3,446	5,515	1,997	4,532
Redeemed	(1,518)	(32,641)	(38)	(343)	(854)	(46)	(2,330)
Net Increase (Decrease)	$ 28,274	$ 505,645	$ 2,060	$ 3,678	$ 5,004	$ 2,584	$ 8,891
Shares:
Sold	238	52,643	35	55	33	60	647
Issued in acquisitions	2,662	23	169	336	537	194	441
Redeemed	(146)	(3,163)	(4)	(33)	(82)	(4)	(219)
Net Increase (Decrease)	2,754	49,503	200	358	488	250	869

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (388) $	(12,766) $	(21) $	(54) $	(68) $	(41) $	(160)
From net realized gain on
investments	(51)	(1,221)	(3)	(7)	(9)	(5)	(17)
Total Dividends and Distributions $	(439) $	(13,987) $	(24) $	(61) $	(77) $	(46) $	(177)

Period Ended August 31, 2010(a)
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Diversified Real Asset Fund
					Year Ended	Period Ended
					August 31, 2011	August 31, 2010(a)
Operations
Net investment income (loss)					$ 6,875	$ 916
Net realized gain (loss) on investments, futures, and foreign
currency transactions					22,075	(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies					36,039	1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations			64,989	2,715

Dividends and Distributions to Shareholders
From net investment income					(1,763)	(280)
From net realized gain on investments					(1,077)	–
				Total Dividends and Distributions	(2,840)	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions					465,149	182,320
				Total increase (decrease) in net assets	527,298	184,755

Net Assets
Beginning of period					184,755	–
End of period (including undistributed net investment income as set forth below)					$ 712,053	$ 184,755
Undistributed (overdistributed) net investment income (loss)					$ 5,551	$ 608

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 95,520 $	38,167	$ 34,211	$ 362,318
Reinvested	103	14	–	2,718
Redeemed	(17,405)	(1,849)	(3,946)	(44,702)
Net Increase (Decrease)	$ 78,218 $	36,332	$ 30,265	$ 320,334
Shares:
Sold	8,170	3,251	2,869	33,133
Reinvested	9	1	–	241
Redeemed	(1,478)	(158)	(336)	(3,847)
Net Increase (Decrease)	6,701	3,094	2,533	29,527

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 9,629 $	1,350	N/A	$ 171,171
Reinvested	8	–	N/A	272
Redeemed	(110)	–	N/A	–
Net Increase (Decrease)	$ 9,527 $	1,350	N/A	$ 171,443
Shares:
Sold	956	135	N/A	17,118
Reinvested	1	–	N/A	28
Redeemed	(11)	–	N/A	–
Net Increase (Decrease)	946	135	N/A	17,146

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (58) $	(6) $	–	$ (1,699)
From net realized gain on
investments	(49)	(9)	–	(1,019)
Total Dividends and
Distributions	$ (107) $	(15) $	–	$ (2,718)

Period Ended August 31, 2010(a)
From net investment
income	$ (8) $	–	N/A	$ (272)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (8) $	–	N/A	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							International Equity Index Fund
							Year Ended	Period Ended
							August 31, 2011	August 31, 2010(a)
Operations
Net investment income (loss)							$ 12,584	$ 3,566
Net realized gain (loss) on investments, futures, and foreign
currency transactions							557	(1,581)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							6,010	(11,512)
		Net Increase (Decrease) in Net Assets Resulting from Operations					19,151	(9,527)

Dividends and Distributions to Shareholders
From net investment income							(7,027)	–
From net realized gain on investments							(491)	–
					Total Dividends and Distributions		(7,518)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							186,115	355,480
				Total increase (decrease) in net assets			197,748	345,953

Net Assets
Beginning of period							345,953	–
End of period (including undistributed net investment income as set forth below)							$ 543,701	$ 345,953
Undistributed (overdistributed) net investment income (loss)							$ 9,211	$ 3,565

	Institutional R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 220,185	$ 13	$ 65 $	1,318	$ 3,284	$ 3,727
Reinvested	7,463	–	1	3	24	27
Redeemed	(48,262)	–	(54)	(217)	(287)	(1,175)
Net Increase (Decrease)	$ 179,386	$ 13	$ 12 $	1,104	$ 3,021	$ 2,579
Shares:
Sold	20,669	1	6	124	324	344
Reinvested	715	–	–	1	2	2
Redeemed	(4,562)	–	(5)	(21)	(28)	(112)
Net Increase (Decrease)	16,822	1	1	104	298	234

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 372,607	$ 10	$ 58 $	56	$ 1,163	$ 1,701
Redeemed	(19,899)	–	(12)	(1)	(61)	(142)
Net Increase (Decrease)	$ 352,708	$ 10	$ 46 $	55	$ 1,102	$ 1,559
Shares:
Sold	39,832	1	6	6	127	198
Redeemed	(2,148)	–	(1)	–	(7)	(16)
Net Increase (Decrease)	37,684	1	5	6	120	182

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (6,976) $	–	$ (1) $	(3) $	(22) $	(25)
From net realized gain on
investments	(487)	–	–	–	(2)	(2)
Total Dividends and Distributions $	(7,463) $	–	$ (1) $	(3) $	(24) $	(27)

Period Ended August 31, 2010(a)
From net investment
income	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ – $	–	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund

								Year Ended		Period Ended
								August 31, 2011		August 31, 2010(a)
Operations
Net investment income (loss)								$ 187,280		$ 135,230
Net realized gain (loss) on investments, futures, and foreign
currency transactions									71,713	46,792
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies									(90,734)	213,281
		Net Increase (Decrease) in Net Assets Resulting from Operations							168,259	395,303

Dividends and Distributions to Shareholders
From net investment income									(185,495)	(136,444)
From net realized gain on investments									(18,007)	–
					Total Dividends and Distributions				(203,502)	(136,444)

Capital Share Transactions
Net increase (decrease) in capital share transactions									629,650	108,154
Redemption fees - Class A									–	2
Redemption fees - Class J									–	2
				Total increase (decrease) in net assets					594,407	367,017

Net Assets
Beginning of period									2,779,092	2,412,075
End of period (including undistributed net investment income as set forth below)								$ 3,373,499		$ 2,779,092
Undistributed (overdistributed) net investment income (loss)								$ 2,633		$ 68

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 751,538	$ 228,675	$ 9,029	$ 395,723	$ 714,628	$ 363	$ 520 $	2,012	$ 489 $	1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131	77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)	(694)
Net Increase (Decrease)	$ (76,052) $	98,546	$ 1,341	$ 362,515	$ 242,130	$ (126) $	(183) $	1,818	$ (1,245) $	906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49	152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13	8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)	(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)	90
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	N/A	$ 381,542	$ 301	$ 812 $	492	$ 326 $	1,565
Reinvested	24,947	10,651	1,282	N/A	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	N/A	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	N/A	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	N/A	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	N/A	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	N/A	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	N/A	(13,045)	5	(26)	13	(34)	(58)

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (58,876) $	(32,489) $	(1,607) $	(5,460) $	(86,617) $	(78) $	(45) $	(133) $	(118) $	(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)	(5)
Total Dividends and
Distributions	$ (64,985) $	(36,169) $	(1,773) $	(5,462) $	(94,622) $	(87) $	(51) $	(145) $	(131) $	(77)
Period Ended August 31, 2010(a)
From net investment
income	$ (39,415) $ (24,176) $		(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $ (24,176) $		(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

15

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Small-MidCap
				Dividend
Amounts in thousands				Income Fund
				Period Ended
				August 31, 2011(a)
Operations
Net investment income (loss)				$ 1,730
Net realized gain (loss) on investments, futures, and foreign
currency transactions				(1,039)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies				(14,743)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(14,052)

Capital Share Transactions
Net increase (decrease) in capital share transactions				230,677
			Total increase (decrease) in net assets	216,625

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$ 216,625
Undistributed (overdistributed) net investment income (loss)				$ 1,716

	Class A	Class P	Institutional
Capital Share Transactions:
Period Ended August 31, 2011(a)
Dollars:
Sold	$ 3,925 $	111	$ 226,679
Redeemed	(38)	–	–
Net Increase (Decrease)	$ 3,887 $	111	$ 226,679
Shares:
Sold	402	12	22,886
Redeemed	(4)	–	–
Net Increase (Decrease)	398	12	22,886

Distributions:
Period Ended August 31, 2011(a)
From net investment
income	$ – $	–	$ –
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ – $	–	$ –

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

16

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At August 31, 2011, the Fund consists of 64 separate funds. The financial statements for Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective December 30, 2009, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares of Bond Market Index Fund and International Equity Index Fund were made by Principal Management Corporation (the “Manager”).

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by the Manager.

Effective March 16, 2010, the initial purchase of $10,000 of Class J shares of Bond Market Index Fund was made by the Manager.

Effective May 14, 2010, Bond Market Index Fund acquired all the assets and assumed all the liabilities of High Quality Intermediate-Term Bond Fund pursuant to a plan of acquisition approved by shareholders on May 10, 2010. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,460,000 shares from High Quality Intermediate-Term Bond Fund for 4,362,000 shares valued at $44,780,000 of Bond Market Index Fund at an approximate exchange rate of .80, .80, .80, .79, .80, .79, & .79 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of High Quality Intermediate-Term Bond Fund, with a fair value of approximately $42,972,000 and a cost of $42,366,000 at May 14, 2010 were the primary assets acquired by Bond Market Index Fund. For financial reporting purposes, assets received and shares issued by Bond Market Index Fund were recorded at fair value; however, the cost basis of the investments received from High Quality Intermediate-Term Bond Fund was carried forward to align ongoing reporting of Bond Market Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of High Quality Intermediate-Term Bond Fund and Bond Market Index Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $44,780,000 ($30,447,000 of accumulated realized losses and $606,000 of unrealized appreciation) and $357,738,000, respectively. The aggregate net assets of Bond Market Index Fund immediately following the acquisition were $402,518,000.

Assuming the acquisition had been completed on December 30, 2009, the date operations commenced for Bond Market Index Fund, Bond Market Index Fund’s pro forma results of operations for the period ended August 31, 2010, would have been $6,232,000 of net investment income, $21,856,000 of net realized and unrealized gain on investments, and $28,088,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Quality Intermediate-Term Bond Fund that have been included in the Bond Market Index Fund’s statement of operations since May 14, 2010.

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by the Manager.

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

2. Significant Accounting Policies (Continued)

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

International
Equity Index Fund
Euro	27.1%
British Pound	20.8
Japanese Yen	20.2
Australian Dollar	8.5
Swiss Franc	8.3
United States Dollar	5.4

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the periods ended August 31, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following: 1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2011, that would merit recognition or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

3. Operating Policies

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the periods ended August 31, 2011, Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund, and Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Short Sales. Bond Market Index Fund entered into short sales transactions during the period. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited. There were no short sales outstanding at the end of the period.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2011		Liability Derivatives August 31, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 26* Payables, Net Assets Consist of Net unrealized		$ (11)*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ — Payables, Net Assets Consist of Net unrealized		$ (188)*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ (1,837)	$ 21
contracts/Change in unrealized
appreciation/(depreciation) of Futures
contracts
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 656	$ (331)
contracts/Change in unrealized
appreciation/(depreciation) of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. During the periods ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 332,029	$ 172	$ 332,201
Municipal Bonds	—	9,514	—	9,514
Repurchase Agreements	—	9,854	—	9,854
U.S. Government & Government Agency Obligations	—	671,596	—	671,596
Total investments in securities $	—	$ 1,022,993	$ 172	$ 1,023,165

Diversified Real Asset Fund
Bonds	$ —	$ 65,912	$ —	$ 65,912
Commodity Indexed Structured Notes	—	63,932	—	63,932
Common Stocks
Basic Materials	31,552	—	—	31,552
Consumer, Cyclical	1,947	—	—	1,947
Consumer, Non-cyclical	1,108	—	—	1,108
Energy	130,684	—	308	130,992
Financial	132,902	—	—	132,902
Industrial	2,996	—	—	2,996
Convertible Preferred Stocks
Financial	—	1,230	—	1,230
Repurchase Agreements	—	16,356	—	16,356
U.S. Government & Government Agency Obligations	—	244,781	—	244,781
Total investments in securities $	301,189	$ 392,211	$ 308	$ 693,708
Assets
Interest Rate Contracts**
Futures	$ 26	$ —	$ —	$ 26
Liabilities
Interest Rate Contracts**
Futures	$ (11)	$ —	$ —	$ (11)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2011

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks*	$ 534,683		$ —	$ —	$ 534,683
Repurchase Agreements		—	8,951	—	8,951
	Total investments in securities $	534,683	$ 8,951	$ —	$ 543,634
Liabilities
Equity Contracts**
Futures	$ (188)		$ —	$ —	$ (188)

Preferred Securities Fund
Bonds	$ —		$ 1,521,709	$ 2,396	$ 1,524,105
Common Stocks*		3,010	—	—	3,010
Convertible Preferred Stocks
Financial		14,188	—	—	14,188
Utilities		—	3,694	—	3,694
Preferred Stocks
Communications		116,649	26,114	—	142,763
Energy		4,551	—	—	4,551
Financial		1,290,056	112,020	—	1,402,076
Government		—	28,069	—	28,069
Utilities		132,064	7,214	—	139,278
Repurchase Agreements		—	76,815	—	76,815
	Total investments in securities $	1,560,518	$ 1,775,635	$ 2,396	$ 3,338,549

Small-MidCap Dividend Income Fund
Common Stocks*	$ 205,555		$ —	$ —	$ 205,555
Convertible Preferred Stocks*		4,022	—	—	4,022
Preferred Stocks		1,483	—	—	1,483
Repurchase Agreements		—	4,226	—	4,226
	Total investments in securities $	211,060	$ 4,226	$ —	$ 215,286

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued
				Discounts/
				Premiums						Net Change in Unrealized
		Value	Realized and Change			Proceeds	Transfers Transfers		Value Appreciation/(Depreciation)
		August 31,	Gain/	in Unrealized		from	into Level	Out of Level August 31,		on Investments Held at
Fund		2010	(Loss)	Gain/(Loss)	Purchases	Sales	3*	3*	2011	August 31, 2011
Bond Market Index Fund
Bonds	$ 302		$ —	$ 6	$ 168	$ (100)	$ —	$ (204)	$ 172	$ 5
	Total $	302	$ —	$ 6	$ 168	$ (100)	$ —	$ (204)	$ 172	$ 5

Diversified Real Asset Fund
Common Stocks
Energy	$ 187		$ —	$ 121	$ —	$ —	$ —	$ —	$ 308	$ 121
	Total $	187	$ —	$ 121	$ —	$ —	$ —	$ —	$ 308	$ 121

Preferred Securities Fund
Bonds	$ 75,792		$ —	$ (203)	$ 9,352	$ (66,448)	$ 558	$ (16,655)	$ 2,396	$ 188
Preferred Stocks
Financial		12,110	3,084	(2,157)	—	(5,374)	—	(7,663)	—	—
Government		14,500	—	—	—	—	—	(14,500)	—	—
	Total $	102,402	$ 3,084	$ (2,360)	$ 9,352	$ (71,822)	$ 558	$ (38,818)	$ 2,396	$ 188

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Small-MidCap Dividend Income Fund	.80%	.78%	.76%	.75%

		Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from September 1, 2010 through August 31, 2011
		Class A		Class C	Class P	Institutional	Expiration
Diversified Real Asset Fund		1.25%		2.00%	N/A	.95%	December 31, 2012
Small-MidCap Dividend Income Fund		1.40		N/A	1.00%	N/A	February 28, 2013

		Period from September 1, 2010 through August 31, 2011
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	.30%	1.18%	1.05%	.87%	.68%	.56%	December 31, 2011
International Equity Index Fund	.40*	1.28*	1.15*	.97*	.78*	.66*	December 31, 2011

* Prior to January 1, 2011 the expense limit was .35%, 1.23%, 1.10%, .92%, .73%, and .61% for Institutional, R-1, R-2, R-3, R-4, and R-5 shares, respectively.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 27, 2010 through August 31, 2011

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2011
Preferred Securities Fund	.20	February 28, 2012

Effective June 13, 2011, the Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the periods ended August 31, 2011, were as follows (in thousands):

	Class A	Class C	Class J
Bond Market Index Fund	N/A	N/A	$ 2
Diversified Real Asset Fund	$ 215	$ 4	N/A
Preferred Securities Fund	654	154	3
Small-MidCap Divided Income Fund	3	N/A	N/A

Affiliated Ownership. At August 31, 2011, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2
Bond Market Index Fund	N/A	N/A	18,324	—	—
Diversified Real Asset Fund	—	—	124	N/A	N/A
International Equity Index Fund	N/A	N/A	5,707	1	1
Preferred Securities Fund	—	—	6,495	—	—
Small-MidCap Dividend Income Fund	1	1	1	N/A	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $311,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended August 31, 2011.

6. Investment Transactions

For the periods ended August 31, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 562,146	$ 307,571
Diversified Real Asset Fund	382,360	123,102
International Equity Index Fund	331,899	145,341
Preferred Securities Fund	1,120,273	528,531
Small-MidCap Dividend Income Fund	244,448	17,524

For the year ended August 31, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 553,555	$ 379,228
Diversified Real Asset Fund	283,127	155,925

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2011, and August 31, 2010 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2011	2010	2011	2010
Bond Market Index Fund	$ 14,706 $	– $	105 $	–
Diversified Real Asset Fund	2,764	280	76	–
International Equity Index Fund	7,368	–	150	–
Preferred Securities Fund	192,240	136,444	11,262	–

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Bond Market Index Fund	$ 16,732	$ —
Diversified Real Asset Fund	8,968	14,921
International Equity Index Fund	10,549	197
Preferred Securities Fund	2,840	11,588
Small-MidCap Dividend Income Fund	1,589	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:
				No		Annual
	2015	2016	2017	Expiration	Total	Limitations*
Bond Market Index Fund	$ 4,159 $	6,304 $	1,805	$ –	$ 12,268	$ 1,805
Preferred Securities Fund	–	51,579	61,538	–	113,117	61,132
Small-MidCap Dividend Income Fund	–	–	–	1,019	1,019	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2011, Bond Market Index Fund and Preferred Securities Fund utilized $365,000 and $58,213,000 of capital loss carryforward, respectively.

With respect to Small-MidCap Dividend Income Fund, capital losses generated during the fiscal year ending August 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. With respect to all of the other Funds, capital losses generated during the fiscal year ending August 31, 2012 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2011, the Funds had approximate post-October losses as follows (amounts in thousands):

Bond Market Index Fund	$822
Diversified Real Asset Fund	91
International Equity Index Fund	7

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments
Bond Market Index Fund	$ 2,823	$ (2,823)
Diversified Real Asset Fund	(169)	169
International Equity Index Fund	89	(89)
Preferred Securities Fund	780	(780)
Small-MidCap Dividend Income Fund	(14)	14

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS - 32.47%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Aerospace & Defense - 0.29%			Banks - 5.08%
Boeing Co/The			Abbey National Treasury Services
1.88%, 11/20/2012	$ 200	$ 203	PLC/London
3.75%, 11/20/2016	200	220	2.88%, 4/25/2014	$ 200	$ 191
General Dynamics Corp			Ally Financial Inc
4.25%, 5/15/2013	100	106	2.20%, 12/19/2012	250	256
L-3 Communications Corp			American Express Centurion Bank
4.95%, 2/15/2021	300	315	5.55%, 10/17/2012	200	209
Lockheed Martin Corp			Bank of America Corp
5.50%, 11/15/2039	70	75	3.63%, 3/17/2016	400	390
5.72%, 6/1/2040	100	109	3.70%, 9/1/2015	515	507
Northrop Grumman Corp			4.50%, 4/1/2015	150	151
3.50%, 3/15/2021	300	303	4.75%, 8/15/2013	300	303
Raytheon Co			4.75%, 8/1/2015	100	101
3.13%, 10/15/2020	300	298	4.88%, 1/15/2013	200	203
4.88%, 10/15/2040	200	198	4.90%, 5/1/2013	100	102
United Technologies Corp			5.42%, 3/15/2017	150	146
4.50%, 4/15/2020	290	323	5.65%, 5/1/2018	500	510
5.38%, 12/15/2017	400	473	6.00%, 9/1/2017	340	349
5.70%, 4/15/2040	200	230	6.50%, 8/1/2016	350	376
6.13%, 7/15/2038	70	85	7.38%, 5/15/2014	400	438
		$ 2,938	7.63%, 6/1/2019	400	452
			Bank of New York Mellon Corp/The
Agriculture - 0.35%			5.13%, 8/27/2013	400	431
Altria Group Inc			5.50%, 12/1/2017	125	138
10.20%, 2/6/2039	40	58	Bank of Nova Scotia
4.13%, 9/11/2015	140	151	2.25%, 1/22/2013	200	204
9.25%, 8/6/2019	50	66	2.38%, 12/17/2013	200	206
9.70%, 11/10/2018	300	397	2.90%, 3/29/2016	400	419
9.95%, 11/10/2038	295	416	Barclays Bank PLC
Archer-Daniels-Midland Co			2.38%, 1/13/2014	300	296
4.48%, 3/1/2021(a)	500	555
			5.00%, 9/22/2016	160	165
5.38%, 9/15/2035	200	220	5.13%, 1/8/2020	100	101
Bunge Ltd Finance Corp			5.14%, 10/14/2020	400	368
4.10%, 3/15/2016	300	312	5.45%, 9/12/2012	100	103
Lorillard Tobacco Co			6.75%, 5/22/2019	300	330
8.13%, 6/23/2019	140	168	BB&T Capital Trust II
8.13%, 5/1/2040	100	113	6.75%, 6/7/2036	200	198
Philip Morris International Inc			BB&T Corp
4.50%, 3/26/2020	510	556	3.95%, 4/29/2016	115	123
5.65%, 5/16/2018	100	118	5.20%, 12/23/2015	100	109
Reynolds American Inc			6.85%, 4/30/2019	70	84
7.63%, 6/1/2016	350	422	BNP Paribas SA
		$ 3,552	3.25%, 3/11/2015	300	298
Airlines - 0.06%			5.00%, 1/15/2021	300	310
Continental Airlines 2010-A			Capital One Capital V
4.75%, 1/12/2021	200	193	10.25%, 8/15/2039	60	62
Delta Air Lines 2007-1 Class A Pass			Capital One Capital VI
Through Trust			8.88%, 5/15/2040	20	20
6.82%, 8/10/2022	378	381	Capital One Financial Corp
		$ 574	5.50%, 6/1/2015	200	222
			6.75%, 9/15/2017	300	343
Automobile Asset Backed Securities - 0.03%			Citibank NA
Ally Auto Receivables Trust			1.75%, 12/28/2012	200	204
1.11%, 1/15/2015(a)	250	251	Citigroup Inc
Ford Credit Auto Owner Trust			3.95%, 6/15/2016	300	307
5.69%, 11/15/2012(a)	90	92	4.59%, 12/15/2015	300	312
		$ 343	5.00%, 9/15/2014	400	411
Automobile Manufacturers - 0.05%			5.30%, 10/17/2012	200	207
Daimler Finance North America LLC			5.50%, 4/11/2013	100	104
8.50%, 1/18/2031	400	549	6.00%, 10/31/2033	60	55
			6.01%, 1/15/2015	100	107
			6.13%, 11/21/2017	200	219
Automobile Parts & Equipment - 0.03%			6.13%, 5/15/2018	100	109
Johnson Controls Inc			6.13%, 8/25/2036	200	190
5.00%, 3/30/2020	250	275	6.38%, 8/12/2014	460	502
			6.50%, 8/19/2013	350	372
			6.63%, 6/15/2032	50	50
			6.88%, 3/5/2038	100	106
			8.13%, 7/15/2039	300	361

See accompanying notes.			29

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Banks (continued)			Banks (continued)
Citigroup Inc (continued)			JP Morgan Chase Bank NA
8.50%, 5/22/2019	$ 500	$ 611	6.00%, 10/1/2017	$ 410	$ 460
Cooperatieve Centrale Raiffeisen-			KeyBank NA/Cleveland OH
Boerenleenbank BA/Netherlands			5.80%, 7/1/2014	50	55
4.50%, 1/11/2021	200	215	KeyCorp
Credit Suisse/New York NY			3.75%, 8/13/2015	310	320
2.20%, 1/14/2014	250	251	5.10%, 3/24/2021	400	410
3.50%, 3/23/2015	300	306	Korea Development Bank
5.00%, 5/15/2013	170	179	4.00%, 9/9/2016	400	412
5.30%, 8/13/2019	100	105	5.50%, 11/13/2012	200	209
5.40%, 1/14/2020	425	423	Kreditanstalt fuer Wiederaufbau
5.50%, 5/1/2014	60	65	1.38%, 7/15/2013	300	305
Deutsche Bank AG/London			1.38%, 1/13/2014	300	306
2.38%, 1/11/2013	280	280	1.88%, 1/14/2013	500	510
3.45%, 3/30/2015	305	312	2.63%, 3/3/2015	300	319
5.38%, 10/12/2012	100	104	2.63%, 2/16/2016	300	319
6.00%, 9/1/2017	360	406	2.75%, 10/21/2014	550	586
Discover Bank/Greenwood DE			2.75%, 9/8/2020	500	519
7.00%, 4/15/2020	100	109	3.25%, 3/15/2013	600	626
8.70%, 11/18/2019	250	295	4.00%, 10/15/2013	300	322
Export-Import Bank of Korea			4.00%, 1/27/2020	380	432
5.88%, 1/14/2015	90	98	4.13%, 10/15/2014	300	328
8.13%, 1/21/2014	450	509	4.38%, 3/15/2018	370	430
Fifth Third Bancorp			4.50%, 7/16/2018	100	117
5.45%, 1/15/2017	200	217	4.88%, 6/17/2019	100	119
6.25%, 5/1/2013	270	288	5.13%, 3/14/2016	300	353
FleetBoston Financial Corp			Landwirtschaftliche Rentenbank
6.88%, 1/15/2028	50	49	1.88%, 9/24/2012	100	101
Goldman Sachs Group Inc/The			3.13%, 7/15/2015	400	431
3.63%, 2/7/2016	500	500	4.13%, 7/15/2013	100	107
4.75%, 7/15/2013	275	286	5.00%, 11/8/2016	400	471
5.15%, 1/15/2014	150	157	Mellon Funding Corp
5.25%, 10/15/2013	275	287	5.00%, 12/1/2014	300	327
5.38%, 3/15/2020	100	102	Morgan Stanley
5.50%, 11/15/2014	200	213	4.10%, 1/26/2015	250	249
5.63%, 1/15/2017	200	207	4.20%, 11/20/2014	150	150
5.70%, 9/1/2012	750	780	4.75%, 4/1/2014	260	264
6.00%, 5/1/2014	400	430	5.30%, 3/1/2013	50	52
6.13%, 2/15/2033	50	49	5.45%, 1/9/2017	200	205
6.15%, 4/1/2018	550	588	5.50%, 1/26/2020	160	159
6.25%, 2/1/2041	300	295	5.55%, 4/27/2017	200	204
6.45%, 5/1/2036	200	186	5.63%, 9/23/2019	860	874
6.75%, 10/1/2037	480	456	5.75%, 1/25/2021	300	309
HSBC Bank USA NA			6.00%, 5/13/2014	350	367
4.88%, 8/24/2020	250	243	6.00%, 4/28/2015	140	147
HSBC Bank USA NA/New York NY			6.25%, 8/28/2017	270	286
5.88%, 11/1/2034	250	241	6.63%, 4/1/2018	220	236
HSBC Holdings PLC			7.25%, 4/1/2032	60	67
5.25%, 12/12/2012	300	308	7.30%, 5/13/2019	330	369
6.50%, 5/2/2036	60	60	Oesterreichische Kontrollbank AG
6.50%, 9/15/2037	350	349	1.75%, 3/11/2013	400	408
JP Morgan Chase & Co			2.00%, 6/3/2016	500	515
2.05%, 1/24/2014	200	203	PNC Funding Corp
2.13%, 6/22/2012	300	304	4.38%, 8/11/2020	200	212
2.13%, 12/26/2012	500	510	5.13%, 2/8/2020	100	110
2.60%, 1/15/2016	300	299	5.63%, 2/1/2017	400	446
3.45%, 3/1/2016	300	309	6.70%, 6/10/2019	100	120
3.70%, 1/20/2015	300	313	Royal Bank of Canada
4.40%, 7/22/2020	130	134	2.10%, 7/29/2013	100	103
4.63%, 5/10/2021	300	311	2.88%, 4/19/2016	200	207
4.65%, 6/1/2014	300	320	Royal Bank of Scotland Group PLC
4.95%, 3/25/2020	225	240	4.70%, 7/3/2018	55	46
5.13%, 9/15/2014	350	371	6.40%, 10/21/2019	60	60
5.25%, 5/1/2015	45	48	Royal Bank of Scotland PLC/The
5.38%, 10/1/2012	500	524	3.40%, 8/23/2013	405	404
5.60%, 7/15/2041	100	103	3.95%, 9/21/2015	200	195
6.30%, 4/23/2019	100	116	5.63%, 8/24/2020	650	654
6.40%, 5/15/2038	100	113	Sovereign Bank/Wyomissing PA
			5.13%, 3/15/2013	60	61

See accompanying notes.

30

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Banks (continued)			Beverages (continued)
State Street Corp			Dr Pepper Snapple Group Inc
5.38%, 4/30/2017	$ 72	$ 83	2.35%, 12/21/2012	$ 70	$ 71
SunTrust Bank/Atlanta GA			PepsiAmericas Inc
5.00%, 9/1/2015	14	15	4.88%, 1/15/2015	100	113
SunTrust Banks Inc			PepsiCo Inc/NC
3.60%, 4/15/2016	400	402	0.88%, 10/25/2013	200	201
Toronto-Dominion Bank/The			2.50%, 5/10/2016	200	207
1.38%, 7/14/2014	200	203	3.10%, 1/15/2015	90	96
UBS AG/Stamford CT			3.13%, 11/1/2020	200	202
3.88%, 1/15/2015	520	539	4.50%, 1/15/2020	200	225
5.88%, 12/20/2017	400	428	4.65%, 2/15/2013	300	318
Union Bank NA			5.50%, 1/15/2040	200	229
5.95%, 5/11/2016	300	333	7.90%, 11/1/2018	218	288
US Bancorp					$ 5,425
2.45%, 7/27/2015	400	411
4.13%, 5/24/2021	300	317	Biotechnology - 0.11%
US Bank NA/Cincinnati OH			Amgen Inc
6.30%, 2/4/2014	100	112	4.10%, 6/15/2021	200	211
Wachovia Bank NA			5.70%, 2/1/2019	50	59
6.00%, 11/15/2017	600	676	5.75%, 3/15/2040	100	111
6.60%, 1/15/2038	300	342	5.85%, 6/1/2017	310	369
Wachovia Corp			6.40%, 2/1/2039	50	60
4.88%, 2/15/2014	200	211	6.90%, 6/1/2038	50	64
5.25%, 8/1/2014	200	214	Celgene Corp
5.50%, 5/1/2013	100	107	2.45%, 10/15/2015	200	203
5.75%, 2/1/2018	200	229			$ 1,077
Wells Fargo & Co			Building Materials - 0.01%
2.13%, 6/15/2012	500	507	Lafarge SA
3.63%, 4/15/2015	445	465	6.50%, 7/15/2016	120	120
3.68%, 6/15/2016(a)	300	317
3.75%, 10/1/2014	100	106
4.38%, 1/31/2013	100	105	Chemicals - 0.37%
4.60%, 4/1/2021	400	431	Airgas Inc
5.13%, 9/1/2012	300	313	2.95%, 6/15/2016	300	305
5.25%, 10/23/2012	300	315	Dow Chemical Co/The
Westpac Banking Corp			2.50%, 2/15/2016	300	303
3.00%, 8/4/2015	120	123	5.90%, 2/15/2015	195	219
3.00%, 12/9/2015	300	307	6.00%, 10/1/2012	265	279
4.20%, 2/27/2015	220	234	8.55%, 5/15/2019	63	82
4.88%, 11/19/2019	100	105	Eastman Chemical Co
		$ 51,930	3.00%, 12/15/2015	200	206
			4.50%, 1/15/2021	200	212
Beverages - 0.53%			EI du Pont de Nemours & Co
Anheuser-Busch Cos Inc			1.75%, 3/25/2014	300	306
5.50%, 1/15/2018	50	58	2.75%, 4/1/2016	300	314
Anheuser-Busch InBev Worldwide Inc			3.25%, 1/15/2015	300	320
2.50%, 3/26/2013	75	77	4.25%, 4/1/2021	300	326
3.00%, 10/15/2012	250	256	4.63%, 1/15/2020	100	111
4.13%, 1/15/2015	60	66	Potash Corp of Saskatchewan Inc
5.00%, 4/15/2020	150	172	4.88%, 3/30/2020	200	221
5.38%, 1/15/2020	265	310	5.25%, 5/15/2014	100	111
6.38%, 1/15/2040	200	249	PPG Industries Inc
6.88%, 11/15/2019	200	256	3.60%, 11/15/2020	200	207
8.20%, 1/15/2039	200	292	Praxair Inc
Bottling Group LLC			5.38%, 11/1/2016	200	236
6.95%, 3/15/2014	100	115	Sherwin-Williams Co/The
Cia de Bebidas das Americas			3.13%, 12/15/2014	45	48
8.75%, 9/15/2013	16	18			$ 3,806
Coca-Cola Co/The
1.50%, 11/15/2015	300	305	Commercial Services - 0.06%
1.80%, 9/1/2016(b)	300	303	Board of Trustees of The Leland Stanford
3.15%, 11/15/2020	200	203	Junior University/The
Coca-Cola Enterprises Inc			3.63%, 5/1/2014	300	322
2.13%, 9/15/2015	200	202	Western Union Co/The
3.50%, 9/15/2020	200	201	5.25%, 4/1/2020	100	110
Diageo Capital PLC			6.50%, 2/26/2014	70	78
4.83%, 7/15/2020	200	223	Yale University
Diageo Finance BV			2.90%, 10/15/2014	100	106
3.25%, 1/15/2015	160	169			$ 616

See accompanying notes.

31

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount		Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)		(000's)	Value (000's)

Computers - 0.30%			Diversified Financial Services (continued)
Affiliated Computer Services Inc			Citigroup Funding Inc	(continued)
5.20%, 6/1/2015	$ 200	$ 221	1.88%, 11/15/2012	$ 300		$ 306
Dell Inc			2.25%, 12/10/2012		200	205
5.63%, 4/15/2014	100	110	Countrywide Financial Corp
7.10%, 4/15/2028	200	242	6.25%, 5/15/2016		220	222
Hewlett-Packard Co			Credit Suisse USA Inc
1.25%, 9/13/2013	200	199	5.50%, 8/15/2013		200	212
2.13%, 9/13/2015	300	301	5.85%, 8/16/2016		400	450
6.13%, 3/1/2014	260	287	Franklin Resources Inc
IBM International Group Capital LLC			3.13%, 5/20/2015		200	211
5.05%, 10/22/2012	100	105	General Electric Capital Corp
International Business Machines Corp			2.00%, 9/28/2012		150	153
2.00%, 1/5/2016	200	204	2.10%, 1/7/2014		300	304
5.60%, 11/30/2039	360	420	2.13%, 12/21/2012		250	256
5.70%, 9/14/2017	200	240	2.63%, 12/28/2012		700	721
6.22%, 8/1/2027	200	245	2.80%, 1/8/2013		200	205
6.50%, 10/15/2013	300	337	3.50%, 6/29/2015		300	314
7.63%, 10/15/2018	100	132	3.75%, 11/14/2014		300	316
		$ 3,043	4.63%, 1/7/2021		300	309
			4.80%, 5/1/2013		300	316
Consumer Products - 0.02%			5.25%, 10/19/2012		300	314
Avery Dennison Corp			5.38%, 10/20/2016		600	665
5.38%, 4/15/2020	100	103	5.50%, 6/4/2014		200	220
Fortune Brands Inc			5.50%, 1/8/2020		370	408
5.38%, 1/15/2016	10	11	5.63%, 9/15/2017		400	444
Kimberly-Clark Corp			5.88%, 1/14/2038		135	138
7.50%, 11/1/2018	70	91	6.00%, 8/7/2019		205	231
		$ 205	6.15%, 8/7/2037		215	224
Cosmetics & Personal Care - 0.08%			6.75%, 3/15/2032		315	354
Procter & Gamble Co/The			6.88%, 1/10/2039		280	322
0.70%, 8/15/2014	200	201	Goldman Sachs Capital I
4.70%, 2/15/2019	300	346	6.35%, 2/15/2034		210	194
5.55%, 3/5/2037	200	234	HSBC Finance Capital Trust IX
		$ 781	5.91%, 11/30/2035		125	111
			HSBC Finance Corp
Credit Card Asset Backed Securities - 0.14%			6.38%, 11/27/2012		200	210
Chase Issuance Trust			6.68%, 1/15/2021(b)		385	372
4.65%, 3/15/2015	750	797	Jefferies Group Inc
5.12%, 10/15/2014(a)	100	105	6.88%, 4/15/2021		105	117
Citibank Credit Card Issuance Trust			8.50%, 7/15/2019		50	60
2.25%, 12/23/2014	180	184	John Deere Capital Corp
5.30%, 3/15/2018	300	350	1.88%, 6/17/2013		200	204
		$ 1,436	2.25%, 6/7/2016		300	305
Diversified Financial Services - 1.88%			JP Morgan Chase Capital XXV
American Express Co			6.80%, 10/1/2037		360	359
4.88%, 7/15/2013	300	318	JP Morgan Chase Capital XXVII
6.15%, 8/28/2017	500	573	7.00%, 11/1/2039		200	200
7.00%, 3/19/2018	210	250	Merrill Lynch & Co Inc
8.15%, 3/19/2038	100	143	5.30%, 9/30/2015		100	101
American Express Credit Corp			5.45%, 7/15/2014		100	103
5.13%, 8/25/2014	250	274	5.70%, 5/2/2017		200	196
Bear Stearns Cos LLC/The			6.05%, 5/16/2016		560	566
5.55%, 1/22/2017	200	216	6.11%, 1/29/2037		200	167
6.40%, 10/2/2017	499	572	6.88%, 4/25/2018		100	104
7.25%, 2/1/2018	60	71	7.75%, 5/14/2038		350	349
BlackRock Inc			MUFG Capital Finance 1 Ltd
			6.35%, 7/29/2049(a)		100	103
3.50%, 12/10/2014	150	160
5.00%, 12/10/2019	100	110	NASDAQ OMX Group Inc/The
Boeing Capital Corp			4.00%, 1/15/2015		200	204
4.70%, 10/27/2019	130	147	National Rural Utilities Cooperative
Capital One Bank USA NA			Finance Corp
6.50%, 6/13/2013	370	398	10.38%, 11/1/2018		70	100
Caterpillar Financial Services Corp			3.88%, 9/16/2015		500	542
2.65%, 4/1/2016	300	311	Nomura Holdings Inc
4.90%, 8/15/2013	200	215	6.70%, 3/4/2020		505	571
6.13%, 2/17/2014	200	224	ORIX Corp
7.15%, 2/15/2019	140	179	4.71%, 4/27/2015		470	493
Citigroup Funding Inc			Private Export Funding Corp
1.88%, 10/22/2012	250	255	3.05%, 10/15/2014		100	107

See accompanying notes.

32

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Private Export Funding Corp	(continued)		Great Plains Energy Inc
3.55%, 4/15/2013	$ 100	$ 105	4.85%, 6/1/2021	$ 300	$ 316
SLM Corp			Hydro Quebec
5.00%, 10/1/2013	330	332	8.05%, 7/7/2024	400	593
8.00%, 3/25/2020	100	103	LG&E and KU Energy LLC
8.45%, 6/15/2018	100	106	3.75%, 11/15/2020	300	297
Toyota Motor Credit Corp			Louisville Gas & Electric Co
1.38%, 8/12/2013	500	507	5.13%, 11/15/2040	200	224
		$ 19,227	Midamerican Energy Holdings Co
			5.88%, 10/1/2012	400	421
Electric - 1.66%			6.13%, 4/1/2036	110	127
Appalachian Power Co			Nevada Power Co
7.00%, 4/1/2038	80	98	6.50%, 5/15/2018	300	360
Baltimore Gas & Electric Co			7.13%, 3/15/2019	50	63
5.90%, 10/1/2016	270	316	NextEra Energy Capital Holdings Inc
CenterPoint Energy Houston Electric			2.55%, 11/15/2013	95	97
LLC			4.50%, 6/1/2021	200	209
7.00%, 3/1/2014	130	148	Nisource Finance Corp
Commonwealth Edison Co			5.25%, 9/15/2017	275	308
1.63%, 1/15/2014	300	303	5.40%, 7/15/2014	185	203
4.00%, 8/1/2020	40	42	5.95%, 6/15/2041	100	102
5.80%, 3/15/2018	50	58	6.40%, 3/15/2018	60	71
Consolidated Edison Co of New York			Northern States Power Co/MN
Inc			5.25%, 3/1/2018	160	188
4.88%, 2/1/2013	300	315	5.35%, 11/1/2039	320	365
5.85%, 3/15/2036	200	234	Oncor Electric Delivery Co LLC
6.75%, 4/1/2038	100	130	5.25%, 9/30/2040	200	212
Constellation Energy Group Inc			6.80%, 9/1/2018	80	97
4.55%, 6/15/2015	60	64	Pacific Gas & Electric Co
Consumers Energy Co			3.50%, 10/1/2020	100	102
5.50%, 8/15/2016	285	327	6.05%, 3/1/2034	400	461
Detroit Edison Co/The			PacifiCorp
3.45%, 10/1/2020	20	21	5.65%, 7/15/2018	275	325
Dominion Resources Inc/VA			6.25%, 10/15/2037	360	441
1.80%, 3/15/2014	300	303	PG&E Corp
5.15%, 7/15/2015	200	227	5.75%, 4/1/2014	400	441
8.88%, 1/15/2019	100	132	PPL Energy Supply LLC
Duke Energy Carolinas LLC			5.70%, 10/15/2035	180	199
5.30%, 10/1/2015	600	690	Progress Energy Inc
5.30%, 2/15/2040	50	56	7.75%, 3/1/2031	30	40
Duke Energy Corp			Public Service Electric & Gas Co
3.35%, 4/1/2015	300	317	3.50%, 8/15/2020	285	290
3.95%, 9/15/2014	25	27	Puget Sound Energy Inc
Duke Energy Indiana Inc			5.80%, 3/15/2040	200	232
3.75%, 7/15/2020	145	153	San Diego Gas & Electric Co
Entergy Arkansas Inc			5.35%, 5/15/2040	330	379
3.75%, 2/15/2021	100	102	South Carolina Electric & Gas Co
Exelon Corp			5.45%, 2/1/2041	300	340
4.90%, 6/15/2015	150	165	Southern California Edison Co
Exelon Generation Co LLC			5.50%, 3/15/2040	400	462
5.20%, 10/1/2019	400	434	5.95%, 2/1/2038	30	36
6.25%, 10/1/2039	60	65	Southwestern Electric Power Co
FirstEnergy Corp			6.20%, 3/15/2040	200	221
7.38%, 11/15/2031	100	116	6.45%, 1/15/2019	100	120
FirstEnergy Solutions Corp			Toledo Edison Co/The
6.05%, 8/15/2021	60	66	7.25%, 5/1/2020	300	383
6.80%, 8/15/2039	395	414	TransAlta Corp
Florida Power & Light Co			6.50%, 3/15/2040	100	109
5.13%, 6/1/2041	200	221	Union Electric Co
5.63%, 4/1/2034	100	116	6.40%, 6/15/2017	300	359
5.69%, 3/1/2040	190	227	Virginia Electric and Power Co
Florida Power Corp			6.00%, 5/15/2037	300	352
4.55%, 4/1/2020	300	332	8.88%, 11/15/2038	40	63
5.65%, 4/1/2040	100	114			$ 17,007
6.40%, 6/15/2038	260	323
Georgia Power Co			Electrical Components & Equipment - 0.03%
3.00%, 4/15/2016	300	316	Emerson Electric Co
4.25%, 12/1/2019	300	326	4.63%, 10/15/2012	200	208
6.00%, 9/1/2040	100	101	4.88%, 10/15/2019	100	114
					$ 322

See accompanying notes.

33

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Electronics - 0.06%			Finance - Mortgage Loan/Banker (continued)
Agilent Technologies Inc			Fannie Mae (continued)
6.50%, 11/1/2017	$ 60	$ 71	4.38%, 10/15/2015	$ 400	$ 457
Koninklijke Philips Electronics NV			4.63%, 5/1/2013	500	534
5.75%, 3/11/2018	40	46	4.63%, 10/15/2014	150	169
Thermo Fisher Scientific Inc			4.75%, 11/19/2012	200	211
2.05%, 2/21/2014	300	309	5.00%, 3/15/2016	250	293
4.70%, 5/1/2020	200	225	5.00%, 2/13/2017	250	296
		$ 651	5.00%, 5/11/2017	250	297
			5.25%, 9/15/2016	200	239
Environmental Control - 0.17%			5.38%, 6/12/2017	250	302
Republic Services Inc			5.38%, 4/11/2022	150	154
4.75%, 5/15/2023	200	213	5.63%, 7/15/2037	100	126
5.50%, 9/15/2019	405	465	5.78%, 6/7/2022	100	104
6.20%, 3/1/2040	230	255	6.00%, 4/18/2036	200	228
Waste Management Inc			6.63%, 11/15/2030	400	568
6.38%, 3/11/2015	300	348	7.13%, 1/15/2030	275	402
7.00%, 7/15/2028	60	73	7.25%, 5/15/2030	200	299
7.38%, 3/11/2019	300	381	Federal Home Loan Banks
		$ 1,735	0.50%, 8/28/2013	500	501
Federal & Federally Sponsored Credit - 0.19%			0.88%, 8/22/2012	200	201
Federal Farm Credit Bank			0.88%, 12/27/2013	500	505
0.88%, 12/16/2013	250	250	1.00%, 3/27/2013	500	505
1.10%, 7/7/2014	500	501	1.00%, 8/8/2014	500	501
1.88%, 12/7/2012	509	519	1.50%, 1/16/2013	500	508
3.88%, 10/7/2013	617	661	1.63%, 9/26/2012	700	710
		$ 1,931	1.63%, 11/21/2012	250	254
			1.63%, 3/20/2013	500	510
Finance - Mortgage Loan/Banker - 5.20%			1.75%, 8/22/2012	250	254
Fannie Mae			1.75%, 12/14/2012	200	204
0.00%, 6/1/2017(c)	600	542	1.88%, 6/21/2013	200	206
0.00%, 10/9/2019(c)	250	186	2.00%, 12/9/2014	250	251
0.38%, 12/28/2012	1,000	1,002	2.38%, 3/14/2014	150	157
0.50%, 10/30/2012	500	502	2.75%, 12/12/2014	150	159
0.50%, 9/6/2013(d)	500	500	2.75%, 3/13/2015	700	748
0.55%, 11/1/2012	250	250	2.88%, 6/12/2015	150	161
0.63%, 9/24/2012	250	251	3.13%, 12/13/2013	200	212
0.75%, 12/18/2013	500	503	3.38%, 2/27/2013	700	732
1.00%, 9/20/2013	200	201	3.63%, 10/18/2013	250	267
1.00%, 9/23/2013	600	607	3.88%, 6/14/2013	200	213
1.00%, 10/18/2013	500	500	4.00%, 9/6/2013	150	161
1.00%, 4/25/2014	150	150	4.00%, 1/13/2021	500	504
1.00%, 6/27/2014	250	251	4.50%, 11/15/2012	250	262
1.11%, 4/29/2014	500	501	4.50%, 9/16/2013	150	163
1.13%, 6/27/2014	700	713	4.63%, 10/10/2012	200	210
1.25%, 8/20/2013	400	407	4.75%, 12/16/2016	250	293
1.25%, 2/27/2014	1,000	1,020	4.88%, 5/17/2017	250	294
1.25%, 10/28/2014	70	70	5.00%, 11/17/2017	750	900
1.50%, 6/26/2013	200	204	5.13%, 8/14/2013	250	273
1.50%, 3/28/2014	500	503	5.25%, 6/18/2014	250	283
1.63%, 10/26/2015	1,000	1,030	5.38%, 5/18/2016	300	358
1.75%, 8/10/2012	250	254	5.50%, 8/13/2014	250	286
1.75%, 5/7/2013	250	256	5.50%, 7/15/2036	200	245
2.00%, 11/30/2015	400	402	5.63%, 6/11/2021	100	124
2.00%, 3/28/2016	250	250	5.65%, 4/20/2022	50	52
2.00%, 11/10/2016	100	100	Freddie Mac
2.20%, 7/5/2016	250	251	0.38%, 11/30/2012	500	501
2.38%, 7/28/2015	400	424	0.63%, 12/28/2012	500	502
2.38%, 4/11/2016	700	739	1.15%, 10/7/2013	500	500
2.50%, 5/15/2014	200	211	1.20%, 4/28/2014	200	200
2.63%, 11/20/2014	500	533	1.27%, 1/26/2015	130	131
2.75%, 2/5/2014	500	528	1.35%, 12/30/2014	500	502
2.75%, 3/13/2014	1,000	1,058	1.38%, 1/9/2013	800	812
2.75%, 3/28/2016	350	351	1.38%, 10/18/2013	250	250
2.88%, 12/11/2013	280	296	1.38%, 2/25/2014	500	511
3.00%, 9/16/2014	800	860	1.50%, 8/24/2016	500	501
3.25%, 4/9/2013	200	210	1.63%, 4/15/2013	250	255
3.88%, 7/12/2013	250	267	1.75%, 9/10/2015	250	259
4.00%, 9/30/2025	450	450	2.13%, 9/21/2012	750	765
4.38%, 9/15/2012	250	261	2.50%, 1/7/2014	250	262
4.38%, 3/15/2013	250	266
See accompanying notes.			34

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Finance - Mortgage Loan/Banker (continued)			Forest Products & Paper (continued)
Freddie Mac (continued)			Plum Creek Timberlands LP
2.50%, 4/23/2014	$ 200	$ 211	4.70%, 3/15/2021	$ 200	$ 204
2.50%, 5/27/2016	700	745			$ 429
2.88%, 2/9/2015	500	537
3.50%, 5/29/2013	250	264	Gas - 0.09%
3.53%, 9/30/2019	750	760	Atmos Energy Corp
3.75%, 6/28/2013	550	585	4.95%, 10/15/2014	200	220
3.75%, 3/27/2019	1,150	1,293	National Grid PLC
4.13%, 12/21/2012	250	262	6.30%, 8/1/2016	160	187
4.13%, 9/27/2013	250	269	Sempra Energy
4.25%, 12/12/2018	200	202	2.00%, 3/15/2014	400	407
4.38%, 7/17/2015	200	227	6.00%, 10/15/2039	50	57
4.50%, 1/15/2013	800	846			$ 871
4.50%, 7/15/2013	250	269	Healthcare - Products - 0.25%
4.50%, 1/15/2014	250	274	Baxter International Inc
4.50%, 1/15/2015	250	282	4.25%, 3/15/2020	200	217
4.75%, 11/17/2015	250	290	5.90%, 9/1/2016	70	84
4.75%, 1/19/2016	900	1,045	Becton Dickinson and Co
4.88%, 11/15/2013	200	220	5.00%, 11/12/2040	200	212
4.88%, 6/13/2018	325	387	Boston Scientific Corp
5.00%, 1/30/2014	250	277	6.00%, 1/15/2020	200	221
5.00%, 7/15/2014	250	282	6.25%, 11/15/2015	200	224
5.00%, 2/16/2017	400	474	7.38%, 1/15/2040	200	238
5.13%, 10/18/2016	250	297	Covidien International Finance SA
5.13%, 11/17/2017	200	240	6.00%, 10/15/2017	90	108
5.25%, 4/18/2016	200	238	Johnson & Johnson
5.50%, 7/18/2016	250	301	2.95%, 9/1/2020	500	519
5.50%, 8/23/2017	400	488	4.95%, 5/15/2033	200	219
6.25%, 7/15/2032	400	545	Medtronic Inc
6.75%, 3/15/2031	300	425	4.45%, 3/15/2020	400	447
		$ 53,192	Stryker Corp
Food - 0.42%			4.38%, 1/15/2020	100	109
Campbell Soup Co					$ 2,598
4.25%, 4/15/2021	200	215	Healthcare - Services - 0.15%
ConAgra Foods Inc			Aetna Inc
5.88%, 4/15/2014	120	132	6.63%, 6/15/2036	20	24
General Mills Inc			6.75%, 12/15/2037	50	62
5.25%, 8/15/2013	700	758	Quest Diagnostics Inc/DE
HJ Heinz Finance Co			4.75%, 1/30/2020	15	16
6.75%, 3/15/2032	100	121	5.45%, 11/1/2015	70	79
Kellogg Co			UnitedHealth Group Inc
4.00%, 12/15/2020	300	316	4.70%, 2/15/2021	350	380
5.13%, 12/3/2012	270	284	6.50%, 6/15/2037	300	354
Kraft Foods Inc			6.88%, 2/15/2038	50	62
4.13%, 2/9/2016	50	54	WellPoint Inc
5.38%, 2/10/2020	215	244	5.25%, 1/15/2016	130	146
6.50%, 8/11/2017	300	363	5.80%, 8/15/2040	20	22
6.50%, 2/9/2040	295	344	6.38%, 6/15/2037	300	355
6.75%, 2/19/2014	170	192			$ 1,500
7.00%, 8/11/2037	140	170
Kroger Co/The			Home Furnishings - 0.03%
4.95%, 1/15/2015	300	330	Whirlpool Corp
5.40%, 7/15/2040	100	103	4.85%, 6/15/2021	300	301
6.15%, 1/15/2020	50	60
6.40%, 8/15/2017	70	84	Insurance - 0.84%
Safeway Inc			ACE INA Holdings Inc
3.95%, 8/15/2020	125	124	5.88%, 6/15/2014	100	111
6.25%, 3/15/2014	90	101	Aegon NV
Unilever Capital Corp			4.63%, 12/1/2015	90	95
2.75%, 2/10/2016	300	315	Aflac Inc
		$ 4,310	3.45%, 8/15/2015	80	82
Forest Products & Paper - 0.04%			6.45%, 8/15/2040	125	122
International Paper Co			8.50%, 5/15/2019	50	62
7.30%, 11/15/2039	100	112	Allstate Corp/The
7.50%, 8/15/2021	30	36	6.75%, 5/15/2018	200	237
9.38%, 5/15/2019	60	77	7.45%, 5/16/2019	200	243
			American International Group Inc
			4.25%, 5/15/2013	200	203
			5.60%, 10/18/2016	300	311
See accompanying notes.			35

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Insurance (continued)			Internet (continued)
American International Group Inc			Google Inc (continued)
(continued)			2.13%, 5/19/2016	$ 200	$ 206
6.25%, 3/15/2037	$ 400	$ 322	3.63%, 5/19/2021	200	212
8.25%, 8/15/2018	440	496			$ 924
AON Corp
8.21%, 1/1/2027	20	23	Iron & Steel - 0.11%
Berkshire Hathaway Finance Corp			ArcelorMittal
1.50%, 1/10/2014	300	304	3.75%, 8/5/2015	35	34
4.25%, 1/15/2021	400	427	5.38%, 6/1/2013	150	156
4.60%, 5/15/2013	300	316	5.50%, 3/1/2021	300	294
5.75%, 1/15/2040	60	65	6.75%, 3/1/2041	300	286
Berkshire Hathaway Inc			7.00%, 10/15/2039	200	193
3.20%, 2/11/2015	160	169	9.85%, 6/1/2019	70	86
Chubb Corp			Nucor Corp
6.50%, 5/15/2038	40	47	5.75%, 12/1/2017	50	59
CNA Financial Corp					$ 1,108
5.75%, 8/15/2021	300	313	Machinery - Construction & Mining - 0.03%
Fidelity National Financial Inc			Caterpillar Inc
6.60%, 5/15/2017	200	217	6.05%, 8/15/2036	300	359
Genworth Financial Inc
5.75%, 6/15/2014	80	79
7.70%, 6/15/2020	100	90	Machinery - Diversified - 0.05%
Hartford Financial Services Group Inc			Deere & Co
5.38%, 3/15/2017	300	309	4.38%, 10/16/2019	220	246
6.00%, 1/15/2019	70	72	Rockwell Automation Inc
6.63%, 3/30/2040	100	97	6.25%, 12/1/2037	200	244
Liberty Mutual Group Inc			Roper Industries Inc
7.25%, 9/1/2012(b)	3	3	6.63%, 8/15/2013	50	55
Lincoln National Corp					$ 545
7.00%, 6/15/2040	185	200	Media - 1.06%
8.75%, 7/1/2019	50	62	CBS Corp
Marsh & McLennan Cos Inc			5.75%, 4/15/2020	255	285
5.75%, 9/15/2015	46	52	7.88%, 7/30/2030	305	380
MetLife Inc			Comcast Cable Communications Inc
5.70%, 6/15/2035	250	259	7.13%, 6/15/2013	300	332
6.75%, 6/1/2016	400	469	Comcast Corp
7.72%, 2/15/2019	100	123	5.15%, 3/1/2020	680	775
PartnerRe Finance B LLC			6.40%, 3/1/2040	180	204
5.50%, 6/1/2020	100	103	6.45%, 3/15/2037	235	261
Progressive Corp/The			6.95%, 8/15/2037	90	105
3.75%, 8/23/2021	300	299	COX Communications Inc
Protective Life Corp			5.45%, 12/15/2014	15	17
8.45%, 10/15/2039	200	228	5.50%, 10/1/2015	100	113
Prudential Financial Inc			DIRECTV Holdings LLC / DIRECTV
4.75%, 9/17/2015	200	214	Financing Co Inc
5.10%, 9/20/2014	110	118	3.55%, 3/15/2015	385	409
5.70%, 12/14/2036	100	97	4.60%, 2/15/2021	65	68
6.00%, 12/1/2017	300	336	5.88%, 10/1/2019	220	254
6.63%, 12/1/2037	60	66	6.00%, 8/15/2040	135	142
Transatlantic Holdings Inc			7.63%, 5/15/2016	160	172
5.75%, 12/14/2015	70	75	Discovery Communications LLC
Travelers Cos Inc/The			3.70%, 6/1/2015	125	134
6.25%, 6/15/2037	50	56	5.05%, 6/1/2020	200	216
6.75%, 6/20/2036	200	238	5.63%, 8/15/2019	200	226
Unum Group			6.35%, 6/1/2040	170	192
7.13%, 9/30/2016	300	351	Grupo Televisa SA
Validus Holdings Ltd			6.00%, 5/15/2018	300	335
8.88%, 1/26/2040	200	229	Historic TW Inc
WR Berkley Corp			6.88%, 6/15/2018	100	118
6.25%, 2/15/2037	115	115	McGraw-Hill Cos Inc/The
XL Group PLC			6.55%, 11/15/2037	200	218
5.25%, 9/15/2014	50	54	NBCUniversal Media LLC
		$ 8,559	3.65%, 4/30/2015	5	5
Internet - 0.09%			5.15%, 4/30/2020	295	327
eBay Inc			6.40%, 4/30/2040	200	227
0.88%, 10/15/2013	100	100	News America Inc
1.63%, 10/15/2015	200	202	5.65%, 8/15/2020	200	220
Google Inc			6.15%, 2/15/2041	300	314
1.25%, 5/19/2014	200	204	6.20%, 12/15/2034	210	221

See accompanying notes.

36

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Media (continued)			Mining (continued)
News America Inc (continued)			Vale Overseas Ltd (continued)
6.40%, 12/15/2035	$ 100	$ 105	6.88%, 11/21/2036	$ 153	$ 175
Reed Elsevier Capital Inc					$ 4,110
7.75%, 1/15/2014	40	45
Thomson Reuters Corp			Miscellaneous Manufacturing - 0.29%
5.70%, 10/1/2014	90	100	Dover Corp
5.85%, 4/15/2040	100	108	5.38%, 3/1/2041	300	338
Time Warner Cable Inc			GE Capital Trust I
3.50%, 2/1/2015	100	105	6.38%, 11/15/2067	60	59
5.85%, 5/1/2017	200	225	General Electric Co
6.20%, 7/1/2013	300	326	5.00%, 2/1/2013	110	116
6.55%, 5/1/2037	200	221	5.25%, 12/6/2017	500	561
6.75%, 6/15/2039	100	112	Honeywell International Inc
7.30%, 7/1/2038	100	118	5.38%, 3/1/2041	300	331
8.25%, 4/1/2019	100	127	5.70%, 3/15/2037	50	58
8.75%, 2/14/2019	190	246	Ingersoll-Rand Global Holding Co Ltd
Time Warner Entertainment Co LP			9.50%, 4/15/2014	40	48
8.38%, 7/15/2033	370	476	Parker Hannifin Corp
Time Warner Inc			3.50%, 9/15/2022	300	308
3.15%, 7/15/2015	310	323	Textron Inc
4.70%, 1/15/2021	315	337	6.20%, 3/15/2015	35	38
4.88%, 3/15/2020	165	178	Tyco Electronics Group SA
6.10%, 7/15/2040	170	184	6.00%, 10/1/2012	225	238
6.20%, 3/15/2040	200	215	6.55%, 10/1/2017	50	59
6.50%, 11/15/2036	80	89	7.13%, 10/1/2037	55	68
7.63%, 4/15/2031	70	86	Tyco International Finance SA
Viacom Inc			3.38%, 10/15/2015	150	157
4.25%, 9/15/2015	89	97	4.13%, 10/15/2014	45	49
6.88%, 4/30/2036	260	309	8.50%, 1/15/2019	50	66
Walt Disney Co/The			Tyco International Ltd / Tyco
1.35%, 8/16/2016	200	198	International Finance SA
7.00%, 3/1/2032	200	270	6.88%, 1/15/2021	80	100
		$ 10,870	7.00%, 12/15/2019	275	335
					$ 2,929
Mining - 0.40%
Alcoa Inc			Mortgage Backed Securities - 2.17%
5.40%, 4/15/2021	200	200	Banc of America Merrill Lynch
5.90%, 2/1/2027	200	201	Commercial Mortgage Inc
6.15%, 8/15/2020	50	52	4.76%, 11/10/2039	150	158
			5.23%, 11/10/2042(a)	300	310
6.50%, 6/15/2018	50	56
AngloGold Ashanti Holdings PLC			5.89%, 7/10/2044	60	65
			6.39%, 2/10/2051(a)	160	179
5.38%, 4/15/2020	15	15
Barrick PD Australia Finance Pty Ltd			Bear Stearns Commercial Mortgage
4.95%, 1/15/2020	235	256	Securities
5.95%, 10/15/2039	350	378	5.47%, 6/11/2041	75	81
BHP Billiton Finance USA Ltd			5.54%, 9/12/2016	755	834
4.80%, 4/15/2013	250	266	5.54%, 9/11/2041	500	546
			5.90%, 9/11/2038(a)	385	426
6.50%, 4/1/2019	90	111
Freeport-McMoRan Copper & Gold Inc			Citigroup Commercial Mortgage Trust
8.38%, 4/1/2017	100	108	4.73%, 10/15/2041	765	813
			6.27%, 12/10/2049(a)	35	38
Newmont Mining Corp
5.13%, 10/1/2019	200	224	Citigroup/Deutsche Bank Commercial
6.25%, 10/1/2039	30	34	Mortgage Trust
Rio Tinto Alcan Inc			5.62%, 10/15/2048	320	342
5.20%, 1/15/2014	200	217	Commercial Mortgage Loan Trust
			6.21%, 9/10/2017(a)	345	368
6.13%, 12/15/2033	300	340
Rio Tinto Finance USA Ltd			Commercial Mortgage Pass Through
6.50%, 7/15/2018	15	18	Certificates
			6.01%, 12/10/2049(a)	500	547
7.13%, 7/15/2028	50	65
8.95%, 5/1/2014	130	156	Credit Suisse First Boston Mortgage
9.00%, 5/1/2019	325	444	Securities Corp
Southern Copper Corp			4.83%, 11/15/2037	800	856
5.38%, 4/16/2020	100	107	5.01%, 1/15/2012	1,000	1,081
6.75%, 4/16/2040	20	21	Credit Suisse Mortgage Capital
Teck Resources Ltd			Certificates
			5.99%, 8/15/2016(a)	500	533
9.75%, 5/15/2014	200	241
Vale Overseas Ltd			GE Capital Commercial Mortgage Corp
5.63%, 9/15/2019	180	198	4.94%, 7/10/2045	122	127
			5.49%, 11/10/2045(a)	100	110
6.25%, 1/23/2017	200	227

See accompanying notes.

37

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount				Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)		(000's)	Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Greenwich Capital Commercial Funding			BP Capital Markets PLC	(continued)
Corp			5.25%, 11/7/2013		$ 350	$ 378
5.44%, 3/10/2039(a)	$ 145	$ 153	Canadian Natural Resources Ltd
JP Morgan Chase Commercial Mortgage			5.70%, 5/15/2017		65	76
Securities Corp			6.25%, 3/15/2038		250	291
4.78%, 7/15/2042	300	301	Cenovus Energy Inc
4.88%, 1/12/2038(a)	445	467	4.50%, 9/15/2014		165	179
4.88%, 1/15/2042	530	570	5.70%, 10/15/2019		205	236
5.05%, 11/12/2012	500	516	Chevron Corp
5.17%, 8/12/2040	104	107	3.95%, 3/3/2014		100	108
5.23%, 1/15/2014	850	874	ConocoPhillips
5.34%, 5/15/2047	1,330	1,389	4.75%, 10/15/2012		250	261
5.42%, 2/15/2017	600	635	6.00%, 1/15/2020		365	448
5.44%, 5/15/2045(a)	65	60	6.50%, 2/1/2039		360	454
5.63%, 10/12/2012(a)	873	889	ConocoPhillips Canada Funding Co I
5.72%, 11/15/2017	20	22	5.63%, 10/15/2016		300	353
5.82%, 6/12/2013	324	332	ConocoPhillips Holding Co
LB Commercial Conduit Mortgage Trust			6.95%, 4/15/2029		100	128
6.14%, 7/15/2044(a)	245	261	Devon Energy Corp
LB-UBS Commercial Mortgage Trust			5.60%, 7/15/2041		100	108
4.39%, 3/15/2032	685	708	5.63%, 1/15/2014		100	111
5.02%, 9/15/2040	550	540	7.95%, 4/15/2032		60	82
5.20%, 11/15/2030	500	545	Encana Corp
5.66%, 3/15/2039	500	547	5.90%, 12/1/2017		100	116
5.86%, 7/15/2040(a)	170	181	6.50%, 2/1/2038		260	291
Merrill Lynch Mortgage Trust			Ensco PLC
6.02%, 6/12/2017(a)	300	318	3.25%, 3/15/2016		200	207
6.02%, 7/12/2017(a)	1,100	925	EOG Resources Inc
Morgan Stanley Capital I			4.40%, 6/1/2020		200	216
4.70%, 7/15/2056	325	343	6.13%, 10/1/2013		100	110
5.36%, 3/15/2044(a)	390	413	Hess Corp
5.60%, 3/12/2044(a)	1,000	1,094	5.60%, 2/15/2041		200	207
5.77%, 1/12/2014(a)	525	531	8.13%, 2/15/2019		100	130
5.77%, 4/12/2049(a)	80	83	Husky Energy Inc
5.86%, 10/15/2042(a)	76	78	5.90%, 6/15/2014		100	111
Wachovia Bank Commercial Mortgage			Marathon Oil Corp
Trust			5.90%, 3/15/2018		200	234
5.42%, 1/15/2045	750	813	6.60%, 10/1/2037		90	104
5.44%, 12/15/2044(a)	500	544	Marathon Petroleum Corp
5.68%, 5/15/2046(a)	350	370	3.50%, 3/1/2016(b)		300	313
5.80%, 7/15/2045	145	136	5.13%, 3/1/2021(b)		300	320
		$ 22,159	Nabors Industries Inc
			9.25%, 1/15/2019		300	380
Office & Business Equipment - 0.09%			Nexen Inc
Pitney Bowes Inc			6.40%, 5/15/2037		225	232
5.75%, 9/15/2017	300	327	7.50%, 7/30/2039		60	70
Xerox Corp			Noble Holding International Ltd
4.25%, 2/15/2015	190	205	3.45%, 8/1/2015		100	106
4.50%, 5/15/2021	200	207	6.20%, 8/1/2040		100	112
5.63%, 12/15/2019	85	95	Occidental Petroleum Corp
8.25%, 5/15/2014	110	127	4.13%, 6/1/2016		300	335
		$ 961	PC Financial Partnership
Oil & Gas - 1.57%			5.00%, 11/15/2014		100	110
Alberta Energy Co Ltd			Pemex Project Funding Master Trust
7.38%, 11/1/2031	300	357	5.75%, 3/1/2018		50	56
Anadarko Finance Co			6.63%, 6/15/2035		140	155
7.50%, 5/1/2031	300	350	Petrobras International Finance Co -
Anadarko Petroleum Corp			Pifco
5.95%, 9/15/2016	95	107	3.88%, 1/27/2016		300	308
6.20%, 3/15/2040	100	103	5.75%, 1/20/2020		40	43
6.38%, 9/15/2017	220	254	5.88%, 3/1/2018		300	326
6.45%, 9/15/2036	100	107	6.75%, 1/27/2041		300	339
Apache Corp			6.88%, 1/20/2040		100	115
3.63%, 2/1/2021	300	314	7.88%, 3/15/2019		452	550
5.10%, 9/1/2040	360	385	Petro-Canada
BP Capital Markets PLC			4.00%, 7/15/2013		220	230
3.20%, 3/11/2016	400	421	6.80%, 5/15/2038		50	59
3.88%, 3/10/2015	60	64	Petroleos Mexicanos
4.75%, 3/10/2019	100	110	4.88%, 3/15/2015		411	443

See accompanying notes.

38

Schedule of Investments
Bond Market Index Fund
August 31, 2011

		Principal Amount				Principal Amount
BONDS (continued)		(000's)	Value (000's)	BONDS (continued)		(000's)	Value (000's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Petroleos Mexicanos	(continued)			Bristol-Myers Squibb Co	(continued)
5.50%, 1/21/2021		$ 310	$ 337	6.80%, 11/15/2026		$ 100	$ 131
8.00%, 5/3/2019		122	154	Eli Lilly & Co
Pride International Inc				4.20%, 3/6/2014		100	108
6.88%, 8/15/2020		300	359	5.20%, 3/15/2017		40	47
Rowan Cos Inc				Express Scripts Inc
5.00%, 9/1/2017		90	95	6.25%, 6/15/2014		300	334
SeaRiver Maritime Inc				GlaxoSmithKline Capital Inc
0.00%, 9/1/2012(c)		140	137	4.85%, 5/15/2013		150	161
Shell International Finance BV				5.65%, 5/15/2018		400	479
3.10%, 6/28/2015		120	128	6.38%, 5/15/2038		320	398
4.00%, 3/21/2014		300	324	Medco Health Solutions Inc
4.30%, 9/22/2019		200	221	7.13%, 3/15/2018		60	72
4.38%, 3/25/2020		100	109	Merck & Co Inc
5.50%, 3/25/2040		100	116	2.25%, 1/15/2016		200	208
6.38%, 12/15/2038		170	217	4.38%, 2/15/2013		200	211
Statoil ASA				5.00%, 6/30/2019		100	117
5.10%, 8/17/2040		245	266	6.55%, 9/15/2037		340	440
5.25%, 4/15/2019		90	104	Novartis Capital Corp
Suncor Energy Inc				2.90%, 4/24/2015		300	318
6.10%, 6/1/2018		100	116	4.13%, 2/10/2014		50	54
6.50%, 6/15/2038		90	104	4.40%, 4/24/2020		300	332
6.85%, 6/1/2039		20	23	Novartis Securities Investment Ltd
Sunoco Logistics Partners Operations LP				5.13%, 2/10/2019		250	292
5.50%, 2/15/2020		180	199	Pfizer Inc
Talisman Energy Inc				4.65%, 3/1/2018		200	226
5.13%, 5/15/2015		35	39	5.35%, 3/15/2015		200	228
6.25%, 2/1/2038		25	28	6.20%, 3/15/2019		90	111
Total Capital SA				7.20%, 3/15/2039		90	122
3.00%, 6/24/2015		145	153	Sanofi-Aventis SA
4.25%, 12/15/2021		200	215	2.63%, 3/29/2016		300	312
Transocean Inc				Teva Pharmaceutical Finance Co LLC
6.00%, 3/15/2018		100	111	6.15%, 2/1/2036		200	231
Valero Energy Corp				Watson Pharmaceuticals Inc
4.50%, 2/1/2015		30	32	5.00%, 8/15/2014		250	273
6.13%, 2/1/2020		150	167	6.13%, 8/15/2019		50	58
6.63%, 6/15/2037		135	145	Wyeth
7.50%, 4/15/2032		60	67	5.50%, 2/1/2014		200	222
			$ 16,079	5.50%, 2/15/2016		300	346
				5.95%, 4/1/2037		355	409
Oil & Gas Services - 0.11%							$ 7,314
Baker Hughes Inc
5.13%, 9/15/2040		315	335	Pipelines - 0.60%
7.50%, 11/15/2018		50	66	Enbridge Energy Partners LP
Cameron International Corp				5.20%, 3/15/2020		35	38
6.38%, 7/15/2018		100	117	9.88%, 3/1/2019		340	462
Halliburton Co				Energy Transfer Partners LP
7.45%, 9/15/2039		40	53	6.00%, 7/1/2013		300	321
Weatherford International Ltd/Bermuda				6.70%, 7/1/2018		90	102
5.13%, 9/15/2020		200	210	9.00%, 4/15/2019		50	61
6.00%, 3/15/2018		50	56	Enterprise Products Operating LLC
6.75%, 9/15/2040		200	218	3.20%, 2/1/2016		200	207
9.63%, 3/1/2019		40	54	5.20%, 9/1/2020		300	328
			$ 1,109	6.13%, 10/15/2039		90	94
				6.45%, 9/1/2040		300	332
Other Asset Backed Securities - 0.02%				6.50%, 1/31/2019		45	53
PSE&G Transition Funding LLC				6.88%, 3/1/2033		60	69
6.61%, 6/15/2013		180	190	Kinder Morgan Energy Partners LP
				5.00%, 12/15/2013		300	323
Pharmaceuticals - 0.71%				5.85%, 9/15/2012		300	313
Abbott Laboratories				6.50%, 9/1/2039		50	54
4.13%, 5/27/2020		300	329	6.95%, 1/15/2038		50	56
5.13%, 4/1/2019		80	94	7.40%, 3/15/2031		300	351
5.88%, 5/15/2016		59	70	9.00%, 2/1/2019		300	388
6.00%, 4/1/2039		100	119	ONEOK Partners LP
AstraZeneca PLC				8.63%, 3/1/2019		80	103
5.90%, 9/15/2017		300	360	Panhandle Eastern Pipeline Co LP
6.45%, 9/15/2037		60	75	6.20%, 11/1/2017		317	372
Bristol-Myers Squibb Co
5.88%, 11/15/2036		23	27

See accompanying notes.

39

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Pipelines (continued)			REITS (continued)
Plains All American Pipeline LP / PAA			HCP Inc (continued)
Finance Corp			5.38%, 2/1/2021	$ 200	$ 204
3.95%, 9/15/2015	$ 200	$ 212	6.70%, 1/30/2018	60	66
5.75%, 1/15/2020	60	68	Health Care REIT Inc
Southern Natural Gas Co			6.13%, 4/15/2020	200	216
5.90%, 4/1/2017(a),(b)	50	57	Hospitality Properties Trust
Southern Natural Gas Co / Southern			6.70%, 1/15/2018	300	321
Natural Issuing Corp			Realty Income Corp
4.40%, 6/15/2021(b)	200	208	5.88%, 3/15/2035	200	198
Spectra Energy Capital LLC			Simon Property Group LP
6.25%, 2/15/2013	70	74	10.35%, 4/1/2019	350	482
Tennessee Gas Pipeline Co			5.65%, 2/1/2020	185	204
7.50%, 4/1/2017	300	368	6.75%, 2/1/2040	100	113
TransCanada PipeLines Ltd			UDR Inc
6.10%, 6/1/2040	100	118	5.25%, 1/15/2015	170	183
6.50%, 8/15/2018	90	109	Vornado Realty LP
7.25%, 8/15/2038	200	261	4.25%, 4/1/2015	200	210
7.63%, 1/15/2039	50	67			$ 4,027
Williams Cos Inc/The
7.50%, 1/15/2031	70	82	Retail - 0.67%
Williams Partners LP			AutoZone Inc
3.80%, 2/15/2015	275	292	4.00%, 11/15/2020	200	202
6.30%, 4/15/2040	170	184	CVS Caremark Corp
		$ 6,127	3.25%, 5/18/2015	70	74
			6.13%, 9/15/2039	310	340
Real Estate - 0.02%			6.60%, 3/15/2019	50	61
ProLogis LP			Darden Restaurants Inc
6.88%, 3/15/2020	21	22	6.80%, 10/15/2037(a)	105	123
7.63%, 8/15/2014	200	226	Gap Inc/The
		$ 248	5.95%, 4/12/2021	100	95
			Home Depot Inc
Regional Authority - 0.38%			5.25%, 12/16/2013	250	272
Province of British Columbia Canada			5.40%, 3/1/2016	90	102
6.50%, 1/15/2026	70	95	5.88%, 12/16/2036	145	158
Province of Manitoba Canada			Lowe's Cos Inc
2.63%, 7/15/2015	300	317	4.63%, 4/15/2020	300	330
Province of Nova Scotia Canada			6.65%, 9/15/2037	50	60
5.13%, 1/26/2017	160	189	Macy's Retail Holdings Inc
Province of Ontario Canada			5.75%, 7/15/2014	200	217
1.88%, 11/19/2012	160	163	5.90%, 12/1/2016	100	111
2.70%, 6/16/2015	500	529	6.65%, 7/15/2024	100	115
3.50%, 7/15/2013	350	369	6.90%, 4/1/2029	100	114
4.10%, 6/16/2014	380	414	McDonald's Corp
4.40%, 4/14/2020	200	227	3.50%, 7/15/2020	90	95
5.45%, 4/27/2016	400	475	4.88%, 7/15/2040	35	37
Province of Quebec Canada			5.35%, 3/1/2018	140	166
2.75%, 8/25/2021	300	294	6.30%, 10/15/2037	50	63
4.88%, 5/5/2014	200	222	Nordstrom Inc
5.13%, 11/14/2016	200	234	4.75%, 5/1/2020	140	152
7.50%, 9/15/2029	250	363	6.25%, 1/15/2018	50	59
		$ 3,891	Staples Inc
REITS - 0.39%			9.75%, 1/15/2014	150	176
BioMed Realty LP			Target Corp
6.13%, 4/15/2020	25	27	4.00%, 6/15/2013	50	53
Boston Properties LP			5.13%, 1/15/2013	300	318
4.13%, 5/15/2021	300	293	6.00%, 1/15/2018	80	97
5.63%, 11/15/2020	100	110	7.00%, 7/15/2031	195	252
CommonWealth REIT			7.00%, 1/15/2038	250	322
6.25%, 8/15/2016	300	328	Walgreen Co
Digital Realty Trust LP			5.25%, 1/15/2019	120	141
4.50%, 7/15/2015	215	223	Wal-Mart Stores Inc
Duke Realty LP			1.63%, 4/15/2014	200	205
7.38%, 2/15/2015	100	111	2.25%, 7/8/2015	100	104
Entertainment Properties Trust			2.80%, 4/15/2016	200	211
7.75%, 7/15/2020	245	276	3.63%, 7/8/2020	200	208
ERP Operating LP			4.13%, 2/1/2019	400	445
4.75%, 7/15/2020	200	207	4.25%, 4/15/2021	200	219
5.20%, 4/1/2013	50	53	5.63%, 4/1/2040	150	169
HCP Inc			5.63%, 4/15/2041	200	228
3.75%, 2/1/2016	200	202	6.20%, 4/15/2038	100	120

See accompanying notes.

40

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Retail (continued)			Sovereign (continued)
Wal-Mart Stores Inc (continued)			Japan Finance Corp (continued)
6.50%, 8/15/2037	$ 50	$ 62	2.50%, 1/21/2016	$ 400	$ 419
7.25%, 6/1/2013	300	334	Japan Finance Organization for
Yum! Brands Inc			Municipalities
6.25%, 3/15/2018	115	135	5.00%, 5/16/2017	200	236
6.88%, 11/15/2037	95	114	Mexico Government International Bond
		$ 6,859	11.50%, 5/15/2026	300	576
			5.63%, 1/15/2017	460	529
Savings & Loans - 0.02%			5.95%, 3/19/2019	304	360
US Central Federal Credit Union			6.05%, 1/11/2040	330	378
1.90%, 10/19/2012	200	204	6.63%, 3/3/2015	431	498
			8.00%, 9/24/2022	200	286
Semiconductors - 0.04%			8.30%, 8/15/2031	150	215
National Semiconductor Corp			Panama Government International Bond
3.95%, 4/15/2015	350	380	7.25%, 3/15/2015	300	351
			8.88%, 9/30/2027	300	443
			Peruvian Government International Bond
Software - 0.17%			6.55%, 3/14/2037	100	122
Adobe Systems Inc			7.13%, 3/30/2019	120	149
4.75%, 2/1/2020	200	212	7.35%, 7/21/2025	200	261
Microsoft Corp			8.75%, 11/21/2033	165	245
2.95%, 6/1/2014	100	107	Poland Government International Bond
4.20%, 6/1/2019	450	496	3.88%, 7/16/2015	300	312
Oracle Corp			5.13%, 4/21/2021	200	208
3.88%, 7/15/2020(b)	300	321
			6.38%, 7/15/2019	60	69
5.00%, 7/8/2019	190	219	Republic of Italy
5.38%, 7/15/2040(b)	225	247
			2.13%, 9/16/2013	450	442
5.75%, 4/15/2018	100	120	3.13%, 1/26/2015	140	137
		$ 1,722	4.38%, 6/15/2013	300	307
Sovereign - 1.71%			4.75%, 1/25/2016	300	307
Brazilian Government International Bond			5.25%, 9/20/2016	120	124
10.50%, 7/14/2014	200	253	5.38%, 6/15/2033	250	233
11.00%, 8/17/2040	50	69	6.88%, 9/27/2023	50	54
12.25%, 3/6/2030	250	479	Republic of Korea
12.75%, 1/15/2020	200	334	5.75%, 4/16/2014	300	328
5.88%, 1/15/2019	100	118	7.13%, 4/16/2019	90	112
6.00%, 1/17/2017	300	351	South Africa Government International
7.13%, 1/20/2037	320	425	Bond
8.25%, 1/20/2034	200	291	5.88%, 5/30/2022	200	234
8.88%, 10/14/2019	475	667	6.50%, 6/2/2014	80	90
Canada Government International Bond			6.88%, 5/27/2019	345	424
2.38%, 9/10/2014	400	421	Svensk Exportkredit AB
Colombia Government International			5.13%, 3/1/2017	70	82
Bond			Tennessee Valley Authority
10.75%, 1/15/2013	200	223	4.50%, 4/1/2018	200	231
11.75%, 2/25/2020	200	316	5.25%, 9/15/2039	200	235
7.38%, 1/27/2017	300	369	5.38%, 4/1/2056	100	123
7.38%, 9/18/2037	200	270	6.00%, 3/15/2013	400	434
8.13%, 5/21/2024	200	276	6.75%, 11/1/2025	400	547
Eksportfinans ASA					$ 17,476
3.00%, 11/17/2014	130	138	Supranational Bank - 1.27%
5.50%, 6/26/2017	400	478	African Development Bank
Export Development Canada			1.63%, 2/11/2013	200	204
1.50%, 5/15/2014	300	308	Asian Development Bank
2.25%, 5/28/2015	100	105	2.50%, 3/15/2016	300	318
Hungary Government International Bond			2.63%, 2/9/2015	100	106
4.75%, 2/3/2015	260	264	2.75%, 5/21/2014	400	424
6.25%, 1/29/2020	400	415	3.63%, 9/5/2013	100	106
Israel Government AID Bond			4.25%, 10/20/2014	200	222
5.50%, 9/18/2023	100	124	5.82%, 6/16/2028	60	74
5.50%, 4/26/2024	100	126	6.38%, 10/1/2028	200	257
5.50%, 9/18/2033	50	61	Corp Andina de Fomento
Israel Government International Bond			3.75%, 1/15/2016	15	15
5.13%, 3/26/2019	75	83	5.75%, 1/12/2017	80	88
Japan Bank for International			Council Of Europe Development Bank
Cooperation/Japan			2.75%, 2/10/2015	100	107
4.38%, 11/26/2012	100	105	European Bank for Reconstruction &
Japan Finance Corp			Development
2.13%, 11/5/2012	300	306	2.50%, 3/15/2016	300	317

See accompanying notes.

41

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
European Bank for Reconstruction &			British Telecommunications PLC
Development (continued)			5.95%, 1/15/2018	$ 110	$ 124
2.75%, 4/20/2015	$ 300	$ 319	9.88%, 12/15/2030(a)	300	438
European Investment Bank			Cellco Partnership / Verizon Wireless
1.13%, 8/15/2014	300	304	Capital LLC
1.25%, 2/14/2014	500	508	5.55%, 2/1/2014	700	770
1.50%, 5/15/2014	500	512	8.50%, 11/15/2018	80	108
1.63%, 3/15/2013	400	407	CenturyLink Inc
1.75%, 9/14/2012	300	304	7.60%, 9/15/2039	100	92
1.88%, 6/17/2013	500	513	Cisco Systems Inc
2.50%, 5/16/2016	400	424	1.63%, 3/14/2014	300	305
2.75%, 3/23/2015	300	320	4.45%, 1/15/2020	400	437
3.00%, 4/8/2014	400	425	4.95%, 2/15/2019	130	147
3.13%, 6/4/2014	370	395	5.90%, 2/15/2039	100	113
3.38%, 6/12/2013	300	315	Deutsche Telekom International Finance
4.88%, 2/16/2016	500	581	BV
4.88%, 1/17/2017	400	469	5.75%, 3/23/2016	300	341
4.88%, 2/15/2036	100	114	5.88%, 8/20/2013	300	325
5.13%, 9/13/2016	100	119	8.75%, 6/15/2030(a)	250	338
5.13%, 5/30/2017	400	477	Embarq Corp
Inter-American Development Bank			7.08%, 6/1/2016	100	109
1.63%, 7/15/2013	200	205	France Telecom SA
1.75%, 10/22/2012	160	163	4.38%, 7/8/2014	300	321
2.25%, 7/15/2015	100	105	8.50%, 3/1/2031(a)	50	67
3.88%, 9/17/2019	300	337	Harris Corp
3.88%, 2/14/2020	300	339	4.40%, 12/15/2020	200	209
4.38%, 9/20/2012	200	208	Juniper Networks Inc
4.50%, 9/15/2014	300	335	3.10%, 3/15/2016	300	313
International Bank for Reconstruction &			Pacific Bell Telephone Co
Development			7.13%, 3/15/2026	300	375
1.13%, 8/25/2014	300	306	Qwest Capital Funding Inc
1.75%, 7/15/2013	600	616	6.88%, 7/15/2028	200	184
2.13%, 3/15/2016	500	523	Qwest Communications International Inc
2.38%, 5/26/2015	200	211	8.00%, 10/1/2015	200	214
7.63%, 1/19/2023	50	72	Qwest Corp
International Finance Corp			7.50%, 10/1/2014	300	332
2.75%, 4/20/2015	300	322	8.38%, 5/1/2016	80	91
Nordic Investment Bank			Rogers Communications Inc
3.63%, 6/17/2013	400	423	6.80%, 8/15/2018	420	513
5.00%, 2/1/2017	100	118	7.50%, 3/15/2015	60	72
		$ 13,027	Rogers Wireless Inc
			6.38%, 3/1/2014	65	73
Telecommunications - 1.66%			Telecom Italia Capital SA
America Movil SAB de CV			5.25%, 11/15/2013	105	105
3.63%, 3/30/2015	300	319	6.38%, 11/15/2033	265	227
5.00%, 3/30/2020	200	217	7.00%, 6/4/2018	310	320
5.50%, 3/1/2014	110	121	Telefonica Emisiones SAU
5.63%, 11/15/2017	60	69	2.58%, 4/26/2013	200	197
6.13%, 3/30/2040	100	112	3.73%, 4/27/2015	100	98
American Tower Corp			4.95%, 1/15/2015	220	225
7.00%, 10/15/2017	125	146	5.13%, 4/27/2020	655	623
AT&T Corp			7.05%, 6/20/2036	70	70
8.00%, 11/15/2031(a)	5	7
			Verizon Communications Inc
AT&T Inc			1.95%, 3/28/2014	300	307
2.50%, 8/15/2015	250	256	3.00%, 4/1/2016	300	312
3.88%, 8/15/2021	300	308	4.60%, 4/1/2021	300	327
4.95%, 1/15/2013	400	420	6.25%, 4/1/2037	45	51
5.35%, 9/1/2040	271	276	6.35%, 4/1/2019	320	389
5.50%, 2/1/2018	400	460	6.40%, 2/15/2038	50	58
5.55%, 8/15/2041	300	316	6.90%, 4/15/2038	40	49
5.60%, 5/15/2018	40	46	8.75%, 11/1/2018	300	406
6.15%, 9/15/2034	345	377	8.95%, 3/1/2039	115	171
6.30%, 1/15/2038	310	347	Verizon Global Funding Corp
6.50%, 9/1/2037	85	97	7.75%, 12/1/2030	570	752
6.55%, 2/15/2039	100	116	Vodafone Group PLC
Bellsouth Capital Funding Corp			5.00%, 12/16/2013	300	325
7.88%, 2/15/2030	400	519	5.38%, 1/30/2015	400	449
BellSouth Corp			5.63%, 2/27/2017	190	220
5.20%, 9/15/2014	300	332			$ 16,953

See accompanying notes.

42

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)

Toys, Games & Hobbies - 0.01%			Illinois - 0.11%
Hasbro Inc			Chicago Transit Authority
6.35%, 3/15/2040	$ 100	$ 110	6.20%, 12/1/2040	$ 40	$ 43
			6.90%, 12/1/2040	200	225
			County of Cook IL
Transportation - 0.31%			6.23%, 11/15/2034	100	109
Burlington Northern Santa Fe LLC			State of Illinois
4.30%, 7/1/2013	200	212
4.70%, 10/1/2019	130	143	4.95%, 6/1/2023	125	123
5.65%, 5/1/2017	210	245	4.96%, 3/1/2016	300	320
			5.10%, 6/1/2033	150	131
7.95%, 8/15/2030	300	419	7.35%, 7/1/2035	290	317
Canadian National Railway Co
5.55%, 3/1/2019	60	71			$ 1,268
CSX Corp			Kansas - 0.01%
6.25%, 3/15/2018	320	385	Kansas State Department of
Norfolk Southern Corp			Transportation
5.26%, 9/17/2014	400	446	4.60%, 9/1/2035	70	71
7.05%, 5/1/2037	60	79
Ryder System Inc
3.15%, 3/2/2015	200	210	Nevada - 0.04%
Union Pacific Corp			County of Clark NV
4.16%, 7/15/2022(b),(e)	162	172	6.82%, 7/1/2045	100	117
4.75%, 9/15/2041	300	296	6.88%, 7/1/2042	285	308
5.45%, 1/31/2013	94	100			$ 425
United Parcel Service Inc			New Jersey - 0.06%
3.13%, 1/15/2021	200	206	New Jersey Economic Development
3.88%, 4/1/2014	90	97	Authority AGM
6.20%, 1/15/2038	90	113	0.00%, 2/15/2023(c)	200	109
		$ 3,194	New Jersey State Turnpike Authority
Water - 0.00%			7.10%, 1/1/2041	300	378
American Water Capital Corp			New Jersey Transportation Trust Fund
6.59%, 10/15/2037	20	23	Authority
			6.56%, 12/15/2040	50	59
TOTAL BONDS		$ 332,201			$ 546
	Principal Amount		New York - 0.11%
MUNICIPAL BONDS - 0.93%	(000's)	Value (000's)	City of New York NY
California - 0.30%			5.52%, 10/1/2037	100	109
Bay Area Toll Authority			Metropolitan Transportation Authority
6.26%, 4/1/2049	$ 400	$ 489	6.55%, 11/15/2031	130	148
East Bay Municipal Utility District			6.65%, 11/15/2039	100	114
5.87%, 6/1/2040	120	136	6.81%, 11/15/2040	100	117
Los Angeles Unified School District/CA			New York City Municipal Water Finance
5.75%, 7/1/2034	325	350	Authority
5.76%, 7/1/2029	200	216	5.72%, 6/15/2042	100	110
6.76%, 7/1/2034	130	154	New York City Transitional Finance
San Diego County Water Authority			Authority
6.14%, 5/1/2049	40	48	5.51%, 8/1/2037	200	220
State of California			New York State Dormitory Authority
5.65%, 4/1/2039(a)	100	106	5.60%, 3/15/2040	100	115
6.65%, 3/1/2022	300	357	Port Authority of New York & New
7.30%, 10/1/2039	300	352	Jersey GO OF AUTH
7.60%, 11/1/2040	200	242	6.04%, 12/1/2029	200	229
7.63%, 3/1/2040	200	243			$ 1,162
University of California			Ohio - 0.05%
6.55%, 5/15/2048	200	223	American Municipal Power Inc
		$ 2,916	7.50%, 2/15/2050	300	363
Connecticut - 0.01%			Ohio State University/The
State of Connecticut			4.91%, 6/1/2040	100	104
5.85%, 3/15/2032	100	113			$ 467
			Puerto Rico - 0.06%
Georgia - 0.05%			Government Development Bank for
Municipal Electric Authority of Georgia			Puerto Rico
6.64%, 4/1/2057	200	203	3.67%, 5/1/2014	300	305
State of Georgia			4.70%, 5/1/2016	300	313
4.50%, 11/1/2025	300	324			$ 618
		$ 527	Texas - 0.12%
			Dallas Area Rapid Transit
			5.02%, 12/1/2048	200	208

See accompanying notes.

43

Schedule of Investments
Bond Market Index Fund
August 31, 2011

	Principal Amount		U.S. GOVERNMENT &
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	GOVERNMENT AGENCY	Principal Amount
			OBLIGATIONS (continued)	(000's)	Value (000's)
Texas (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
Dallas Convention Center Hotel			(continued)
Development Corp			4.50%, 1/1/2024(f)	$ 473	$ 511
7.09%, 1/1/2042	$ 180	$ 197	4.50%, 1/1/2024(f)	192	205
Dallas County Hospital District			4.50%, 7/1/2024(f)	246	265
5.62%, 8/15/2044	200	227	4.50%, 9/1/2024(f)	384	415
Dallas Independent School District PSF-			4.50%, 9/1/2024(f)	370	399
GTD			4.50%, 4/1/2025(f)	491	523
6.45%, 2/15/2035	200	226	4.50%, 5/1/2025(f)	369	394
State of Texas			4.50%, 9/1/2025(f),(g)	500	532
4.68%, 4/1/2040	100	103	4.50%, 2/1/2030(f)	417	443
5.52%, 4/1/2039	300	346	4.50%, 8/1/2030(f)	333	353
		$ 1,307	4.50%, 5/1/2031(f)	296	315
Washington - 0.01%			4.50%, 8/1/2036(f)	504	535
State of Washington			4.50%, 2/1/2039(f)	1,837	1,944
5.09%, 8/1/2033	90	94	4.50%, 3/1/2039(f)	762	811
			4.50%, 10/1/2039(f)	897	958
TOTAL MUNICIPAL BONDS		$ 9,514	4.50%, 11/1/2039(f)	1,000	1,057
U.S. GOVERNMENT &			4.50%, 12/1/2039(f)	1,117	1,192
GOVERNMENT AGENCY	Principal Amount		4.50%, 2/1/2040(f)	906	967
OBLIGATIONS - 65.65%	(000's)	Value (000's)	4.50%, 2/1/2040(f)	905	966
			4.50%, 2/1/2040(f)	242	256
Federal Home Loan Mortgage Corporation (FHLMC) - 9.80%			4.50%, 4/1/2040(f)	1,385	1,465
3.50%, 10/1/2025(f)	$ 373	$ 389	4.50%, 5/1/2040(f)	416	440
3.50%, 10/1/2025(f)	283	295	4.50%, 5/1/2040(f)	926	986
3.50%, 11/1/2025(f)	380	397	4.50%, 7/1/2040(f)	742	789
3.50%, 11/1/2025(f)	283	295	4.50%, 7/1/2040(f)	737	785
3.50%, 11/1/2025(f)	95	99	4.50%, 8/1/2040(f)	535	565
3.50%, 1/1/2026(f)	379	396	4.50%, 8/1/2040(f)	470	499
3.50%, 2/1/2026(f)	290	303	4.50%, 8/1/2040(f)	882	932
3.50%, 5/1/2026(f)	592	618	4.50%, 8/1/2040(f)	1,364	1,448
3.50%, 6/1/2026(f)	199	207	4.50%, 8/1/2040(f)	517	547
3.50%, 7/1/2026(f)	199	208	4.50%, 9/1/2040(f)	280	297
3.50%, 9/1/2026(f)	300	313	4.50%, 9/1/2040(f)	440	466
3.50%, 2/1/2041(f)	487	490	4.50%, 9/1/2040(f),(g)	500	528
4.00%, 6/1/2014(f)	164	173	4.50%, 2/1/2041(f)	589	622
4.00%, 4/1/2019(f)	381	405	4.50%, 3/1/2041(f)	993	1,049
4.00%, 12/1/2024(f)	158	168	4.50%, 4/1/2041(f)	585	618
4.00%, 2/1/2025(f)	444	467	4.50%, 4/1/2041(f)	496	525
4.00%, 3/1/2025(f)	277	292	4.50%, 5/1/2041(f)	993	1,050
4.00%, 3/1/2025(f)	487	512	4.50%, 6/1/2041(f)	594	630
4.00%, 4/1/2025(f)	372	392	4.99%, 6/1/2038(a),(f)	135	145
4.00%, 6/1/2025(f)	470	495	5.00%, 12/1/2012(f)	188	203
4.00%, 7/1/2025(f)	206	217	5.00%, 5/1/2018(f)	142	154
4.00%, 8/1/2025(f)	281	296	5.00%, 8/1/2018(f)	237	257
4.00%, 8/1/2025(f)	314	336	5.00%, 4/1/2019(f)	170	184
4.00%, 9/1/2025(f)	135	142	5.00%, 12/1/2019(f)	511	554
4.00%, 2/1/2026(f)	525	552	5.00%, 2/1/2022(f)	200	216
4.00%, 3/1/2026(f)	34	36	5.00%, 9/1/2022(f)	254	274
4.00%, 7/1/2026(f)	697	734	5.00%, 6/1/2023(f)	170	183
4.00%, 7/1/2039(f)	375	390	5.00%, 7/1/2024(f)	223	241
4.00%, 9/1/2039(f)	209	217	5.00%, 6/1/2025(f)	224	241
4.00%, 12/1/2039(f)	525	545	5.00%, 2/1/2030(f)	176	190
4.00%, 12/1/2039(f)	273	283	5.00%, 3/1/2030(f)	125	135
4.00%, 1/1/2040(f)	405	421	5.00%, 8/1/2033(f)	1,152	1,246
4.00%, 3/1/2040(f)	356	370	5.00%, 8/1/2033(f)	290	314
4.00%, 9/1/2040(f)	492	510	5.00%, 9/1/2033(f)	652	705
4.00%, 10/1/2040(f)	392	407	5.00%, 3/1/2034(f)	291	315
4.00%, 10/1/2040(f)	977	1,014	5.00%, 4/1/2034(f)	703	760
4.00%, 12/1/2040(f)	585	607	5.00%, 5/1/2034(f)	585	632
4.00%, 12/1/2040(f)	492	511	5.00%, 8/1/2035(f)	179	193
4.00%, 12/1/2040(f)	1,074	1,115	5.00%, 8/1/2035(f)	315	340
4.00%, 12/1/2040(f)	491	510	5.00%, 9/1/2035(f)	502	543
4.00%, 12/1/2040(f)	492	511	5.00%, 10/1/2035(f)	629	679
4.00%, 2/1/2041(f)	1,081	1,122	5.00%, 12/1/2035(f)	675	729
4.00%, 2/1/2041(f)	1,289	1,338	5.00%, 4/1/2036(f)	102	110
4.00%, 4/1/2041(f)	497	515	5.00%, 8/1/2036(f)	791	853
4.50%, 11/1/2018(f)	358	379	5.00%, 5/1/2037(f)	332	358
4.50%, 4/1/2019(f)	325	349	5.00%, 2/1/2038(f)	854	920
4.50%, 4/1/2023(f)	264	281	5.00%, 6/1/2038(f)	302	326
See accompanying notes.			44

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.00%, 9/1/2038(f)	$ 79	$ 85	6.00%, 7/1/2029(f)	$ 11	$ 13
5.00%, 2/1/2039(f)	716	771	6.00%, 2/1/2031(f)	21	23
5.00%, 3/1/2039(f)	694	754	6.00%, 12/1/2031(f)	76	85
5.00%, 7/1/2039(f)	724	784	6.00%, 1/1/2032(f)	522	585
5.00%, 8/1/2039(f)	31	34	6.00%, 6/1/2034(f)	667	748
5.00%, 10/1/2039(f)	677	737	6.00%, 8/1/2034(f)	120	134
5.00%, 1/1/2040(f)	1,193	1,296	6.00%, 5/1/2036(f)	796	888
5.00%, 3/1/2040(f)	237	255	6.00%, 6/1/2036(f)	652	727
5.00%, 7/1/2040(f)	837	902	6.00%, 2/1/2037(f)	89	99
5.00%, 7/1/2040(f)	961	1,036	6.00%, 5/1/2037(f)	85	94
5.00%, 8/1/2040(f)	463	499	6.00%, 10/1/2037(f)	672	746
5.00%, 8/1/2040(f)	675	727	6.00%, 11/1/2037(f)	691	767
5.00%, 9/1/2040(f),(g)	500	538	6.00%, 12/1/2037(f)	134	149
5.00%, 4/1/2041(f)	748	809	6.00%, 1/1/2038(f)	457	510
5.00%, 5/1/2041(f)	344	371	6.00%, 1/1/2038(a),(f)	97	109
5.07%, 4/1/2038(a),(f)	90	96	6.00%, 1/1/2038(f)	553	614
5.42%, 6/1/2037(a),(f)	141	151	6.00%, 1/1/2038(f)	152	168
5.50%, 10/1/2016(f)	136	148	6.00%, 5/1/2038(f)	530	592
5.50%, 2/1/2017(f)	211	230	6.00%, 7/1/2038(f)	259	288
5.50%, 1/1/2018(f)	314	339	6.00%, 7/1/2038(f)	484	537
5.50%, 1/1/2018(f)	62	67	6.00%, 8/1/2038(f)	273	304
5.50%, 1/1/2022(f)	168	182	6.00%, 9/1/2038(f)	384	429
5.50%, 12/1/2032(f)	618	679	6.00%, 9/1/2038(f)	286	317
5.50%, 3/1/2033(f)	80	88	6.00%, 12/1/2039(f)	119	133
5.50%, 12/1/2033(f)	40	44	6.00%, 9/1/2040(f),(g)	500	554
5.50%, 1/1/2034(f)	1,455	1,599	6.50%, 3/1/2015(f)	1	1
5.50%, 1/1/2034(f)	337	370	6.50%, 12/1/2015(f)	2	3
5.50%, 3/1/2034(f)	689	757	6.50%, 6/1/2017(f)	88	97
5.50%, 10/1/2034(f)	307	337	6.50%, 4/1/2028(f)	5	6
5.50%, 10/1/2034(f)	35	38	6.50%, 3/1/2029(f)	21	24
5.50%, 2/1/2035(f)	24	27	6.50%, 5/1/2031(f)	35	40
5.50%, 2/1/2035(f)	567	623	6.50%, 6/1/2031(f)	1	1
5.50%, 3/1/2035(f)	383	421	6.50%, 6/1/2031(f)	8	9
5.50%, 11/1/2035(f)	667	733	6.50%, 10/1/2031(f)	6	7
5.50%, 5/1/2036(f)	615	676	6.50%, 2/1/2032(f)	4	5
5.50%, 5/1/2036(f)	164	180	6.50%, 5/1/2032(f)	14	16
5.50%, 7/1/2036(f)	647	711	6.50%, 5/1/2032(f)	8	9
5.50%, 11/1/2036(f)	486	532	6.50%, 4/1/2035(f)	31	35
5.50%, 2/1/2037(f)	34	38	6.50%, 3/1/2036(f)	274	310
5.50%, 7/1/2037(f)	107	117	6.50%, 9/1/2036(f)	177	201
5.50%, 7/1/2037(f)	490	537	6.50%, 8/1/2037(f)	93	105
5.50%, 9/1/2037(f)	274	300	6.50%, 10/1/2037(f)	273	311
5.50%, 11/1/2037(f)	346	379	6.50%, 11/1/2037(f)	342	386
5.50%, 1/1/2038(f)	274	300	6.50%, 12/1/2037(f)	53	60
5.50%, 4/1/2038(f)	98	107	6.50%, 2/1/2038(f)	62	70
5.50%, 4/1/2038(f)	118	130	6.50%, 9/1/2038(f)	552	621
5.50%, 5/1/2038(f)	143	156	6.50%, 9/1/2038(f)	477	538
5.50%, 5/1/2038(f)	277	304	6.50%, 10/1/2038(f)	78	88
5.50%, 6/1/2038(f)	278	304	6.50%, 1/1/2039(f)	287	323
5.50%, 6/1/2038(f)	103	113	7.00%, 10/1/2029(f)	8	10
5.50%, 7/1/2038(f)	187	205	7.00%, 11/1/2030(f)	3	3
5.50%, 7/1/2038(f)	715	785	7.00%, 12/1/2030(f)	3	3
5.50%, 10/1/2038(f)	169	185	7.00%, 1/1/2031(f)	2	2
5.50%, 11/1/2038(f)	276	302	7.00%, 9/1/2031(f)	62	71
5.50%, 1/1/2039(f)	648	710	7.00%, 1/1/2032(f)	6	7
5.50%, 4/1/2039(f)	772	850	7.00%, 9/1/2038(f)	173	198
5.50%, 1/1/2040(f)	611	673	7.50%, 4/1/2015(f)	1	1
5.50%, 3/1/2040(f)	190	208	7.50%, 10/1/2015(f)	1	1
5.50%, 9/1/2040(f),(g)	500	545	7.50%, 12/1/2015(f)	4	4
5.64%, 6/1/2037(a),(f)	346	368	7.50%, 7/1/2029(f)	178	208
5.78%, 2/1/2037(a),(f)	78	82	7.50%, 1/1/2030(f)	4	5
6.00%, 8/1/2014(f)	2	2	7.50%, 2/1/2030(f)	1	1
6.00%, 7/1/2017(f)	6	7	7.50%, 7/1/2030(f)	1	1
6.00%, 5/1/2021(f)	83	90	7.50%, 8/1/2030(f)	1	1
6.00%, 11/1/2022(f)	122	133	7.50%, 10/1/2030(f)	16	19
6.00%, 2/1/2027(f)	330	366	7.50%, 12/1/2030(f)	1	1
6.00%, 6/1/2029(f)	2	3	8.00%, 11/1/2030(f)	1	1
6.00%, 7/1/2029(f)	28	31			$ 100,276

See accompanying notes.

45

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)

Federal National Mortgage Association (FNMA) - 16.06%			Federal National Mortgage Association (FNMA) (continued)
2.51%, 7/1/2041(f)	$ 492	$ 506	4.00%, 8/1/2040(f)	$ 289	$ 300
3.13%, 6/1/2040(a),(f)	318	331	4.00%, 9/1/2040(f),(g)	1,000	1,036
3.24%, 12/1/2039(a),(f)	540	566	4.00%, 10/1/2040(f)	484	503
3.24%, 7/1/2040(a),(f)	802	840	4.00%, 10/1/2040(f)	289	300
3.32%, 12/1/2040(a),(f)	476	500	4.00%, 10/1/2040(f)	469	487
3.35%, 3/1/2040(a),(f)	378	397	4.00%, 10/1/2040(f)	932	967
3.45%, 2/1/2041(a),(f)	493	512	4.00%, 10/1/2040(f)	478	496
3.46%, 1/1/2040(a),(f)	458	480	4.00%, 10/1/2040(f)	190	198
3.50%, 8/1/2025(f)	442	461	4.00%, 11/1/2040(f)	343	356
3.50%, 10/1/2025(f)	367	384	4.00%, 12/1/2040(f)	1,278	1,326
3.50%, 11/1/2025(f)	379	396	4.00%, 12/1/2040(f)	1,065	1,105
3.50%, 12/1/2025(f)	481	503	4.00%, 12/1/2040(f)	294	306
3.50%, 12/1/2025(f)	476	497	4.00%, 12/1/2040(f)	588	610
3.50%, 1/1/2026(f)	1,164	1,216	4.00%, 1/1/2041(f)	70	72
3.50%, 2/1/2026(f)	770	805	4.00%, 1/1/2041(f)	496	515
3.50%, 5/1/2026(f)	198	207	4.00%, 1/1/2041(f)	927	962
3.50%, 7/1/2026(f)	199	208	4.00%, 2/1/2041(f)	1,186	1,231
3.50%, 8/1/2026(f)	500	523	4.00%, 2/1/2041(f)	723	751
3.50%, 1/1/2031(f)	195	201	4.00%, 2/1/2041(f)	588	611
3.50%, 4/1/2031(f)	295	304	4.00%, 3/1/2041(f)	496	515
3.50%, 10/1/2040(f)	195	197	4.00%, 3/1/2041(f)	1,086	1,126
3.50%, 11/1/2040(f)	494	499	4.50%, 2/1/2018(f)	595	639
3.50%, 12/1/2040(f)	584	589	4.50%, 5/1/2019(f)	862	926
3.50%, 1/1/2041(f)	392	395	4.50%, 9/1/2020(f)	140	150
3.50%, 2/1/2041(f)	200	201	4.50%, 5/1/2022(f)	392	421
3.57%, 8/1/2040(a),(f)	400	419	4.50%, 2/1/2024(f)	177	189
3.65%, 5/1/2041(a),(f)	498	525	4.50%, 4/1/2024(f)	87	93
3.68%, 5/1/2041(a),(f)	490	511	4.50%, 4/1/2024(f)	92	99
3.71%, 2/1/2040(a),(f)	525	553	4.50%, 11/1/2024(f)	273	291
4.00%, 4/1/2014(f)	382	397	4.50%, 12/1/2024(f)	268	286
4.00%, 5/1/2024(f)	423	447	4.50%, 12/1/2024(f)	375	407
4.00%, 9/1/2024(f)	212	225	4.50%, 2/1/2025(f)	276	296
4.00%, 11/1/2024(f)	147	156	4.50%, 2/1/2025(f)	466	500
4.00%, 3/1/2025(f)	337	355	4.50%, 4/1/2025(f)	79	85
4.00%, 4/1/2025(f)	160	169	4.50%, 4/1/2025(f)	28	30
4.00%, 5/1/2025(f)	105	111	4.50%, 4/1/2026(f)	688	735
4.00%, 5/1/2025(f)	184	194	4.50%, 7/1/2029(f)	96	102
4.00%, 5/1/2025(f)	459	484	4.50%, 2/1/2030(f)	401	426
4.00%, 5/1/2025(f)	514	542	4.50%, 4/1/2030(f)	139	148
4.00%, 5/1/2025(f)	280	296	4.50%, 9/1/2030(f)	356	379
4.00%, 6/1/2025(f)	322	340	4.50%, 1/1/2031(f)	292	310
4.00%, 6/1/2025(f)	250	263	4.50%, 4/1/2031(f)	197	209
4.00%, 8/1/2025(f)	449	474	4.50%, 5/1/2031(f)	295	313
4.00%, 9/1/2025(f),(g)	500	527	4.50%, 8/1/2033(f)	294	313
4.00%, 11/1/2025(f)	583	615	4.50%, 8/1/2033(f)	716	762
4.00%, 11/1/2025(f)	648	683	4.50%, 1/1/2036(f)	52	56
4.00%, 1/1/2026(f)	396	418	4.50%, 3/1/2036(f)	96	102
4.00%, 3/1/2026(f)	96	101	4.50%, 1/1/2039(f)	207	220
4.00%, 5/1/2026(f)	592	625	4.50%, 2/1/2039(f)	535	567
4.00%, 6/1/2026(f)	450	478	4.50%, 4/1/2039(f)	848	910
4.00%, 7/1/2026(f)	450	475	4.50%, 4/1/2039(f)	878	936
4.00%, 4/1/2029(f)	306	321	4.50%, 4/1/2039(f)	386	409
4.00%, 10/1/2030(f)	465	488	4.50%, 6/1/2039(f)	491	519
4.00%, 12/1/2030(f)	577	605	4.50%, 6/1/2039(f)	1,067	1,138
4.00%, 2/1/2031(f)	881	924	4.50%, 6/1/2039(f)	463	493
4.00%, 7/1/2031(f)	596	625	4.50%, 7/1/2039(f)	450	479
4.00%, 3/1/2039(f)	579	602	4.50%, 7/1/2039(f)	941	1,002
4.00%, 5/1/2039(f)	36	37	4.50%, 8/1/2039(f)	464	494
4.00%, 8/1/2039(f)	652	677	4.50%, 9/1/2039(f)	493	522
4.00%, 8/1/2039(f)	90	94	4.50%, 12/1/2039(f)	930	994
4.00%, 10/1/2039(f)	168	174	4.50%, 12/1/2039(f)	880	937
4.00%, 11/1/2039(f)	487	505	4.50%, 12/1/2039(f)	461	488
4.00%, 11/1/2039(f)	127	131	4.50%, 12/1/2039(f)	495	529
4.00%, 12/1/2039(f)	353	367	4.50%, 1/1/2040(f)	1,020	1,090
4.00%, 2/1/2040(f)	749	777	4.50%, 2/1/2040(f)	454	484
4.00%, 2/1/2040(f)	22	23	4.50%, 2/1/2040(f)	695	742
4.00%, 5/1/2040(f)	529	549	4.50%, 3/1/2040(f)	838	887
4.00%, 5/1/2040(f)	193	201	4.50%, 4/1/2040(f)	1,492	1,578

See accompanying notes.

46

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 5/1/2040(f)	$ 463	$ 491	5.00%, 5/1/2041(f)	$ 798	$ 863
4.50%, 5/1/2040(f)	469	501	5.00%, 5/1/2041(f)	622	672
4.50%, 5/1/2040(f)	2,550	2,708	5.43%, 1/1/2036(a),(f)	234	254
4.50%, 6/1/2040(f)	485	516	5.43%, 6/1/2037(a),(f)	587	628
4.50%, 7/1/2040(f)	477	508	5.50%, 2/1/2014(f)	191	206
4.50%, 8/1/2040(f)	915	969	5.50%, 2/1/2015(f)	274	296
4.50%, 9/1/2040(f)	454	480	5.50%, 5/1/2019(f)	109	119
4.50%, 9/1/2040(f)	880	932	5.50%, 1/1/2021(f)	93	101
4.50%, 9/1/2040(f)	447	473	5.50%, 5/1/2021(f)	152	165
4.50%, 9/1/2040(f),(g)	1,000	1,057	5.50%, 10/1/2021(f)	105	114
4.50%, 10/1/2040(f)	2,207	2,336	5.50%, 11/1/2022(f)	192	210
4.50%, 12/1/2040(f)	484	512	5.50%, 2/1/2023(f)	225	248
4.50%, 3/1/2041(f)	681	721	5.50%, 7/1/2023(f)	177	195
4.50%, 3/1/2041(f)	497	525	5.50%, 12/1/2023(f)	154	167
4.50%, 6/1/2041(f)	497	526	5.50%, 9/1/2025(f),(g)	500	543
4.50%, 7/1/2041(f)	497	528	5.50%, 6/1/2028(f)	250	274
4.50%, 7/1/2041(f)	498	527	5.50%, 9/1/2028(f)	89	97
4.56%, 4/1/2038(a),(f)	182	194	5.50%, 1/1/2029(f)	176	193
5.00%, 4/1/2014(f)	75	79	5.50%, 12/1/2029(f)	393	431
5.00%, 12/1/2017(f)	83	90	5.50%, 6/1/2033(f)	377	416
5.00%, 4/1/2018(f)	9	9	5.50%, 4/1/2034(f)	756	830
5.00%, 11/1/2018(f)	64	70	5.50%, 5/1/2034(f)	775	854
5.00%, 6/1/2019(f)	423	458	5.50%, 6/1/2034(f)	36	40
5.00%, 7/1/2019(f)	491	532	5.50%, 11/1/2034(f)	657	724
5.00%, 11/1/2021(f)	201	218	5.50%, 1/1/2035(f)	778	857
5.00%, 2/1/2023(f)	175	189	5.50%, 1/1/2035(f)	129	142
5.00%, 7/1/2023(f)	51	54	5.50%, 3/1/2035(f)	336	370
5.00%, 12/1/2023(f)	125	136	5.50%, 4/1/2035(f)	39	43
5.00%, 12/1/2023(f)	355	382	5.50%, 4/1/2035(f)	453	499
5.00%, 1/1/2024(f)	687	750	5.50%, 8/1/2035(f)	197	217
5.00%, 1/1/2024(f)	377	409	5.50%, 9/1/2035(f)	79	87
5.00%, 7/1/2024(f)	191	209	5.50%, 10/1/2035(f)	68	75
5.00%, 3/1/2030(f)	495	535	5.50%, 10/1/2035(f)	51	57
5.00%, 8/1/2030(f)	543	587	5.50%, 1/1/2036(f)	120	133
5.00%, 5/1/2033(f)	259	280	5.50%, 4/1/2036(f)	757	834
5.00%, 5/1/2033(f)	393	425	5.50%, 4/1/2036(f)	58	64
5.00%, 7/1/2033(f)	1,923	2,082	5.50%, 7/1/2036(f)	443	487
5.00%, 8/1/2033(f)	121	131	5.50%, 8/1/2036(f)	720	793
5.00%, 11/1/2033(f)	1,018	1,102	5.50%, 9/1/2036(f)	1,187	1,308
5.00%, 2/1/2034(f)	129	139	5.50%, 9/1/2036(f)	497	548
5.00%, 3/1/2034(f)	174	188	5.50%, 11/1/2036(f)	273	300
5.00%, 5/1/2034(f)	1,230	1,331	5.50%, 11/1/2036(f)	431	474
5.00%, 7/1/2035(f)	523	566	5.50%, 1/1/2037(f)	565	621
5.00%, 7/1/2035(f)	116	126	5.50%, 2/1/2037(f)	28	30
5.00%, 9/1/2035(f)	379	410	5.50%, 2/1/2037(f)	688	759
5.00%, 10/1/2035(f)	658	712	5.50%, 5/1/2037(f)	383	422
5.00%, 3/1/2036(f)	794	859	5.50%, 7/1/2037(f)	158	173
5.00%, 4/1/2037(f)	24	26	5.50%, 7/1/2037(f)	218	239
5.00%, 7/1/2037(f)	380	411	5.50%, 1/1/2038(f)	208	228
5.00%, 6/1/2038(f)	151	163	5.50%, 1/1/2038(f)	338	370
5.00%, 1/1/2039(f)	665	724	5.50%, 2/1/2038(f)	416	458
5.00%, 2/1/2039(f)	1,018	1,112	5.50%, 3/1/2038(f)	400	443
5.00%, 3/1/2039(f)	672	725	5.50%, 3/1/2038(f)	419	459
5.00%, 4/1/2039(f)	716	778	5.50%, 5/1/2038(f)	353	387
5.00%, 4/1/2039(f)	801	868	5.50%, 6/1/2038(f)	80	89
5.00%, 7/1/2039(f)	714	777	5.50%, 6/1/2038(f)	91	100
5.00%, 10/1/2039(f)	680	740	5.50%, 7/1/2038(f)	437	478
5.00%, 12/1/2039(f)	436	476	5.50%, 7/1/2038(f)	502	554
5.00%, 1/1/2040(f)	849	927	5.50%, 8/1/2038(f)	10	11
5.00%, 2/1/2040(f)	858	940	5.50%, 9/1/2038(f)	153	168
5.00%, 5/1/2040(f)	455	491	5.50%, 11/1/2038(f)	386	422
5.00%, 6/1/2040(f)	328	354	5.50%, 11/1/2038(f)	468	512
5.00%, 6/1/2040(f)	917	999	5.50%, 11/1/2038(f)	388	425
5.00%, 8/1/2040(f)	455	492	5.50%, 11/1/2038(f)	473	518
5.00%, 8/1/2040(f)	463	500	5.50%, 12/1/2038(f)	201	220
5.00%, 9/1/2040(f),(g)	4,600	4,955	5.50%, 12/1/2038(f)	349	385
5.00%, 11/1/2040(f)	615	664	5.50%, 12/1/2038(f)	496	545
5.00%, 4/1/2041(f)	429	464	5.50%, 1/1/2039(f)	314	344

See accompanying notes.

47

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 4/1/2039(f)	$ 212	$ 232	6.50%, 8/1/2037(f)	$ 606	$ 681
5.50%, 9/1/2039(f)	438	479	6.50%, 1/1/2038(f)	300	337
5.50%, 10/1/2039(f)	242	266	6.50%, 2/1/2038(f)	107	121
5.50%, 12/1/2039(f)	400	440	6.50%, 3/1/2038(f)	61	69
5.50%, 12/1/2039(f)	847	937	6.50%, 3/1/2038(f)	1,037	1,165
5.50%, 6/1/2040(f)	247	271	6.50%, 5/1/2038(f)	284	319
5.50%, 7/1/2040(f)	358	392	6.50%, 9/1/2038(f)	202	227
5.50%, 9/1/2040(f),(g)	1,000	1,093	6.50%, 10/1/2039(f)	393	442
5.68%, 4/1/2037(a),(f)	152	162	6.50%, 9/1/2040(f),(g)	500	558
5.99%, 10/1/2047(a),(f)	193	205	7.00%, 12/1/2037(f)	386	445
6.00%, 8/1/2012(f)	72	77	7.00%, 12/1/2037(f)	452	520
6.00%, 1/1/2014(f)	50	51	7.50%, 5/1/2031(f)	107	126
6.00%, 1/1/2016(f)	93	101			$ 164,330
6.00%, 10/1/2016(f)	11	12	Government National Mortgage Association (GNMA) -
6.00%, 6/1/2017(f)	47	51	7.22%
6.00%, 11/1/2017(f)	151	163	2.50%, 11/20/2040	492	505
6.00%, 5/1/2024(f)	474	514	2.50%, 12/20/2040	292	300
6.00%, 12/1/2032(f)	426	478	3.00%, 2/20/2041(a)	780	814
6.00%, 1/1/2033(f)	111	124	3.50%, 12/15/2025	193	204
6.00%, 10/1/2033(f)	102	114	3.50%, 5/15/2026	297	314
6.00%, 12/1/2033(f)	249	279	3.50%, 7/20/2040	271	284
6.00%, 10/1/2034(f)	469	524	3.50%, 1/20/2041	694	712
6.00%, 12/1/2034(f)	221	246	3.50%, 3/20/2041(a)	391	411
6.00%, 1/1/2035(f)	654	728	4.00%, 8/15/2024	355	379
6.00%, 7/1/2035(f)	1,905	2,128	4.00%, 12/15/2024	338	361
6.00%, 7/1/2035(f)	726	814	4.00%, 11/15/2025	194	207
6.00%, 10/1/2035(f)	625	698	4.00%, 5/15/2026	297	317
6.00%, 5/1/2036(f)	80	90	4.00%, 6/15/2039	164	174
6.00%, 5/1/2036(f)	117	131	4.00%, 7/20/2040	566	600
6.00%, 6/1/2036(f)	468	520	4.00%, 8/15/2040	387	410
6.00%, 2/1/2037(f)	253	281	4.00%, 9/15/2040	487	516
6.00%, 3/1/2037(f)	350	390	4.00%, 9/15/2040	489	519
6.00%, 6/1/2037(f)	339	376	4.00%, 10/15/2040	485	514
6.00%, 7/1/2037(f)	167	186	4.00%, 11/15/2040	98	103
6.00%, 10/1/2037(f)	85	95	4.00%, 11/15/2040	593	628
6.00%, 11/1/2037(f)	401	444	4.00%, 11/20/2040	389	412
6.00%, 11/1/2037(f)	37	42	4.00%, 12/20/2040	499	529
6.00%, 11/1/2037(f)	17	19	4.00%, 1/15/2041	1,281	1,357
6.00%, 11/1/2037(f)	152	168	4.00%, 1/15/2041	493	523
6.00%, 12/1/2037(f)	368	408	4.00%, 1/15/2041	488	517
6.00%, 1/1/2038(f)	343	380	4.00%, 5/15/2041	50	53
6.00%, 1/1/2038(f)	377	418	4.00%, 5/15/2041	647	686
6.00%, 2/1/2038(f)	144	160	4.00%, 5/15/2041	487	516
6.00%, 3/1/2038(f)	167	187	4.00%, 7/20/2041	500	530
6.00%, 5/1/2038(f)	326	361	4.50%, 4/20/2026	295	317
6.00%, 5/1/2038(f)	31	35	4.50%, 6/15/2034	18	19
6.00%, 5/1/2038(f)	263	292	4.50%, 5/15/2039	624	678
6.00%, 5/1/2038(f)	31	35	4.50%, 5/15/2039	584	634
6.00%, 5/1/2038(f)	57	64	4.50%, 5/15/2039	586	636
6.00%, 8/1/2038(f)	497	553	4.50%, 6/15/2039	1,380	1,500
6.00%, 9/1/2038(f)	16	17	4.50%, 7/15/2039	417	453
6.00%, 9/1/2038(f)	952	1,056	4.50%, 11/15/2039	412	448
6.00%, 12/1/2038(f)	232	258	4.50%, 11/15/2039	2,393	2,604
6.00%, 10/1/2039(f)	668	740	4.50%, 12/15/2039	817	887
6.00%, 9/1/2040(f),(g)	500	553	4.50%, 1/15/2040	911	989
6.00%, 9/1/2040(f)	455	504	4.50%, 2/15/2040	414	448
6.50%, 12/1/2016(f)	268	295	4.50%, 2/15/2040	339	367
6.50%, 5/1/2018(f)	4	4	4.50%, 2/15/2040	182	197
6.50%, 7/1/2020(f)	90	96	4.50%, 2/15/2040	178	193
6.50%, 12/1/2031(f)	7	8	4.50%, 2/15/2040	566	613
6.50%, 3/1/2032(f)	36	41	4.50%, 3/15/2040	978	1,061
6.50%, 7/1/2032(f)	107	121	4.50%, 5/15/2040	426	462
6.50%, 11/1/2033(f)	129	147	4.50%, 6/15/2040	566	614
6.50%, 8/1/2034(f)	335	383	4.50%, 6/15/2040	486	526
6.50%, 9/1/2034(f)	340	385	4.50%, 7/15/2040	391	424
6.50%, 10/1/2034(f)	81	92	4.50%, 7/15/2040	478	519
6.50%, 7/1/2037(f)	164	186	4.50%, 8/15/2040	488	529
6.50%, 7/1/2037(f)	110	125	4.50%, 8/15/2040	558	606

See accompanying notes.			48

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 8/15/2040	$ 649	$ 703	5.50%, 7/20/2040	$ 440	$ 492
4.50%, 8/15/2040	792	858	5.50%, 11/15/2040	299	334
4.50%, 9/1/2040(g)	800	866	6.00%, 7/20/2028	2	2
4.50%, 9/15/2040	813	882	6.00%, 7/15/2032	16	18
4.50%, 9/15/2040	494	536	6.00%, 12/15/2032	17	19
4.50%, 10/15/2040	586	636	6.00%, 10/15/2034	451	510
4.50%, 12/15/2040	385	417	6.00%, 4/15/2036	181	204
4.50%, 1/20/2041	567	616	6.00%, 6/15/2036	629	710
4.50%, 1/20/2041	678	735	6.00%, 4/15/2037	741	836
4.50%, 2/20/2041	571	619	6.00%, 11/20/2037	441	497
4.50%, 3/15/2041	487	528	6.00%, 1/15/2038	288	325
4.50%, 3/20/2041	567	615	6.00%, 8/15/2038	365	414
4.50%, 3/20/2041	493	534	6.00%, 9/15/2039	688	781
4.50%, 5/15/2041	570	619	6.00%, 9/15/2039	773	873
4.50%, 7/20/2041	1,000	1,084	6.00%, 4/15/2040	210	237
5.00%, 12/15/2032	9	10	6.00%, 9/1/2040(g)	500	563
5.00%, 8/15/2033	824	914	6.50%, 5/15/2023	5	5
5.00%, 2/15/2034	954	1,058	6.50%, 10/20/2028	10	11
5.00%, 2/15/2038	11	12	6.50%, 5/20/2029	7	9
5.00%, 10/15/2038	457	505	6.50%, 2/20/2032	5	6
5.00%, 5/15/2039	241	266	6.50%, 5/20/2032	61	71
5.00%, 6/15/2039	461	511	6.50%, 5/15/2037	511	581
5.00%, 6/15/2039	419	465	6.50%, 8/20/2038	343	387
5.00%, 6/20/2039	739	818	6.50%, 9/15/2038	368	419
5.00%, 7/15/2039	376	417	7.00%, 1/15/2028	8	9
5.00%, 7/15/2039	475	524	7.00%, 3/15/2029	14	17
5.00%, 7/15/2039	454	504	7.00%, 7/15/2031	11	13
5.00%, 7/15/2039	465	515	8.00%, 8/20/2029	2	2
5.00%, 8/15/2039	435	483			$ 73,854
5.00%, 9/15/2039	300	331
5.00%, 9/15/2039	487	538	U.S. Treasury - 32.57%
5.00%, 9/15/2039	446	494	0.38%, 8/31/2012	1,250	1,253
5.00%, 9/15/2039	453	502	0.38%, 9/30/2012	2,500	2,506
5.00%, 11/15/2039	455	505	0.38%, 10/31/2012	2,300	2,306
5.00%, 2/15/2040	459	509	0.38%, 6/30/2013	2,000	2,007
5.00%, 2/15/2040	678	748	0.38%, 7/31/2013	2,000	2,007
5.00%, 2/15/2040	467	518	0.50%, 11/30/2012	2,000	2,009
5.00%, 4/15/2040	371	412	0.50%, 5/31/2013	2,000	2,011
5.00%, 5/15/2040	469	521	0.50%, 10/15/2013	1,000	1,006
5.00%, 5/15/2040	425	469	0.50%, 11/15/2013	1,000	1,006
5.00%, 6/15/2040	467	516	0.63%, 12/31/2012	2,500	2,515
5.00%, 6/15/2040	955	1,054	0.63%, 1/31/2013	1,500	1,510
5.00%, 6/15/2040	215	237	0.63%, 2/28/2013	1,500	1,510
5.00%, 6/20/2040	882	974	0.63%, 4/30/2013	2,000	2,015
5.00%, 7/15/2040	427	471	0.63%, 7/15/2014	700	706
5.00%, 7/20/2040	903	998	0.75%, 3/31/2013	1,600	1,614
5.00%, 9/1/2040(g)	500	551	0.75%, 8/15/2013	1,700	1,718
5.00%, 1/20/2041	465	514	0.75%, 12/15/2013	600	607
5.00%, 6/20/2041	300	331	0.75%, 6/15/2014	1,500	1,519
5.00%, 7/20/2041	449	496	1.00%, 7/15/2013	1,250	1,269
5.50%, 6/15/2014	8	8	1.00%, 1/15/2014	1,500	1,528
5.50%, 1/15/2024	164	178	1.00%, 5/15/2014	1,500	1,530
5.50%, 11/15/2033	379	426	1.13%, 12/15/2012	1,817	1,839
5.50%, 3/15/2034	187	210	1.13%, 6/15/2013	1,500	1,525
5.50%, 4/15/2034	175	195	1.25%, 2/15/2014	1,000	1,025
5.50%, 7/15/2034	136	152	1.25%, 4/15/2014	1,600	1,641
5.50%, 11/15/2034	765	858	1.25%, 8/31/2015	2,500	2,563
5.50%, 2/15/2035	369	413	1.25%, 9/30/2015	2,200	2,253
5.50%, 3/15/2036	314	351	1.25%, 10/31/2015	2,500	2,559
5.50%, 4/15/2036	343	384	1.38%, 9/15/2012	1,560	1,580
5.50%, 12/15/2036	218	244	1.38%, 10/15/2012	2,301	2,333
5.50%, 4/15/2037	422	471	1.38%, 11/15/2012	2,193	2,225
5.50%, 6/15/2038	371	415	1.38%, 1/15/2013	3,530	3,588
5.50%, 11/15/2038	493	551	1.38%, 2/15/2013	3,150	3,205
5.50%, 1/15/2039	436	489	1.38%, 3/15/2013	2,000	2,037
5.50%, 1/15/2039	1,146	1,283	1.38%, 5/15/2013	2,250	2,295
5.50%, 5/15/2039	132	147	1.38%, 11/30/2015	1,500	1,542
5.50%, 12/15/2039	606	676	1.50%, 12/31/2013	1,050	1,081

See accompanying notes.

49

Schedule of Investments
Bond Market Index Fund
August 31, 2011

U.S. GOVERNMENT &			U.S. GOVERNMENT &
GOVERNMENT AGENCY	Principal Amount		GOVERNMENT AGENCY	Principal Amount
OBLIGATIONS (continued)	(000's)	Value (000's)	OBLIGATIONS (continued)	(000's)	Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.50%, 6/30/2016	$ 2,000	$ 2,057	3.25%, 6/30/2016	$ 1,000	$ 1,112
1.50%, 7/31/2016	2,000	2,056	3.25%, 7/31/2016	1,000	1,112
1.75%, 8/15/2012	3,000	3,046	3.25%, 12/31/2016	1,304	1,451
1.75%, 4/15/2013	3,000	3,076	3.25%, 3/31/2017	2,100	2,340
1.75%, 1/31/2014	900	933	3.38%, 11/30/2012	950	988
1.75%, 3/31/2014	800	831	3.38%, 6/30/2013	1,150	1,217
1.75%, 7/31/2015	1,500	1,567	3.38%, 7/31/2013	1,500	1,591
1.75%, 5/31/2016	2,500	2,603	3.38%, 11/15/2019	3,000	3,357
1.88%, 2/28/2014	2,000	2,081	3.50%, 5/31/2013	1,310	1,385
1.88%, 4/30/2014	1,800	1,876	3.50%, 2/15/2018	1,450	1,640
1.88%, 6/30/2015	2,500	2,624	3.50%, 5/15/2020	3,400	3,827
1.88%, 8/31/2017	1,900	1,964	3.50%, 2/15/2039	1,220	1,204
1.88%, 9/30/2017	1,000	1,033	3.63%, 12/31/2012	1,300	1,360
1.88%, 10/31/2017	1,500	1,548	3.63%, 5/15/2013	1,400	1,482
10.63%, 8/15/2015	721	1,004	3.63%, 8/15/2019	1,900	2,165
2.00%, 11/30/2013	2,000	2,080	3.63%, 2/15/2020	3,350	3,809
2.00%, 1/31/2016	2,000	2,108	3.63%, 2/15/2021	3,900	4,403
2.00%, 4/30/2016	2,000	2,107	3.75%, 11/15/2018	2,200	2,530
2.13%, 11/30/2014	2,100	2,217	3.88%, 10/31/2012	1,500	1,565
2.13%, 5/31/2015	1,950	2,065	3.88%, 2/15/2013	1,500	1,580
2.13%, 12/31/2015	2,000	2,120	3.88%, 5/15/2018	500	578
2.13%, 2/29/2016	1,900	2,014	3.88%, 8/15/2040	2,700	2,839
2.25%, 5/31/2014	1,500	1,580	4.00%, 11/15/2012	1,400	1,465
2.25%, 1/31/2015	2,165	2,297	4.00%, 2/15/2014	1,900	2,074
2.25%, 3/31/2016	2,000	2,131	4.00%, 2/15/2015	1,850	2,074
2.25%, 11/30/2017	1,500	1,581	4.00%, 8/15/2018	840	980
2.38%, 8/31/2014	1,500	1,591	4.13%, 5/15/2015	1,750	1,980
2.38%, 9/30/2014	2,200	2,336	4.25%, 9/30/2012	1,300	1,358
2.38%, 10/31/2014	2,450	2,604	4.25%, 8/15/2013	1,900	2,050
2.38%, 2/28/2015	2,200	2,346	4.25%, 11/15/2013	2,400	2,613
2.38%, 3/31/2016	1,500	1,606	4.25%, 8/15/2014	2,500	2,788
2.38%, 7/31/2017	7,200	7,659	4.25%, 11/15/2014	1,100	1,235
2.38%, 5/31/2018	1,000	1,058	4.25%, 8/15/2015	2,200	2,513
2.38%, 6/30/2018	500	528	4.25%, 11/15/2017	700	824
2.50%, 3/31/2013	2,000	2,073	4.25%, 5/15/2039	1,539	1,728
2.50%, 3/31/2015	3,200	3,429	4.25%, 11/15/2040	2,800	3,139
2.50%, 4/30/2015	2,000	2,144	4.38%, 2/15/2038	1,300	1,493
2.50%, 6/30/2017	1,900	2,035	4.38%, 11/15/2039	2,750	3,148
2.63%, 6/30/2014	1,180	1,257	4.38%, 5/15/2040	2,775	3,176
2.63%, 7/31/2014	2,200	2,347	4.38%, 5/15/2041	1,700	1,948
2.63%, 12/31/2014	2,960	3,175	4.50%, 11/15/2015	2,000	2,315
2.63%, 2/29/2016	1,000	1,082	4.50%, 2/15/2016	1,000	1,164
2.63%, 4/30/2016	1,300	1,406	4.50%, 5/15/2017	500	592
2.63%, 1/31/2018	1,500	1,615	4.50%, 2/15/2036	1,610	1,893
2.63%, 4/30/2018	1,000	1,075	4.50%, 5/15/2038	1,050	1,229
2.63%, 8/15/2020	3,685	3,864	4.50%, 8/15/2039	1,865	2,179
2.63%, 11/15/2020	4,684	4,894	4.63%, 11/15/2016	1,000	1,183
2.75%, 2/28/2013	1,000	1,038	4.63%, 2/15/2017	1,200	1,425
2.75%, 10/31/2013	1,525	1,608	4.63%, 2/15/2040	2,450	2,919
2.75%, 11/30/2016	2,239	2,434	4.75%, 5/15/2014	1,700	1,905
2.75%, 5/31/2017	1,000	1,086	4.75%, 8/15/2017	1,150	1,383
2.75%, 12/31/2017	1,000	1,085	4.75%, 2/15/2037	550	669
2.75%, 2/28/2018	500	542	4.75%, 2/15/2041	1,900	2,311
2.75%, 2/15/2019	2,000	2,158	4.88%, 8/15/2016	900	1,073
2.88%, 1/31/2013	1,300	1,349	5.00%, 5/15/2037	900	1,136
2.88%, 3/31/2018	1,000	1,091	5.13%, 5/15/2016	900	1,078
3.00%, 8/31/2016	2,000	2,200	5.25%, 11/15/2028	1,050	1,356
3.00%, 9/30/2016	1,341	1,475	5.25%, 2/15/2029	650	840
3.00%, 2/28/2017	1,500	1,651	5.38%, 2/15/2031	1,350	1,780
3.13%, 4/30/2013	750	787	5.50%, 8/15/2028	585	776
3.13%, 8/31/2013	1,100	1,164	6.00%, 2/15/2026	405	557
3.13%, 9/30/2013	1,720	1,824	6.13%, 11/15/2027	2,150	3,024
3.13%, 10/31/2016	1,650	1,826	6.13%, 8/15/2029	485	688
3.13%, 1/31/2017	1,600	1,771	6.25%, 8/15/2023	1,300	1,797
3.13%, 4/30/2017	950	1,052	6.25%, 5/15/2030	675	974
3.13%, 5/15/2019	2,270	2,507	6.38%, 8/15/2027	700	1,007
3.13%, 5/15/2021	1,500	1,625	6.50%, 11/15/2026	900	1,300
3.25%, 5/31/2016	1,000	1,111	6.63%, 2/15/2027	400	586

See accompanying notes.

50

Schedule of Investments
Bond Market Index Fund
August 31, 2011

			(a) Variable Rate. Rate shown is in effect at August 31, 2011.
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
U.S. GOVERNMENT &			1933. These securities may be resold in transactions exempt from
GOVERNMENT AGENCY	Principal Amount		registration, normally to qualified institutional buyers. Unless otherwise
OBLIGATIONS (continued)	(000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
U.S. Treasury (continued)			period, the value of these securities totaled $2,316 or 0.23% of net assets.
6.75%, 8/15/2026	$ 800	$ 1,178	(c) Non-Income Producing Security
6.88%, 8/15/2025	425	627	(d) Security purchased on a when-issued basis.
7.13%, 2/15/2023	460	675	(e) Security is Illiquid
7.25%, 5/15/2016	800	1,037	(f)	This entity was put into conservatorship by the US Government in 2008.
7.25%, 8/15/2022	400	589	See Notes to Financial Statements for additional information.
7.50%, 11/15/2016	600	799	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 11/15/2024	300	461	Notes to Financial Statements for additional information.
7.63%, 11/15/2022	400	606
7.63%, 2/15/2025	400	623
7.88%, 2/15/2021	500	750	Unrealized Appreciation (Depreciation)
8.00%, 11/15/2021	1,050	1,606	The net federal income tax unrealized appreciation (depreciation) and federal tax
8.13%, 8/15/2019	400	592	cost of investments held as of the period end were as follows:
8.13%, 5/15/2021	200	306
8.13%, 8/15/2021	300	460	Unrealized Appreciation	$ 38,463
8.50%, 2/15/2020	300	458	Unrealized Depreciation	(1,388)
8.75%, 5/15/2017	700	996	Net Unrealized Appreciation (Depreciation)	$ 37,075
8.75%, 8/15/2020	300	468	Cost for federal income tax purposes	$ 986,090
8.88%, 2/15/2019	700	1,062	All dollar amounts are shown in thousands (000's)
9.25%, 2/15/2016	500	687
9.88%, 11/15/2015	250	346	Portfolio Summary (unaudited)
		$ 333,136	Sector	Percent
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Government	41 .32%
OBLIGATIONS		$ 671,596	Mortgage Securities	35 .25%
REPURCHASE AGREEMENTS -	Maturity Amount		Financial	9.19%
0.96%	(000's)	Value (000's)	Communications	2.81%
Banks - 0.96%			Consumer, Non-cyclical	2.68%
Investment in Joint Trading Account;	$ 1,442	$ 1,443	Energy	2.28%
Credit Suisse Repurchase Agreement;			Utilities	1.75%
0.05% dated 08/31/11 maturing			Industrial	1.24%
09/01/11 (collateralized by US			Basic Materials	0.92%
Government Securities; $1,471,284;			Consumer, Cyclical	0.85%
4.25% - 8.00%; dated 11/15/21 -			Technology	0.60%
05/15/39)			Revenue Bonds	0.47%
Investment in Joint Trading Account;	3,606	3,606	General Obligation Unltd	0.39%
Deutsche Bank Repurchase			Asset Backed Securities	0.19%
Agreement; 0.06% dated 08/31/11			Insured	0.05%
maturing 09/01/11 (collateralized by			General Obligation Ltd	0.02%
US Government Securities;			Liabilities in Excess of Other Assets, Net	(0 .01)%
$3,678,211; 0.44% - 1.63%; dated			TOTAL NET ASSETS	100.00%
08/28/12 - 10/26/15)
Investment in Joint Trading Account; JP	721	721
Morgan Repurchase Agreement;
0.03% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $735,642;
0.00% - 6.90%; dated 07/10/13 -
03/17/31)
Investment in Joint Trading Account;	2,750	2,750
Merrill Lynch Repurchase Agreement;
0.04% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $2,804,554;
0.00% - 5.50%; dated 08/20/12 -
03/14/36)
Investment in Joint Trading Account;	1,334	1,334
Morgan Stanley Repurchase
Agreement; 0.04% dated 08/31/11
maturing 09/01/11 (collateralized by
US Government Securities;
$1,360,938; 0.63% - 1.75%; dated
06/15/12 - 08/10/15)
		$ 9,854
TOTAL REPURCHASE AGREEMENTS		$ 9,854
Total Investments		$ 1,023,165
Liabilities in Excess of Other Assets, Net - (0.01)%		$ (130)
TOTAL NET ASSETS - 100.00%		$ 1,023,035

See accompanying notes.

51

Schedule of Investments Diversified Real Asset Fund August 31, 2011

COMMON STOCKS - 42.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 0.05%			Mining (continued)
Adecoagro SA (a)	34,301	$ 364	Xstrata PLC	51,653	$ 905
					$ 27,235

Building Materials - 0.21%			Miscellaneous Manufacturing - 0.04%
Indocement Tunggal Prakarsa Tbk PT	428,260	763	Neo Material Technologies Inc (a)	30,382	278
Semen Gresik Persero Tbk PT	701,950	749

		$ 1,512	Oil & Gas - 5.92%
Chemicals - 0.24%			Advantage Oil & Gas Ltd (a)	36,048	209
Mosaic Co/The	17,082	1,215	Anadarko Petroleum Corp	25,537	1,883
Potash Corp of Saskatchewan Inc	8,989	521	Apache Corp	14,095	1,453
		$ 1,736	Bankers Petroleum Ltd (a)	136,064	695
			BG Group PLC	61,632	1,333
Coal - 0.28%			Bonavista Energy Corp	18,957	501
Adaro Energy Tbk PT	3,616,191	858	Brigham Exploration Co (a)	26,715	777
Alpha Natural Resources Inc (a)	5,764	191
			Cabot Oil & Gas Corp	22,624	1,716
Consol Energy Inc	20,069	916	Cairn Energy PLC (a)	122,888	668
		$ 1,965	Carrizo Oil & Gas Inc (a)	27,852	836
Commercial Services - 0.10%			Cimarex Energy Co	15,647	1,112
Corrections Corp of America (a)	32,800	744	Cobalt International Energy Inc (a)	57,509	556
			Concho Resources Inc/Midland TX (a)	24,392	2,121
			Daylight Energy Ltd	96,558	779
Energy - Alternate Sources - 0.06%			Denbury Resources Inc (a)	42,261	674
Linc Energy Ltd	172,689	410	Energy XXI Bermuda Ltd (a)	16,326	438
			EOG Resources Inc	11,899	1,102
Iron & Steel - 0.36%			Far East Energy Corp (a)	396,538	87
Cliffs Natural Resources Inc	23,790	1,971	FX Energy Inc (a)	21,003	131
Reliance Steel & Aluminum Co	14,712	610	Helmerich & Payne Inc	16,078	917
		$ 2,581	Hess Corp	14,029	832
			HollyFrontier Corp	33,251	2,386
Lodging - 0.27%			HRT Participacoes em Petroleo SA (a)	487	314
Starwood Hotels & Resorts Worldwide	43,700	1,947	Kosmos Energy Ltd (a)	16,034	222
Inc			Marathon Petroleum Corp	26,501	982
			MEG Energy Corp (a)	10,568	508
			MEG Energy Corp (a),(b),(c),(d)	6,400	308
Metal Fabrication & Hardware - 0.10%
Tenaris SA ADR	21,224	705	Murphy Oil Corp	14,571	781
			Nabors Industries Ltd (a)	42,917	791
			Newfield Exploration Co (a)	15,216	777
Mining - 3.83%			Niko Resources Ltd	7,735	440
African Rainbow Minerals Ltd	34,408	935	Noble Energy Inc	23,921	2,114
Agnico-Eagle Mines Ltd	12,223	844	Occidental Petroleum Corp	17,442	1,513
Alacer Gold Corp (a)	76,813	864	OGX Petroleo e Gas Participacoes SA (a)	155,932	1,115
Alamos Gold Inc	31,119	595	Oil Search Ltd	114,360	773
BHP Billiton Ltd ADR	11,466	977	Pacific Rubiales Energy Corp	50,507	1,242
Cia de Minas Buenaventura SA ADR	28,274	1,324	Patterson-UTI Energy Inc	32,347	791
Detour Gold Corp (a)	16,509	619	QGEP Participacoes SA	52,840	510
Eldorado Gold Corp	98,842	1,969	Quicksilver Resources Inc (a)	61,395	585
European Goldfields Ltd (a)	54,686	656	Rosetta Resources Inc (a)	26,587	1,222
First Quantum Minerals Ltd	68,805	1,692	Rowan Cos Inc (a)	26,387	952
First Uranium Corp (a)	37,265	15	Southwestern Energy Co (a)	41,466	1,574
Freeport-McMoRan Copper & Gold Inc	45,019	2,122	Suncor Energy Inc	32,411	1,034
Gabriel Resources Ltd (a)	66,379	480	Talisman Energy Inc	82,006	1,369
Highland Gold Mining Ltd (a)	12,100	35	Whiting Petroleum Corp (a)	21,902	1,032
Impala Platinum Holdings Ltd ADR	31,517	813			$ 42,155
Kinross Gold Corp	68,406	1,183
Nevsun Resources Ltd	111,268	762	Oil & Gas Services - 2.16%
Newcrest Mining Ltd	23,900	1,028	Baker Hughes Inc	20,375	1,245
Northern Dynasty Minerals Ltd (a)	43,570	457	Cameron International Corp (a)	42,612	2,214
Pan American Silver Corp	35,695	1,169	Dresser-Rand Group Inc (a)	18,329	778
Pilot Gold Inc (a)	10,219	23	Dril-Quip Inc (a)	29,521	1,910
Platinum Group Metals Ltd (a)	128,417	171	FMC Technologies Inc (a)	27,659	1,230
Quadra FNX Mining Ltd (a)	22,942	304	Halliburton Co	45,363	2,013
Randgold Resources Ltd ADR	19,807	2,091	Key Energy Services Inc (a)	45,433	654
Rio Tinto PLC ADR	15,435	944	Lufkin Industries Inc	11,023	686
Seabridge Gold Inc (a)	14,471	424	National Oilwell Varco Inc	36,048	2,383
SEMAFO Inc (a)	127,052	1,055	Schlumberger Ltd	29,272	2,287
Silver Wheaton Corp	26,139	1,036			$ 15,400
Southern Copper Corp	14,151	478	Pipelines - 9.98%
Sterlite Industries India Ltd ADR	64,319	745	Buckeye Partners LP	80,100	5,045
Tahoe Resources Inc (a)	15,091	287
			Chesapeake Midstream Partners LP	58,500	1,630
Western Areas NL	37,075	233	Copano Energy LLC	55,900	1,812

See accompanying notes.

52

Schedule of Investments
Diversified Real Asset Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pipelines (continued)			Shipbuilding - 0.03%
Crestwood Midstream Partners LP	13,100	$ 335	OSX Brasil SA (a)	1,000	$ 207
DCP Midstream Partners LP	26,915	1,043
Enbridge Energy Partners LP	75,600	2,155	Transportation - 0.04%
Energy Transfer Equity LP	82,900	3,170	LLX Logistica SA (a)	112,789	294
Energy Transfer Partners LP	86,300	3,889
Enterprise Products Partners LP	163,515	6,892
Holly Energy Partners LP (b)	27,000	1,369	TOTAL COMMON STOCKS		$ 301,497
Kinder Morgan Energy Partners LP	37,800	2,652	CONVERTIBLE PREFERRED
Kinder Morgan Inc/Delaware	21,300	551	STOCKS - 0.17%	Shares Held	Value (000's)
Kinder Morgan Management LLC	22,800	1,379	REITS - 0.17%
Magellan Midstream Partners LP (b)	113,210	6,789	Digital Realty Trust Inc	34,000	1,230
MarkWest Energy Partners LP	29,800	1,432
NuStar Energy LP (b)	35,719	2,115	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,230
Oiltanking Partners LP (a)	14,771	354
ONEOK Partners LP (b)	100,200	4,355		Principal Amount
			BONDS - 9.25%	(000's)	Value (000's)
Plains All American Pipeline LP	65,000	3,941
Regency Energy Partners LP	118,600	2,832	Federal & Federally Sponsored Credit - 1.60%
Sunoco Logistics Partners LP (b)	42,000	3,602	Federal Farm Credit Bank
Targa Resources Partners LP	62,900	2,157	0.12%, 12/07/2011	$ 1,400	$ 1,400
TC Pipelines LP (b)	49,085	2,140	0.16%, 12/08/2011(e)	2,000	2,000
Tesoro Logistics LP	14,884	348	0.19%, 04/10/2012(e)	4,000	3,998
Western Gas Partners LP	59,790	2,172	0.22%, 02/13/2012(e)	2,000	2,000
Williams Partners LP	127,400	6,903	0.30%, 07/02/2012	2,000	2,003
		$ 71,062			$ 11,401

Real Estate - 0.30%			Finance - Mortgage Loan/Banker - 7.65%
CB Richard Ellis Group Inc (a)	64,400	976	Fannie Mae
Jones Lang LaSalle Inc	17,200	1,151	0.24%, 08/23/2012(e)	4,000	4,001
		$ 2,127	0.24%, 11/23/2012(e)	2,000	2,000
			0.25%, 01/10/2013	3,000	2,998
REITS - 18.37%			0.28%, 12/03/2012	4,000	3,999
American Assets Trust Inc	58,781	1,183	Federal Home Loan Banks
American Campus Communities Inc	7,203	281	0.13%, 11/01/2012(e)	5,000	4,997
Annaly Capital Management Inc	72,200	1,309	0.16%, 12/20/2012(e)	4,000	3,998
Apartment Investment & Management Co	179,000	4,756	0.17%, 04/02/2012	10,000	9,996
Ashford Hospitality Trust Inc	18,300	148	0.19%, 01/09/2012	3,000	3,000
AvalonBay Communities Inc	51,500	7,024	0.35%, 07/24/2012	3,000	3,000
Boston Properties Inc	81,200	8,468	0.38%, 07/24/2012	3,000	2,999
BRE Properties Inc	40,087	2,015	0.45%, 09/21/2012(f)	3,000	3,000
Camden Property Trust	16,900	1,129	1.13%, 05/18/2012	4,000	4,025
Colonial Properties Trust	121,600	2,556	Freddie Mac
Digital Realty Trust Inc	71,018	4,243	0.16%, 04/03/2012(e)	3,000	3,000
Douglas Emmett Inc	79,600	1,436	0.17%, 03/21/2013(e)	3,500	3,498
DuPont Fabros Technology Inc	92,736	2,147			$ 54,511
Entertainment Properties Trust	54,300	2,288	TOTAL BONDS		$ 65,912
Equity Lifestyle Properties Inc	33,855	2,333	COMMODITY INDEXED	Principal Amount
Equity One Inc	66,300	1,194	STRUCTURED NOTES - 8.98%	(000's)	Value (000's)
Equity Residential	169,080	10,344
Essex Property Trust Inc	18,067	2,593	Banks - 7.11%
Federal Realty Investment Trust	15,000	1,358	Bank of America Corp; Dow Jones - UBS
General Growth Properties Inc	269,104	3,671	Commodity Index Linked Notes
Glimcher Realty Trust	199,534	1,698	0.07%, 06/29/2012(e)	1,100	1,069
HCP Inc	140,738	5,247	BNP Paribas Capital Trust V; Dow Jones -
Health Care REIT Inc	43,700	2,227	UBS Commodity Index Linked Notes
Hersha Hospitality Trust	198,824	738	0.28%, 02/27/2012(e)	5,000	6,982
Highwoods Properties Inc	18,800	616	Deutsche Bank; Dow Jones - UBS
Host Hotels & Resorts Inc	396,632	4,692	Commodity Index Linked Notes
Kimco Realty Corp	65,800	1,165	0.06%, 07/16/2012(e)	6,000	6,013
LaSalle Hotel Properties	87,339	1,642	0.07%, 05/23/2012(e)	7,000	6,319
Macerich Co/The	18,000	883	Morgan Stanley; Dow Jones - UBS
Mid-America Apartment Communities Inc	5,000	357	Commodity Index Linked Notes
ProLogis Inc	226,522	6,168	0.09%, 11/03/2011(e)	10,000	16,336
PS Business Parks Inc	17,900	979	Societe Generale; Dow Jones - UBS
Public Storage Inc	67,900	8,401	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	72,398	749	0.19%, 11/03/2011(e)	8,500	13,879
Simon Property Group Inc	138,600	16,285			$ 50,598
SL Green Realty Corp	62,300	4,501
Taubman Centers Inc	23,900	1,377
Ventas Inc	95,300	5,097
Vornado Realty Trust	87,030	7,477
		$ 130,775

See accompanying notes.

53

Schedule of Investments
Diversified Real Asset Fund
August 31, 2011

COMMODITY INDEXED	Principal Amount		U.S. GOVERNMENT &
STRUCTURED NOTES (continued)	(000's)	Value (000's)	GOVERNMENT AGENCY	Principal Amount

Sovereign - 1.87%			OBLIGATIONS (continued)	(000's)	Value (000's)
Svensk Exportkredit AB; Dow Jones -			U.S. Treasury Inflation-Indexed Obligations (continued)
UBS Commodity Index Linked Notes			3.88%, 04/15/2029	$ 4,435	$ 6,638
0.16%, 05/25/2012(e)	$ 14,300	$ 13,334			$ 188,749
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$ 63,932	OBLIGATIONS		$ 244,781
U.S. GOVERNMENT &			REPURCHASE AGREEMENTS -	Maturity Amount
GOVERNMENT AGENCY	Principal Amount		2.30%	(000's)	Value (000's)
OBLIGATIONS - 34.38%	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -			Banks - 2.30%
1.69%			Investment in Joint Trading Account;	$ 2,394	$ 2,394
0.10%, 09/21/2011(g),(h)	$ 4,000	$ 4,000	Credit Suisse Repurchase Agreement;
0.10%, 02/13/2012(g),(h)	5,000	4,999	0.05% dated 08/31/11 maturing
0.12%, 02/21/2012(g),(h)	3,000	2,999	09/01/11 (collateralized by US
		$ 11,998	Government Securities; $2,442,185;
			4.25% - 8.00%; dated 11/15/21 -
Federal National Mortgage Association (FNMA) - 0.70%			05/15/39)
0.12%, 09/13/2011(g),(h)	5,000	5,000	Investment in Joint Trading Account;	5,986	5,986
			Deutsche Bank Repurchase
			Agreement; 0.06% dated 08/31/11
U.S. Treasury - 4.92%			maturing 09/01/11 (collateralized by
0.88%, 01/31/2012	3,000	3,010	US Government Securities;
0.88%, 02/29/2012	3,000	3,012	$6,105,460; 0.44% - 1.63%; dated
1.00%, 10/31/2011	3,000	3,005	08/28/12 - 10/26/15)
1.00%, 12/31/2011	3,000	3,009	Investment in Joint Trading Account; JP	1,197	1,197
1.00%, 03/31/2012	2,500	2,513	Morgan Repurchase Agreement;
1.50%, 06/30/2016	9	9	0.03% dated 08/31/11 maturing
1.50%, 07/31/2016	9,665	9,934	09/01/11 (collateralized by US
2.63%, 11/15/2020	750	784	Government Securities; $1,221,092;
3.13%, 05/15/2021	7,140	7,733	0.00% - 6.90%; dated 07/10/13 -
3.63%, 02/15/2021	1,525	1,722	03/17/31)
3.88%, 08/15/2040	125	131	Investment in Joint Trading Account;	4,564	4,564
4.38%, 05/15/2040	150	172	Merrill Lynch Repurchase Agreement;
		$ 35,034	0.04% dated 08/31/11 maturing
U.S. Treasury Bill - 0.56%			09/01/11 (collateralized by US
0.09%, 11/10/2011(h)	4,000	4,000	Government Securities; $4,655,279;
			0.00% - 5.50%; dated 08/20/12 -
			03/14/36)
U.S. Treasury Inflation-Indexed Obligations - 26.51%			Investment in Joint Trading Account;	2,215	2,215
0.13%, 04/15/2016	9,280	9,691	Morgan Stanley Repurchase
0.50%, 04/15/2015	9,217	9,685	Agreement; 0.04% dated 08/31/11
0.63%, 04/15/2013	870	890	maturing 09/01/11 (collateralized by
0.63%, 07/15/2021	1,253	1,311	US Government Securities;
1.13%, 01/15/2021	10,958	12,005	$2,259,021; 0.63% - 1.75%; dated
1.38%, 07/15/2018	2,706	3,030	06/15/12 - 08/10/15)
1.38%, 01/15/2020	4,553	5,097			$ 16,356
1.63%, 01/15/2015	2,878	3,127	TOTAL REPURCHASE AGREEMENTS		$ 16,356
1.63%, 01/15/2018	1,681	1,900
1.75%, 01/15/2028	3,362	3,875	Total Investments		$ 693,708
1.88%, 07/15/2013	10,582	11,140	Other Assets in Excess of Liabilities, Net - 2.58%		$ 18,345
1.88%, 07/15/2015	4,672	5,183	TOTAL NET ASSETS - 100.00%		$ 712,053
1.88%, 07/15/2019	2,125	2,466
2.00%, 04/15/2012	10,700	10,858	(a) Non-Income Producing Security
2.00%, 01/15/2014	3,188	3,413	(b) Security is Illiquid
2.00%, 07/15/2014	8,724	9,471	(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.00%, 01/15/2016	591	665	1933. These securities may be resold in transactions exempt from
2.00%, 01/15/2026	1,905	2,260	registration, normally to qualified institutional buyers. Unless otherwise
2.13%, 01/15/2019	809	951	indicated, these securities are not considered illiquid. At the end of the
2.13%, 02/15/2040	13,233	16,265	period, the value of these securities totaled $308 or 0.04% of net assets.
2.13%, 02/15/2041	8,991	11,099	(d)	Market value is determined in accordance with procedures established in
2.38%, 01/15/2017	6,766	7,862	good faith by the Board of Directors. At the end of the period, the value of
2.38%, 01/15/2025	7,878	9,739	these securities totaled $308 or 0.04% of net assets.
2.38%, 01/15/2027	9,514	11,853	(e)	Variable Rate. Rate shown is in effect at August 31, 2011.
2.50%, 07/15/2016	4,614	5,365	(f)	Security purchased on a when-issued basis.
2.50%, 01/15/2029	4,100	5,231	(g)	This entity was put into conservatorship by the US Government in 2008.
2.63%, 07/15/2017	773	920	See Notes to Financial Statements for additional information.
3.00%, 07/15/2012	6,334	6,554	(h)	Rate shown is the discount rate of the original purchase.
3.38%, 01/15/2012	3,922	3,969
3.38%, 04/15/2032	404	592
3.63%, 04/15/2028	3,936	5,644

See accompanying notes.			54

Schedule of Investments
Diversified Real Asset Fund
August 31, 2011

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 57,160
Unrealized Depreciation		(16,374)
Net Unrealized Appreciation (Depreciation)	$ 40,786
Cost for federal income tax purposes	$ 652,922
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Government		43 .11%
Financial		28 .25%
Energy		18 .40%
Basic Materials		4.43%
Mortgage Securities		2.39%
Industrial		0.42%
Consumer, Cyclical		0.27%
Consumer, Non-cyclical		0.15%
Other Assets in Excess of Liabilities, Net		2.58%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 10 Year Note; December 2011	Long	87 $	11,203	$ 11,226	$ 23
US 2 Year Note; December 2011	Short	66	14,550	14,553	(3)
US 5 Year Note; December 2011	Short	45	5,517	5,514	3
US Long Bond; December 2011	Short	55	7,481	7,482	(1)
US Ultra Bond; December 2011	Short	30	4,288	4,295	(7)
					$ 15

All dollar amounts are shown in thousands (000's)

See accompanying notes.

55

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS - 98.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.26%			Automobile Parts & Equipment - 0.85%
Dentsu Inc	9,100	$ 285	Aisin Seiki Co Ltd	9,600	$ 319
Hakuhodo DY Holdings Inc	1,170	65	Bridgestone Corp	32,800	726
JCDecaux SA (a)	3,348	83	Cie Generale des Etablissements Michelin	8,893	651
Publicis Groupe SA	6,273	295	Continental AG (a)	4,029	297
WPP PLC	63,604	665	Denso Corp	24,500	777
		$ 1,393	JTEKT Corp	11,200	137
			Koito Manufacturing Co Ltd	5,000	75
Aerospace & Defense - 0.61%			NGK Spark Plug Co Ltd	8,000	103
BAE Systems PLC	171,698	767	NHK Spring Co Ltd	7,000	66
Cobham PLC	58,138	181	NOK Corp	5,200	90
Elbit Systems Ltd	1,183	48	Nokian Renkaat OYJ	5,515	205
European Aeronautic Defence and Space	20,562	652	Pirelli & C SpA	11,978	100
Co NV			Stanley Electric Co Ltd	7,300	104
Finmeccanica SpA	20,380	152	Sumitomo Electric Industries Ltd	38,000	504
Rolls-Royce Holdings PLC (a)	94,277	980
			Sumitomo Rubber Industries Ltd	8,600	108
Safran SA	8,400	326	Toyoda Gosei Co Ltd	3,300	59
Thales SA	5,013	186	Toyota Boshoku Corp	3,300	49
		$ 3,292	Toyota Industries Corp	9,000	253
Agriculture - 1.50%					$ 4,623
British American Tobacco PLC	100,551	4,478	Banks - 12.53%
Golden Agri-Resources Ltd	336,000	184	Alpha Bank AE (a)	25,559	83
Imperial Tobacco Group PLC	51,282	1,700	Aozora Bank Ltd	29,000	72
Japan Tobacco Inc	227	974	Australia & New Zealand Banking Group	130,731	2,835
Swedish Match AB	11,051	401	Ltd
Wilmar International Ltd	97,000	427	Banca Carige SpA	32,551	73
		$ 8,164	Banca Monte dei Paschi di Siena SpA	216,160	133
Airlines - 0.18%			Banco Bilbao Vizcaya Argentaria SA	214,840	1,956
Air France-KLM (a)	6,803	67	Banco Comercial Portugues SA (a)	163,327	59
All Nippon Airways Co Ltd	42,000	139	Banco de Sabadell SA	55,997	222
Cathay Pacific Airways Ltd	59,000	119	Banco Espirito Santo SA	26,437	89
Deutsche Lufthansa AG	11,530	195	Banco Popolare SC	88,802	152
International Consolidated Airlines Group	46,715	133	Banco Popular Espanol SA	48,478	253
SA (a)			Banco Santander SA	425,025	3,920
Qantas Airways Ltd (a)	55,892	94	Bank Hapoalim BM	53,403	222
Singapore Airlines Ltd	27,000	247	Bank Leumi Le-Israel BM	59,363	219
		$ 994	Bank of Cyprus PLC	42,813	74
			Bank of East Asia Ltd	77,200	304
Apparel - 0.34%			Bank of Kyoto Ltd/The	16,000	144
Adidas AG	10,535	734	Bank of Yokohama Ltd/The	62,000	309
Asics Corp	7,600	118	Bankia SAU (a)	44,000	237
Burberry Group PLC	21,941	490	Bankinter SA	10,729	63
Christian Dior SA	2,745	399	Barclays PLC	582,843	1,616
Yue Yuen Industrial Holdings Ltd	37,500	103	Bendigo and Adelaide Bank Ltd	18,366	172
		$ 1,844	BNP Paribas	48,289	2,488
Automobile Manufacturers - 3.41%			BOC Hong Kong Holdings Ltd	186,500	511
Bayerische Motoren Werke AG	16,673	1,350	CaixaBank	37,640	192
Bayerische Motoren Werke AG - Pref	2,628	142	Chiba Bank Ltd/The	38,000	247
Shares			Chugoku Bank Ltd/The	9,000	119
			Commerzbank AG (a)	180,198	536
Daihatsu Motor Co Ltd	10,000	166
Daimler AG	45,613	2,468	Commonwealth Bank of Australia	78,001	4,021
Fiat Industrial SpA (a)	38,504	374	Credit Agricole SA	48,376	474
			Credit Suisse Group AG (a)	56,746	1,624
Fiat SpA	38,501	240	Danske Bank A/S (a)	32,844	486
Fuji Heavy Industries Ltd	30,000	186
Hino Motors Ltd	13,000	75	DBS Group Holdings Ltd	87,000	957
Honda Motor Co Ltd	82,100	2,653	Deutsche Bank AG	46,807	1,899
			Dexia SA (a)	29,444	69
Isuzu Motors Ltd	60,000	267

Mazda Motor Corp	76,000	162	DnB NOR ASA	49,213	594
Mitsubishi Motors Corp (a)	195,000	250	EFG Eurobank Ergasias SA (a)	16,273	37
Nissan Motor Co Ltd	125,200	1,140	Erste Group Bank AG	9,522	347
Peugeot SA	7,661	235	Fukuoka Financial Group Inc	39,000	156
Porsche Automobil Holding SE	7,711	522	Gunma Bank Ltd/The	19,000	99
Renault SA	9,680	394	Hachijuni Bank Ltd/The	21,000	116
Scania AB	16,114	292	Hang Seng Bank Ltd	38,500	567
Suzuki Motor Corp	17,000	347	Hiroshima Bank Ltd/The	25,000	112
Toyota Motor Corp	138,900	4,959	Hokuhoku Financial Group Inc	63,000	127
Volkswagen AG	1,486	226	HSBC Holdings PLC	891,657	7,767
Volkswagen AG - Pref Shares	7,283	1,213	Intesa Sanpaolo SpA	507,387	827
Volvo AB - B Shares	69,406	863	Intesa Sanpaolo SpA - RSP	46,957	64
			Israel Discount Bank Ltd (a)	39,802	69
		$ 18,524	Iyo Bank Ltd/The	12,000	117

See accompanying notes.

56

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Building Materials (continued)
Joyo Bank Ltd/The	33,000	$ 138	James Hardie Industries SE (a)	21,975	$ 140
Julius Baer Group Ltd (a)	10,405	427	JS Group Corp	13,400	338
KBC Groep NV	8,111	230	Lafarge SA	10,097	421
Lloyds Banking Group PLC (a)	2,056,809	1,122	Nippon Sheet Glass Co Ltd	45,000	113
Mediobanca SpA	26,017	240	Rinnai Corp	1,600	124
Mitsubishi UFJ Financial Group Inc	641,300	2,881	Sika AG	103	233
Mizrahi Tefahot Bank Ltd	6,195	59	TOTO Ltd	15,000	121
Mizuho Financial Group Inc	1,065,100	1,614			$ 6,062
National Australia Bank Ltd	109,253	2,770
National Bank of Greece SA (a)	48,146	214	Chemicals - 3.60%
Natixis	43,933	176	Air Liquide SA	14,309	1,861
Nishi-Nippon City Bank Ltd/The	34,000	98	Air Water Inc	7,000	85
Nordea Bank AB	132,320	1,221	Akzo Nobel NV	11,666	594
Oversea-Chinese Banking Corp Ltd	126,000	916	Arkema SA	2,787	216
Pohjola Bank PLC	6,956	79	Asahi Kasei Corp	64,000	423
Raiffeisen Bank International AG	2,461	102	BASF SE	46,252	3,300
Resona Holdings Inc	95,000	429	Bayer AG	41,642	2,685
Royal Bank of Scotland Group PLC (a)	883,911	348	Brenntag AG	1,686	174
Seven Bank Ltd	28	54	Daicel Chemical Industries Ltd	15,000	90
Shinsei Bank Ltd	69,000	82	Denki Kagaku Kogyo KK	24,000	102
			Givaudan SA (a)	418	404
Shizuoka Bank Ltd/The	30,000	295
Skandinaviska Enskilda Banken AB	71,029	421	Hitachi Chemical Co Ltd	5,200	90
Societe Generale SA	31,949	1,072	Incitec Pivot Ltd	82,018	331
Standard Chartered PLC	118,246	2,687	Israel Chemicals Ltd	22,374	323
Sumitomo Mitsui Financial Group Inc	67,600	1,991	Johnson Matthey PLC	10,810	299
Sumitomo Mitsui Trust Holdings Inc	156,440	527	JSR Corp	9,000	162
Suncorp Group Ltd	64,527	564	K+S AG	8,674	611
Suruga Bank Ltd	9,000	83	Kaneka Corp	14,000	84
Svenska Handelsbanken AB	24,643	677	Kansai Paint Co Ltd	11,000	101
Swedbank AB	40,763	561	Koninklijke DSM NV	7,766	390
UBS AG (a)	183,262	2,654	Lanxess AG	4,190	261
UniCredit SpA	679,381	920	Linde AG	8,514	1,304
			Lonza Group AG (a)	2,532	167
Unione di Banche Italiane SCPA	40,002	149	Makhteshim-Agan Industries Ltd (a)	11,563	64
United Overseas Bank Ltd	62,000	955
Westpac Banking Corp	151,508	3,336	Mitsubishi Chemical Holdings Corp	68,500	478
Wing Hang Bank Ltd	9,000	86	Mitsubishi Gas Chemical Co Inc	19,000	133
Yamaguchi Financial Group Inc	11,000	106	Mitsui Chemicals Inc	41,000	141
		$ 68,113	Nitto Denko Corp	8,300	321
			Shin-Etsu Chemical Co Ltd	20,700	1,041
Beverages - 1.98%			Showa Denko KK	75,000	148
Anheuser-Busch InBev NV	40,416	2,232	Solvay SA	2,986	366
Asahi Group Holdings Ltd	19,500	404	Sumitomo Chemical Co Ltd	79,000	329
Carlsberg A/S	5,387	404	Syngenta AG	4,764	1,516
Coca Cola Hellenic Bottling Co SA (a)	9,219	189	Taiyo Nippon Sanso Corp	13,000	96
Coca-Cola Amatil Ltd	28,552	360	Tosoh Corp	26,000	99
Coca-Cola West Co Ltd	3,100	57	Ube Industries Ltd/Japan	51,000	160
Diageo PLC	126,093	2,538	Wacker Chemie AG	788	115
Foster's Group Ltd	97,460	519	Yara International ASA	9,544	526
Heineken Holding NV	5,802	247			$ 19,590
Heineken NV	13,053	653
Kirin Holdings Co Ltd	41,000	543	Coal - 0.03%
Pernod-Ricard SA	9,979	896	MacArthur Coal Ltd	8,294	141
SABMiller PLC	47,944	1,737
		$ 10,779	Commercial Services - 1.32%
			Abertis Infraestructuras SA	18,608	296
Biotechnology - 0.21%			Abertis Infraestructuras SA - Rights (a)	18,608	15
CSL Ltd	27,271	820	Adecco SA (a)	6,671	311
Novozymes A/S	2,322	340	Aggreko PLC	13,392	421
		$ 1,160	Atlantia SpA	15,870	256
Building Materials - 1.11%			Babcock International Group PLC	18,065	184
Asahi Glass Co Ltd	51,000	498	Benesse Holdings Inc	3,500	149
Boral Ltd	36,482	144	Brambles Ltd	73,052	525
Cie de St-Gobain	20,048	1,009	Bunzl PLC	16,626	216
Cimpor Cimentos de Portugal SGPS SA	10,152	78	Bureau Veritas SA	2,747	224
CRH PLC	35,711	638	Capita Group PLC/The	30,856	355
Daikin Industries Ltd	11,800	370	Dai Nippon Printing Co Ltd	28,000	291
Fletcher Building Ltd	34,171	227	Edenred	7,963	219
Geberit AG (a)	1,960	411	Experian PLC	50,332	575
HeidelbergCement AG	7,081	304	G4S PLC	71,034	301
Holcim Ltd (a)	12,353	781	Intertek Group PLC	8,035	263
Imerys SA	1,710	112	Kamigumi Co Ltd	12,000	108

See accompanying notes.

57

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Electric - 3.05%
Randstad Holding NV	5,994	$ 206	A2A SpA	55,217	$ 76
Secom Co Ltd	10,600	490	AGL Energy Ltd	23,075	382
Securitas AB	15,768	146	Chubu Electric Power Co Inc	34,600	652
Serco Group PLC	24,841	207	Chugoku Electric Power Co Inc/The	14,900	248
SGS SA	276	514	CLP Holdings Ltd	97,000	899
Sodexo	4,748	353	Contact Energy Ltd (a)	17,575	81
Toppan Printing Co Ltd	28,000	208	E.ON AG	90,688	1,987
Transurban Group	65,423	362	EDF SA	12,103	371
		$ 7,195	EDP - Energias de Portugal SA	96,108	316
			Electric Power Development Co Ltd	5,900	165
Computers - 0.33%			Enel SpA	331,466	1,619
Atos	2,464	123	Fortum OYJ	22,368	601
Cap Gemini SA	7,452	303	GDF Suez	62,325	1,966
Computershare Ltd	22,385	185	Hokkaido Electric Power Co Inc	9,200	149
Fujitsu Ltd	94,000	474	Hokuriku Electric Power Co	8,900	160
Indra Sistemas SA	4,959	89	Iberdrola SA	198,785	1,466
Itochu Techno-Solutions Corp	1,500	64	International Power PLC	76,929	425
NTT Data Corp	64	205	Kansai Electric Power Co Inc/The	37,800	667
Otsuka Corp	800	55	Kyushu Electric Power Co Inc	20,300	335
TDK Corp	6,200	270	Power Assets Holdings Ltd	70,000	543
		$ 1,768	Public Power Corp SA	5,841	50
Consumer Products - 0.51%			Red Electrica Corporacion SA	5,449	268
Henkel AG & Co KGaA	6,541	317	RWE AG	21,086	792
Henkel AG & Co KGaA - Pref Shares	8,972	530	RWE AG - PFD	1,964	66
Husqvarna AB	22,319	117	Scottish & Southern Energy PLC	46,915	990
Reckitt Benckiser Group PLC	31,080	1,652	Shikoku Electric Power Co Inc	9,400	232
Societe BIC SA	1,452	141	SP AusNet	70,377	70
		$ 2,757	Terna Rete Elettrica Nazionale SpA	60,561	220
			Tohoku Electric Power Co Inc	22,800	301
Cosmetics & Personal Care - 0.54%			Tokyo Electric Power Co Inc/The	72,800	367
Beiersdorf AG	5,076	299	Verbund AG	3,429	132
Kao Corp	27,200	719			$ 16,596
L'Oreal SA	12,070	1,314
Shiseido Co Ltd	18,100	344	Electrical Components & Equipment - 1.07%
Unicharm Corp	5,700	269	Bekaert SA	1,960	112
		$ 2,945	Brother Industries Ltd	11,900	156
			Casio Computer Co Ltd	11,900	75
Distribution & Wholesale - 1.22%			Furukawa Electric Co Ltd	32,000	112
Hitachi High-Technologies Corp	3,100	58	GS Yuasa Corp	18,000	104
ITOCHU Corp	75,800	812	Hitachi Ltd	228,000	1,230
Jardine Cycle & Carriage Ltd	5,000	186	Legrand SA	9,939	395
Li & Fung Ltd	284,000	512	Mabuchi Motor Co Ltd	1,300	57
Marubeni Corp	83,000	521	Mitsubishi Electric Corp	97,000	963
Mitsubishi Corp	68,400	1,632	Nidec Corp	5,500	479
Mitsui & Co Ltd	87,500	1,488	Prysmian SpA	10,273	166
Sojitz Corp	63,000	118	Schneider Electric SA	12,325	1,648
Sumitomo Corp	56,700	736	Ushio Inc	5,300	87
Toyota Tsusho Corp	10,700	177	Vestas Wind Systems A/S (a)	10,258	216
Wolseley PLC	14,328	373			$ 5,800
		$ 6,613
			Electronics - 1.10%
Diversified Financial Services - 1.12%			Advantest Corp	7,500	97
Aeon Credit Service Co Ltd	4,000	60	Hamamatsu Photonics KK	3,400	138
ASX Ltd	8,819	274	Hirose Electric Co Ltd	1,600	150
Credit Saison Co Ltd	7,500	143	Hoya Corp	21,900	480
Daiwa Securities Group Inc	84,000	336	Ibiden Co Ltd	6,100	148
Deutsche Boerse AG (a)	9,820	569	Keyence Corp	2,100	560
GAM Holding AG (a)	10,405	154	Koninklijke Philips Electronics NV	49,656	1,051
Hong Kong Exchanges and Clearing Ltd	51,600	966	Kyocera Corp	7,700	704
ICAP PLC	28,260	218	Minebea Co Ltd	17,000	70
Investec PLC	24,345	171	Murata Manufacturing Co Ltd	10,200	621
London Stock Exchange Group PLC	7,509	112	NEC Corp	131,000	267
Macquarie Group Ltd	17,464	482	NGK Insulators Ltd	13,000	202
Man Group PLC	94,633	344	Nippon Electric Glass Co Ltd	20,000	202
Mitsubishi UFJ Lease & Finance Co Ltd	2,930	118	Omron Corp	10,200	244
Nomura Holdings Inc	177,900	746	Toshiba Corp	203,000	877
Old Mutual PLC	274,730	535	Yaskawa Electric Corp	11,000	100
ORIX Corp	5,270	475	Yokogawa Electric Corp	10,800	92
Schroders PLC	5,691	137			$ 6,003
Singapore Exchange Ltd	43,000	250
		$ 6,090	Energy - Alternate Sources - 0.05%
			EDP Renovaveis SA (a)	10,982	66

See accompanying notes.

58

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Energy - Alternate Sources (continued)			Food (continued)
Enel Green Power SpA	88,124	$ 203	Nippon Meat Packers Inc	9,000	$ 111
		$ 269	Nisshin Seifun Group Inc	9,500	120
			Nissin Foods Holdings Co Ltd	3,000	116
Engineering & Construction - 1.44%			Olam International Ltd	67,000	144
ABB Ltd (a)	110,388	2,367
			Orkla ASA	38,860	325
Acciona SA	1,280	120	Parmalat SpA	17,478	41
ACS Actividades de Construccion y	7,130	293	Suedzucker AG	3,337	117
Servicios SA			Tesco PLC	405,195	2,490
Aeroports de Paris	1,744	146	Toyo Suisan Kaisha Ltd	4,000	106
Aker Solutions ASA	8,279	108	Unilever NV	82,031	2,777
Auckland International Airport Ltd	46,459	91	Unilever PLC	64,631	2,166
Balfour Beatty PLC	34,565	140	WM Morrison Supermarkets PLC	113,762	534
Bouygues SA	11,975	460	Woolworths Ltd	61,077	1,647
Chiyoda Corp	8,000	86	Yakult Honsha Co Ltd	4,900	142
Eiffage SA	2,039	99	Yamazaki Baking Co Ltd	6,000	88
Ferrovial SA	18,469	231			$ 28,979
Fomento de Construcciones y Contratas	2,564	67
SA			Food Service - 0.16%
Fraport AG Frankfurt Airport Services	1,850	130	Compass Group PLC	95,249	852
Worldwide
Hochtief AG	2,133	152
JGC Corp	10,000	282	Forest Products & Paper - 0.25%
			Holmen AB	2,659	76
Kajima Corp	43,000	136	Nippon Paper Group Inc	5,000	127
Kinden Corp	7,000	59	OJI Paper Co Ltd	43,000	229
Koninklijke Boskalis Westminster NV	3,559	120
Leighton Holdings Ltd	7,610	165	Stora Enso OYJ	29,296	214
			Svenska Cellulosa AB	28,880	390
Obayashi Corp	33,000	162	UPM-Kymmene OYJ	26,184	343
SembCorp Industries Ltd	50,000	179
Shimizu Corp	30,000	134			$ 1,379
Singapore Technologies Engineering Ltd	77,000	188	Gas - 1.03%
Skanska AB	20,137	306	Centrica PLC	259,549	1,261
Taisei Corp	52,000	138	Enagas SA	9,016	189
Vinci SA	22,382	1,169	Gas Natural SDG SA	16,246	297
WorleyParsons Ltd	9,692	282	Hong Kong & China Gas Co Ltd	238,770	562
		$ 7,810	National Grid PLC	176,656	1,781
			Osaka Gas Co Ltd	98,000	397
Entertainment - 0.16%			Snam Rete Gas SpA	80,917	390
OPAP SA	11,245	137	Toho Gas Co Ltd	21,000	123
Oriental Land Co Ltd/Japan	2,500	247	Tokyo Gas Co Ltd	128,000	587
Sankyo Co Ltd	2,700	138
TABCORP Holdings Ltd	34,490	104			$ 5,587
Tatts Group Ltd	65,518	162	Hand & Machine Tools - 0.36%
Toho Co Ltd/Tokyo	5,700	98	Fuji Electric Co Ltd	28,000	81
		$ 886	Makita Corp	5,600	231
			Sandvik AB	50,777	678
Environmental Control - 0.03%			Schindler Holding AG - PC	2,448	291
Kurita Water Industries Ltd	5,700	151	Schindler Holding AG - REG	1,084	132
			SMC Corp/Japan	2,700	425
Food - 5.33%			THK Co Ltd	6,100	125
Ajinomoto Co Inc	33,000	389			$ 1,963
Aryzta AG	4,255	201
Associated British Foods PLC	17,940	312	Healthcare - Products - 0.83%
Carrefour SA	29,078	775	Cie Generale d'Optique Essilor	10,125	776
Casino Guichard Perrachon SA	2,786	232	International SA
Colruyt SA	3,814	200	Cochlear Ltd	2,856	231
Danone	29,365	2,006	Coloplast A/S	1,147	172
Delhaize Group SA	5,114	343	Fresenius SE & Co KGaA	5,726	593
Distribuidora Internacional de	29,078	125	Getinge AB	10,079	260
Alimentacion SA (a)			Luxottica Group SpA	5,870	175
			QIAGEN NV (a)	11,739	182
J Sainsbury PLC	61,081	297
Jeronimo Martins SGPS SA	11,091	207	Shimadzu Corp	12,000	93
Kerry Group PLC	7,071	274	Smith & Nephew PLC	44,924	456
			Sonova Holding AG (a)	2,474	211
Kesko OYJ	3,369	130
Kikkoman Corp	8,000	85	Straumann Holding AG	395	76
			Synthes Inc (b)	3,288	587
Koninklijke Ahold NV	60,020	699
Lindt & Spruengli AG	6	222	Sysmex Corp	3,600	135
Lindt & Spruengli AG - PC	45	141	Terumo Corp	8,500	446
			William Demant Holding A/S (a)	1,175	97
MEIJI Holdings Co Ltd	3,500	154
Metcash Ltd	38,715	168			$ 4,490
Metro AG	6,528	288	Healthcare - Services - 0.19%
Nestle SA	174,486	10,807	Fresenius Medical Care AG & Co KGaA	9,893	673

See accompanying notes.

59

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services (continued)			Internet - 0.28%
Ramsay Health Care Ltd	6,615	$ 126	Dena Co Ltd	4,900	$ 253
Sonic Healthcare Ltd	18,582	233	Gree Inc	4,600	148
		$ 1,032	Iliad SA	962	116
			Rakuten Inc	365	411
Holding Companies - Diversified - 1.09%			SBI Holdings Inc/Japan	1,128	101
Exor SpA	3,228	77	Trend Micro Inc	5,300	166
GEA Group AG	8,793	258	United Internet AG	5,665	103
Groupe Bruxelles Lambert SA	4,063	328	Yahoo Japan Corp	732	236
Hutchison Whampoa Ltd	107,000	1,026			$ 1,534
Industrivarden AB	5,928	73
Keppel Corp Ltd	71,200	550	Investment Companies - 0.33%
LVMH Moet Hennessy Louis Vuitton SA	12,782	2,166	Cheung Kong Infrastructure Holdings Ltd	23,000	140
Noble Group Ltd	192,000	258	Delek Group Ltd	229	41
NWS Holdings Ltd	66,500	94	Eurazeo	1,535	87
Swire Pacific Ltd	36,500	487	Hutchison Port Holdings Trust	263,000	182
Wendel SA	1,653	141	Investor AB	22,937	452
Wharf Holdings Ltd	76,000	484	Israel Corp Ltd/The	116	103
		$ 5,942	Kinnevik Investment AB	10,356	221
			Pargesa Holding SA	1,361	111
Home Builders - 0.14%			Ratos AB	9,648	146
Daiwa House Industry Co Ltd	24,000	296	Resolution Ltd	73,147	316
Sekisui Chemical Co Ltd	22,000	188			$ 1,799
Sekisui House Ltd	29,000	260
		$ 744	Iron & Steel - 0.91%
			Acerinox SA	5,022	73
Home Furnishings - 0.53%			ArcelorMittal	43,231	955
Electrolux AB	12,080	203	BlueScope Steel Ltd	92,768	81
Matsushita Electric Industrial Co Ltd	111,200	1,175	Daido Steel Co Ltd	14,000	84
Sharp Corp/Japan	50,000	411	Fortescue Metals Group Ltd	62,704	406
Sony Corp	50,600	1,100	Hitachi Metals Ltd	8,000	96
		$ 2,889	JFE Holdings Inc	23,200	535
Insurance - 4.18%			Kobe Steel Ltd	125,000	232
Admiral Group PLC	10,143	225	Nippon Steel Corp	257,000	769
Aegon NV (a)	86,548	389	Nisshin Steel Co Ltd	35,000	68
Ageas	111,417	224	OneSteel Ltd	67,212	108
AIA Group Ltd	394,200	1,385	Outokumpu OYJ	6,450	65
Allianz SE	22,857	2,355	Rautaruukki OYJ	4,239	64
AMP Ltd	141,836	687	Salzgitter AG	1,967	122
Assicurazioni Generali SpA	58,799	1,063	SSAB AB - A Shares	7,881	80
Aviva PLC	142,017	784	Sumitomo Metal Industries Ltd	169,000	353
AXA SA	87,625	1,407	ThyssenKrupp AG	16,840	569
Baloise Holding AG	2,392	212	Voestalpine AG	5,533	213
CNP Assurances	7,480	132	Yamato Kogyo Co Ltd	2,100	54
Dai-ichi Life Insurance Co Ltd/The	453	525			$ 4,927
Delta Lloyd NV	5,062	93	Leisure Products & Services - 0.21%
Gjensidige Forsikring ASA	10,071	119	Carnival PLC	9,212	300
Hannover Rueckversicherung AG	3,036	143	Sega Sammy Holdings Inc	10,700	247
ING Groep NV (a)	192,878	1,669
			Shimano Inc	3,800	194
Insurance Australia Group Ltd	104,694	340	TUI AG (a)	7,604	52
Legal & General Group PLC	295,437	504	Tui Travel PLC	25,335	63
Mapfre SA	37,921	130	Yamaha Corp	7,900	89
MS&AD Insurance Group Holdings	28,700	668	Yamaha Motor Co Ltd	14,100	210
Muenchener Rueckversicherungs AG	9,491	1,239			$ 1,155
NKSJ Holdings Inc	75,000	440
Prudential PLC	128,189	1,291	Lodging - 0.50%
QBE Insurance Group Ltd	52,963	799	Accor SA	7,423	267
RSA Insurance Group PLC	176,137	328	City Developments Ltd	25,000	209
Sampo OYJ	21,153	607	Crown Ltd	22,785	203
SCOR SE	8,508	201	Echo Entertainment Group Ltd (a)	34,490	146
Sony Financial Holdings Inc	8,800	138	Galaxy Entertainment Group Ltd (a)	62,000	155
Standard Life PLC	114,969	378	Genting Singapore PLC (a)	307,000	424
Swiss Life Holding AG (a)	1,535	211	Intercontinental Hotels Group PLC	14,603	248
Swiss Re AG (a)	17,734	930	Sands China Ltd (a)	121,600	378
T&D Holdings Inc	14,600	299	Shangri-La Asia Ltd	70,166	162
Tokio Marine Holdings Inc	36,500	988	SJM Holdings Ltd	83,000	190
Tryg A/S	1,288	72	Sky City Entertainment Group Ltd	28,961	83
Vienna Insurance Group AG Wiener	1,934	90	Wynn Macau Ltd	78,400	254
Versicherung Gruppe					$ 2,719
Zurich Financial Services (a)	7,334	1,655
		$ 22,720	Machinery - Construction & Mining - 0.46%
			Atlas Copco AB - A Shares	33,815	764

See accompanying notes.

60

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Construction & Mining (continued)			Mining (continued)
Atlas Copco AB - B Shares	19,650	$ 395	Mitsubishi Materials Corp	56,000	$ 164
Hitachi Construction Machinery Co Ltd	5,400	100	Newcrest Mining Ltd	38,532	1,658
Komatsu Ltd	47,800	1,264	Norsk Hydro ASA	46,885	286
		$ 2,523	Orica Ltd	18,291	459
			OZ Minerals Ltd	16,308	206
Machinery - Diversified - 1.05%			Paladin Energy Ltd (a)	33,288	75
Alstom SA	10,374	482	Randgold Resources Ltd	4,587	483
Amada Co Ltd	18,000	124	Rio Tinto Ltd	21,943	1,701
FANUC Corp	9,600	1,582	Rio Tinto PLC	72,845	4,496
Hexagon AB	12,761	217	Sumitomo Metal Mining Co Ltd	26,000	415
IHI Corp	66,000	166	Umicore SA	5,741	278
Japan Steel Works Ltd/The	16,000	104	Vedanta Resources PLC	6,017	137
Kawasaki Heavy Industries Ltd	72,000	215	Xstrata PLC	104,505	1,830
Kone OYJ	7,841	465			$ 28,134
Kubota Corp	58,000	474
MAN SE	3,195	289	Miscellaneous Manufacturing - 1.27%
Metso OYJ	6,435	244	Alfa Laval AB	17,002	334
Mitsubishi Heavy Industries Ltd	153,000	645	FUJIFILM Holdings Corp	23,300	561
Nabtesco Corp	4,800	107	Invensys PLC	40,770	184
Sumitomo Heavy Industries Ltd	28,000	168	Konica Minolta Holdings Inc	24,000	163
Weir Group PLC/The	10,613	332	Nikon Corp	17,200	376
Zardoya Otis SA	7,390	112	Olympus Corp	10,900	316
		$ 5,726	Siemens AG	41,433	4,278
			Smiths Group PLC	19,744	319
Media - 0.79%			Sulzer AG	1,208	163
Axel Springer AG	1,993	86	Wartsila OYJ	8,443	235
British Sky Broadcasting Group PLC	57,374	615			$ 6,929
Fairfax Media Ltd	112,515	102
ITV PLC (a)	186,052	185	Office & Business Equipment - 0.59%
Jupiter Telecommunications Co Ltd	87	97	Canon Inc	57,100	2,681
Kabel Deutschland Holding AG (a)	3,626	203	Neopost SA	1,624	117
Lagardere SCA	5,943	203	Ricoh Co Ltd	34,000	307
Mediaset Espana Comunicacion SA	8,195	59	Seiko Epson Corp	6,500	90
Mediaset SpA	35,690	138			$ 3,195
Metropole Television SA	2,922	62
Modern Times Group AB	2,405	124	Oil & Gas - 7.07%
Pearson PLC	40,947	740	BG Group PLC	170,606	3,689
ProSiebenSat.1 Media AG	3,856	77	BP PLC	946,646	6,184
			Cairn Energy PLC (a)	70,519	383
Reed Elsevier NV	34,630	408
Reed Elsevier PLC	61,213	500	Caltex Australia Ltd	6,798	79
Sanoma OYJ	4,099	62	Cosmo Oil Co Ltd	30,000	79
Singapore Press Holdings Ltd	77,000	243	ENI SpA	121,018	2,434
			Essar Energy PLC (a)	16,409	67
Societe Television Francaise 1	5,911	94
Wolters Kluwer NV	15,040	285	Galp Energia SGPS SA	11,650	233
		$ 4,283	Idemitsu Kosan Co Ltd	1,100	114
			Inpex Corp	110	740
Metal Fabrication & Hardware - 0.41%			Japan Petroleum Exploration Co	1,400	58
Assa Abloy AB	15,750	366	JX Holdings Inc	113,130	712
Maruichi Steel Tube Ltd	2,400	54	Neste Oil OYJ	6,456	72
NSK Ltd	22,000	175	OMV AG	8,240	325
NTN Corp	24,000	119	Origin Energy Ltd	53,490	810
Sims Metal Management Ltd	8,255	135	Repsol YPF SA	39,961	1,152
SKF AB	19,635	463	Royal Dutch Shell PLC - A Shares	179,469	6,016
Tenaris SA	23,779	395	Royal Dutch Shell PLC - B Shares	135,752	4,582
Vallourec SA	5,642	508	Santos Ltd	44,089	554
		$ 2,215	Seadrill Ltd	15,627	507
			Showa Shell Sekiyu KK	9,500	76
Mining - 5.17%			Statoil ASA	56,200	1,351
Alumina Ltd	122,881	231	TonenGeneral Sekiyu KK	14,000	160
Anglo American PLC	66,485	2,771	Total SA	106,488	5,200
Antofagasta PLC	19,858	435	Transocean Ltd/Switzerland	16,069	893
BHP Billiton Ltd	161,719	6,870	Tullow Oil PLC	44,739	781
BHP Billiton PLC	109,887	3,756	Woodside Petroleum Ltd	31,428	1,182
Boliden AB	13,773	190			$ 38,433
Eramet	267	57
Eurasian Natural Resources Corp PLC	12,969	143	Oil & Gas Services - 0.46%
Fresnillo PLC	9,029	308	Amec PLC	16,743	248
Glencore International PLC (a)	41,833	286	Cie Generale de Geophysique-Veritas (a)	7,248	182
Iluka Resources Ltd	21,084	369	Fugro NV	3,436	208
Kazakhmys PLC	10,781	191	Petrofac Ltd	13,057	290
Lonmin PLC	8,152	174	Saipem SpA	13,333	599
Lynas Corp Ltd (a)	85,119	165	SBM Offshore NV	8,494	177

See accompanying notes.

61

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas Services (continued)			Real Estate (continued)
Subsea 7 SA (a)	14,172	$ 329	Mitsui Fudosan Co Ltd	42,000	$ 703
Technip SA	4,956	484	New World Development Ltd	120,000	153
		$ 2,517	Nomura Real Estate Holdings Inc	4,800	75
			NTT Urban Development Corp	58	44
Packaging & Containers - 0.15%			Sino Land Co Ltd	132,000	202
Amcor Ltd/Australia	61,713	442	Sumitomo Realty & Development Co Ltd	18,000	378
Rexam PLC	44,156	254	Sun Hung Kai Properties Ltd	71,000	1,000
Toyo Seikan Kaisha Ltd	7,600	121	Tokyu Land Corp	21,000	86
		$ 817	UOL Group Ltd	23,000	87
Pharmaceuticals - 7.12%			Wheelock & Co Ltd	46,000	161
Actelion Ltd (a)	5,539	237			$ 7,958
Alfresa Holdings Corp	2,000	79	REITS - 1.39%
Astellas Pharma Inc	22,400	842	Ascendas Real Estate Investment Trust	89,000	157
AstraZeneca PLC	70,055	3,321	British Land Co PLC	42,375	371
Celesio AG	4,283	71	Capital Shopping Centres Group PLC	28,118	152
Chugai Pharmaceutical Co Ltd	11,300	197	CapitaMall Trust	96,000	149
Daiichi Sankyo Co Ltd	33,900	674	CFS Retail Property Trust	92,945	178
Dainippon Sumitomo Pharma Co Ltd	8,000	81	Corio NV	2,979	173
Eisai Co Ltd	12,700	540	Dexus Property Group	243,678	224
Elan Corp PLC (a)	25,112	266
			Fonciere Des Regions	1,383	115
GlaxoSmithKline PLC	261,193	5,556	Gecina SA	1,104	124
Grifols SA (a)	6,974	143
			Goodman Group	347,110	241
Hisamitsu Pharmaceutical Co Inc	3,100	131	GPT Group	88,767	296
Kyowa Hakko Kirin Co Ltd	13,000	135	Hammerson PLC	35,591	236
Medipal Holdings Corp	7,400	68	ICADE	1,174	119
Merck KGaA	3,254	292	Japan Prime Realty Investment Corp	34	95
Miraca Holdings Inc	2,800	118	Japan Real Estate Investment Corp	23	232
Mitsubishi Tanabe Pharma Corp	11,300	190	Japan Retail Fund Investment Corp	81	122
Novartis AG	117,522	6,853	Klepierre	5,253	182
Novo Nordisk A/S	21,081	2,250	Land Securities Group PLC	38,773	463
Ono Pharmaceutical Co Ltd	4,300	248	Link REIT/The	112,500	392
Orion OYJ	4,722	106	Mirvac Group	172,010	222
Otsuka Holdings Co Ltd	12,600	327	Nippon Building Fund Inc	28	301
Roche Holding AG	35,379	6,195	Nomura Real Estate Office Fund Inc	14	90
Sanofi-Aventis SA	56,115	4,084	Segro PLC	37,342	157
Santen Pharmaceutical Co Ltd	3,700	147	Stockland	120,002	383
Shionogi & Co Ltd	15,000	241	Unibail-Rodamco SE	4,620	999
Shire PLC	28,312	913	Westfield Group	110,460	961
Suzuken Co Ltd	3,500	85	Westfield Retail Trust	146,108	409
Taisho Pharmaceutical Co	6,000	139			$ 7,543
Takeda Pharmaceutical Co Ltd	39,800	1,921
Teva Pharmaceutical Industries Ltd	47,318	1,939	Retail - 2.39%
Tsumura & Co	3,000	92	ABC-Mart Inc	1,300	49
UCB SA	5,079	227	Aeon Co Ltd	30,200	379
		$ 38,708	Autogrill SpA	5,765	72
			Cie Financiere Richemont SA	26,286	1,526
Private Equity - 0.03%			Citizen Holdings Co Ltd	13,200	67
3i Group PLC	48,878	169	Esprit Holdings Ltd	61,700	173
			FamilyMart Co Ltd	3,200	118
Publicly Traded Investment Fund - 3.67%			Fast Retailing Co Ltd	2,700	511
iShares MSCI EAFE Index Fund	372,517	19,963	Harvey Norman Holdings Ltd	26,747	59
			Hennes & Mauritz AB	51,488	1,604
			Home Retail Group PLC	40,962	85
Real Estate - 1.46%			Inditex SA	10,986	936
Aeon Mall Co Ltd	3,600	81	Isetan Mitsukoshi Holdings Ltd	18,900	191
CapitaLand Ltd	129,000	281	J Front Retailing Co Ltd	24,000	108
CapitaMalls Asia Ltd	68,000	77	Kingfisher PLC	119,036	457
Cheung Kong Holdings Ltd	70,000	983	Lawson Inc	3,000	163
Daito Trust Construction Co Ltd	3,700	341	Lifestyle International Holdings Ltd	29,500	91
Fraser and Neave Ltd	46,000	225	Marks & Spencer Group PLC	79,805	417
Global Logistic Properties Ltd (a)	93,000	129
			Marui Group Co Ltd	11,200	87
Hang Lung Group Ltd	44,000	257	McDonald's Holdings Co Japan Ltd	3,300	88
Hang Lung Properties Ltd	124,000	459	Next PLC	9,070	348
Henderson Land Development Co Ltd	55,000	321	Nitori Holdings Co Ltd	1,850	189
Hopewell Holdings Ltd	28,500	90	Pandora A/S	2,949	26
Hysan Development Co Ltd	32,000	130	PPR	3,832	639
IMMOFINANZ AG (a)	47,325	169
			Seven & I Holdings Co Ltd	37,900	999
Keppel Land Ltd	37,000	95	Shimamura Co Ltd	1,100	109
Kerry Properties Ltd	36,000	156	Swatch Group AG/The - BR	1,553	709
Lend Lease Group	27,056	243	Swatch Group AG/The - REG	2,186	175
Mitsubishi Estate Co Ltd	63,000	1,032

See accompanying notes.

62

Schedule of Investments
International Equity Index Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Takashimaya Co Ltd	13,000	$ 92	Softbank Corp	43,600	$ 1,439
USS Co Ltd	1,100	95	StarHub Ltd	30,000	72
Wesfarmers Ltd	50,618	1,664	Swisscom AG	1,174	527
Wesfarmers Ltd - PPS	7,648	256	TDC A/S	18,695	163
Whitbread PLC	8,920	218	Tele2 AB	15,965	337
Yamada Denki Co Ltd	4,140	302	Telecom Corp of New Zealand Ltd	96,918	210
		$ 13,002	Telecom Italia SpA	472,628	573
			Telecom Italia SpA - RSP	303,456	334
Semiconductors - 0.56%			Telefonaktiebolaget LM Ericsson	151,654	1,711
ARM Holdings PLC	67,734	627	Telefonica SA	206,845	4,311
ASM Pacific Technology Ltd	10,000	103	Telekom Austria AG	16,731	186
ASML Holding NV	21,718	769	Telenor ASA	37,569	628
Elpida Memory Inc (a)	13,000	90
			TeliaSonera AB	109,025	779
Infineon Technologies AG	54,725	467	Telstra Corp Ltd	219,308	710
Renewable Energy Corp ASA (a)	25,107	47
			Vivendi SA	62,308	1,519
Rohm Co Ltd	4,900	251	Vodafone Group PLC	2,607,403	6,815
STMicroelectronics NV	32,090	213			$ 35,042
Sumco Corp	5,800	69
Tokyo Electron Ltd	8,600	411	Textiles - 0.18%
		$ 3,047	Kuraray Co Ltd	17,400	248
			Teijin Ltd	47,000	180
Shipbuilding - 0.06%			Toray Industries Inc	74,000	559
Cosco Corp Singapore Ltd	51,000	47			$ 987
Mitsui Engineering & Shipbuilding Co	36,000	68
Ltd			Toys, Games & Hobbies - 0.19%
SembCorp Marine Ltd	42,000	142	Namco Bandai Holdings Inc	10,100	140
Yangzijiang Shipbuilding Holdings Ltd	97,000	94	Nintendo Co Ltd	5,000	875
		$ 351			$ 1,015

Software - 0.77%			Transportation - 1.56%
Amadeus IT Holding SA	12,396	248	AP Moller - Maersk A/S - A shares	28	189
Autonomy Corp PLC (a)	11,612	475	AP Moller - Maersk A/S - B shares	66	462
Dassault Systemes SA	2,982	242	Asciano Ltd	147,349	247
Konami Corp	4,700	172	Central Japan Railway Co	76	631
Nomura Research Institute Ltd	5,100	115	ComfortDelGro Corp Ltd	95,000	108
Oracle Corp Japan	1,900	63	Deutsche Post AG	42,618	652
Sage Group PLC	66,517	272	DSV A/S	10,532	221
SAP AG	46,334	2,529	East Japan Railway Co	17,100	1,022
Square Enix Holdings Co Ltd	3,200	77	Groupe Eurotunnel SA	26,473	246
		$ 4,193	Kawasaki Kisen Kaisha Ltd	37,000	95
			Keikyu Corp	24,000	206
Storage & Warehousing - 0.01%			Keio Corp	29,000	187
Mitsubishi Logistics Corp	6,000	65	Keisei Electric Railway Co Ltd	14,000	91
			Kintetsu Corp	82,000	312
Telecommunications - 6.45%			Koninklijke Vopak NV	3,541	177
Alcatel-Lucent/France (a)	116,745	431	Kuehne + Nagel International AG	2,719	379
Belgacom SA	7,660	251	Mitsui OSK Lines Ltd	58,000	244
Bezeq The Israeli Telecommunication	87,826	193	MTR Corp	72,500	243
Corp Ltd			Neptune Orient Lines Ltd/Singapore	46,000	44
BT Group PLC	390,902	1,088	Nippon Express Co Ltd	43,000	179
Cellcom Israel Ltd	2,755	62	Nippon Yusen KK	77,000	232
Deutsche Telekom AG	141,445	1,789	Odakyu Electric Railway Co Ltd	32,000	285
Elisa OYJ	7,119	151	Orient Overseas International Ltd	11,000	54
Eutelsat Communications SA	4,988	222	PostNL NV	17,056	100
Foxconn International Holdings Ltd (a)	109,000	54	QR National Ltd (a)	86,009	302
France Telecom SA	93,366	1,784	TNT Express NV	17,742	166
Hellenic Telecommunications	12,341	76	Tobu Railway Co Ltd	50,000	228
Organization SA			Tokyu Corp	57,000	275
Inmarsat PLC	23,195	177	Toll Holdings Ltd	33,802	175
KDDI Corp	147	1,094	West Japan Railway Co	8,600	357
Koninklijke KPN NV	79,192	1,122	Yamato Holdings Co Ltd	20,000	347
Millicom International Cellular SA	3,830	430			$ 8,456
Mobistar SA	1,511	98
NICE Systems Ltd (a)	3,039	96	Water - 0.21%
			Severn Trent PLC	11,941	285
Nippon Telegraph & Telephone Corp	24,100	1,119	Suez Environnement Co	13,563	227
Nokia OYJ	188,584	1,219
NTT DoCoMo Inc	772	1,397	United Utilities Group PLC	34,323	334
Partner Communications Co Ltd	4,300	48	Veolia Environnement	17,594	293
PCCW Ltd	201,000	86			$ 1,139
Portugal Telecom SGPS SA	33,859	293	TOTAL COMMON STOCKS		$ 534,683
SES SA	15,091	412
Singapore Telecommunications Ltd	401,000	1,036
See accompanying notes.			63

Schedule of Investments
International Equity Index Fund
August 31, 2011

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS -	Maturity Amount		Country		Percent
1.65%	(000's)	Value (000's)	Japan		20 .31%
			United Kingdom		17 .79%
Banks - 1.65%			France		8.68%
Investment in Joint Trading Account;	$ 1,310	$ 1,310	Switzerland		8.65%
Credit Suisse Repurchase Agreement;			Australia		8.42%
0.05% dated 08/31/11 maturing			Germany		7.46%
09/01/11 (collateralized by US			United States		5.46%
Government Securities; $1,336,585;			Netherlands		4.40%
4.25% - 8.00%; dated 11/15/21 -			Spain		3.21%
05/15/39)			Sweden		2.72%
Investment in Joint Trading Account;	3,276	3,276	Hong Kong		2.67%
Deutsche Bank Repurchase			Italy		2.19%
Agreement; 0.06% dated 08/31/11			Singapore		1.64%
maturing 09/01/11 (collateralized by			Denmark		0.92%
US Government Securities;			Belgium		0.91%
$3,341,460; 0.44% - 1.63%; dated			Finland		0.87%
08/28/12 - 10/26/15)			Norway		0.74%
Investment in Joint Trading Account; JP	655	655	Ireland		0.65%
Morgan Repurchase Agreement;			Israel		0.65%
0.03% dated 08/31/11 maturing			Luxembourg		0.41%
09/01/11 (collateralized by US			Austria		0.28%
Government Securities; $668,292;			Portugal		0.23%
0.00% - 6.90%; dated 07/10/13 -			Greece		0.14%
03/17/31)			Macao		0.12%
Investment in Joint Trading Account;	2,498	2,498	New Zealand		0.12%
Merrill Lynch Repurchase Agreement;			Bermuda		0.09%
0.04% dated 08/31/11 maturing			Jersey, Channel Islands		0.09%
09/01/11 (collateralized by US			Guernsey		0.06%
Government Securities; $2,547,790;			Mexico		0.06%
0.00% - 5.50%; dated 08/20/12 -			China		0.03%
03/14/36)			Cyprus		0.01%
Investment in Joint Trading Account;	1,212	1,212	Mauritius		0.01%
Morgan Stanley Repurchase			Other Assets in Excess of Liabilities, Net		0.01%
Agreement; 0.04% dated 08/31/11			TOTAL NET ASSETS		100.00%
maturing 09/01/11 (collateralized by
US Government Securities;
$1,236,340; 0.63% - 1.75%; dated
06/15/12 - 08/10/15)
		$ 8,951
TOTAL REPURCHASE AGREEMENTS		$ 8,951
Total Investments		$ 543,634
Other Assets in Excess of Liabilities, Net - 0.01%		$ 67
TOTAL NET ASSETS - 100.00%		$ 543,701

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $587 or 0.11% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 45,642
Unrealized Depreciation		(54,283)
Net Unrealized Appreciation (Depreciation)		$ (8,641)
Cost for federal income tax purposes		$ 552,275
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2011	Long	27 $	2,240 $	2,052	$ (188)
					$ (188)

All dollar amounts are shown in thousands (000's)
See accompanying notes.		64

Schedule of Investments
Preferred Securities Fund
August 31, 2011

COMMON STOCKS - 0.09%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.09%			Banks (continued)
BlackRock Preferred Income Strategies	201,483	$ 1,971	SunTrust Capital IX	316,600	$ 8,076
Fund Inc			USB Capital VI	391,470	9,921
Flaherty & Crumrine/Claymore Preferred	35,584	620	USB Capital VII	167,006	4,189
Securities Income Fund Inc			USB Capital VIII	45,599	1,154
Flaherty & Crumrine/Claymore Total	22,961	419	USB Capital X	216,756	5,490
Return Fund Inc			USB Capital XI	154,836	3,920
		$ 3,010	USB Capital XII	351,778	8,921
TOTAL COMMON STOCKS		$ 3,010	Wachovia Capital Trust IX	685,800	17,145
CONVERTIBLE PREFERRED			Wells Fargo Capital IX	441,941	11,075
STOCKS - 0.53%	Shares Held	Value (000's)	Wells Fargo Capital VII	316,539	7,929
			Wells Fargo Capital XI	19,800	506
Banks - 0.42%			Wells Fargo Capital XIV	25,200	691
Bank of America Corp	3,820	3,404			$ 490,471
Wells Fargo & Co	10,360	10,784
		$ 14,188	Diversified Financial Services - 7.11%
			Ameriprise Financial Inc	1,164,255	31,156
Electric - 0.11%			Citigroup Capital IX	461,150	10,487
Calenergy Capital Trust III	75,000	3,694	Citigroup Capital VII	449,600	11,047
			Citigroup Capital VIII	190,879	4,677
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 17,882	Citigroup Capital X	336,200	7,702
PREFERRED STOCKS - 50.89%	Shares Held	Value (000's)	Citigroup Capital XI	340,800	7,852
Banks - 14.54%			Citigroup Capital XII	142,400	3,647
ABN AMRO North America Capital	2,000	1,166	Citigroup Capital XIII	269,399	7,015
Funding Trust I (a)			Citigroup Capital XV	2,700	63
BAC Capital Trust V	66,100	1,456	Citigroup Capital XVI	113,016	2,606
BAC Capital Trust VIII	162,900	3,568	Citigroup Capital XVII	9,000	207
BAC Capital Trust X	49,300	1,118	Corporate-Backed Trust	170,000	3,709
Bank of America Corp 6.38%; Series 3	26,378	571	Certificates 6.00%; Series GS
Bank of America Corp 6.63%; Series I	203,384	4,617	Corporate-Backed Trust	5,233	128
Bank of America Corp 8.20%; Series H	25,080	625	Certificates 6.00%; Series PRU
Bank One Capital VI	334,809	8,564	Corporate-Backed Trust	14,400	367
Barclays Bank PLC 7.10%	1,020,235	23,608	Certificates 6.25%; Series BMY
Barclays Bank PLC 7.75%	644,829	15,650	Corporate-Backed Trust	7,100	162
Barclays Bank PLC 8.13%	288,639	7,121	Certificates 6.30%; Series GS
BB&T Capital Trust V	902,100	24,230	Credit Suisse AG/Guernsey	1,515,792	40,259
BNY Capital V	31,437	794	General Electric Capital Corp 6.00%	76,700	1,948
CoBank ACB 11.00%; Series C (a)	202,000	11,085	General Electric Capital Corp 6.05%	91,349	2,309
CoBank ACB 11.00%; Series D	115,000	6,260	JP Morgan Chase Capital XI	695,214	17,394
CoBank ACB 7.00% (a)	42,000	1,914	JP Morgan Chase Capital XII	35,187	889
Countrywide Capital V	209,500	4,676	JP Morgan Chase Capital XXIX	213,800	5,463
Countrywide Financial Corp	679,219	14,950	MBNA Capital E	3,536	88
Deutsche Bank Capital Funding Trust IX	18,350	414	Merrill Lynch Capital Trust I	331,100	7,450
Deutsche Bank Capital Funding Trust VIII	400,403	8,993	Merrill Lynch Capital Trust II	134,361	3,020
Deutsche Bank Capital Funding Trust X	349,285	8,571	Merrill Lynch Capital Trust III	5,400	134
Deutsche Bank Contingent Capital Trust II	2,100,012	46,242	Merrill Lynch Preferred Capital Trust III	5,800	135
Deutsche Bank Contingent Capital Trust	531,600	13,040	Merrill Lynch Preferred Capital Trust IV	91,500	2,147
III			Merrill Lynch Preferred Capital Trust V	138,900	3,296
Deutsche Bank Contingent Capital Trust	23,400	600	Morgan Stanley Capital Trust III	350,200	8,205
V			Morgan Stanley Capital Trust IV	513,971	12,171
Fifth Third Capital Trust V	99,100	2,489	Morgan Stanley Capital Trust V	422,449	9,750
Fifth Third Capital Trust VI	312,571	7,846	Morgan Stanley Capital Trust VI	329,481	8,036
Fleet Capital Trust IX	108,900	2,341	Morgan Stanley Capital Trust VII	204,653	4,951
Fleet Capital Trust VIII	138,422	3,355	Morgan Stanley Capital Trust VIII	97,460	2,371
HSBC Holdings PLC 6.20%	1,074,600	25,790	National City Capital Trust IV	29,500	758
HSBC Holdings PLC 8.00%	568,600	15,142	National Rural Utilities Cooperative	12,083	309
HSBC USA Inc	185,900	8,784	Finance Corp
HSBC USA Inc 6.50%	231,200	5,762	PreferredPlus TR-CCR1 5.75%; Series	17,800	406
KeyCorp Capital V	14,700	370	GSG2
KeyCorp Capital X	36,858	949	PreferredPlus TR-CCR1 6.00%; Series	59,200	1,286
Lloyds Banking Group PLC	31,900	827	GSC3
M&T Capital Trust IV	381,400	10,122	PreferredPlus TR-CCR1 6.00%; Series	41,600	923
National City Capital Trust II	396,978	9,992	GSC4
National City Capital Trust III	133,300	3,365	PreferredPlus TR-CCR1 6.00%; Series	14,291	341
PNC Capital Trust D	539,320	13,483	GSG1
PNC Capital Trust E	741,066	19,246	SATURNS 2004-04	128,336	2,847
PNC Financial Services Group Inc	158,677	4,494	SATURNS 2004-06	174,400	3,940
Royal Bank of Scotland Group	578,400	9,949	SATURNS 2004-2	7,900	183
PLC 5.75%; Series L			SG Preferred Capital II LLC (a)	8,800	7,978

Santander Finance Preferred SA	2,093,315	57,315			$ 239,812
Unipersonal

See accompanying notes.			65

Schedule of Investments
Preferred Securities Fund
August 31, 2011

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Electric - 4.13%			REITS (continued)
Alabama Power Co	89,000	$ 2,528	Duke Realty Corp 6.60%	81,400	$ 1,987
Alabama Power Co Series 2007B	45,103	1,180	Duke Realty Corp 6.63%	261,600	6,336
Dominion Resources Inc/VA	1,192,653	34,647	Duke Realty Corp 6.95%	733,511	18,558
Entergy Arkansas Inc	35,863	951	Harris Preferred Capital Corp	72,900	1,866
Entergy Louisiana LLC	3,469	95	HCP Inc	2,182	55
Entergy Mississippi Inc	17,476	470	Kimco Realty Corp 6.65%	82,495	2,080
Entergy Texas Inc	952,117	27,192	Kimco Realty Corp 6.90%	304,226	7,873
Georgia Power Capital Trust VII	25,281	638	Kimco Realty Corp 7.75%	1,557,250	40,130
Georgia Power Co 6.50%	77,300	8,232	ProLogis Inc - Series L	153,100	3,460
Georgia Power Co 8.20%	205,258	6,219	ProLogis Inc - Series M	50,200	1,152
Gulf Power Co 6.00%	60,914	6,082	ProLogis Inc - Series P	79,009	1,838
Gulf Power Co 6.45%	4,600	494	ProLogis Inc - Series Q	125,000	7,203
NextEra Energy Capital Holdings Inc	463,970	13,283	ProLogis Inc - Series S	92,900	2,157
PPL Capital Funding Inc	424,759	11,184	PS Business Parks Inc - Series H	225,911	5,770
SCANA Corp	20,400	581	PS Business Parks Inc - Series I	388,000	9,712
Xcel Energy Inc	924,652	25,502	PS Business Parks Inc - Series M	147,425	3,733
		$ 139,278	PS Business Parks Inc - Series P	583,356	14,730
			PS Business Parks Inc - Series R	130,211	3,320
Insurance - 8.17%			Public Storage Inc 6.18%; Series D	35,481	891
Aegon NV 4.00%	66,900	1,292	Public Storage Inc 6.25%; Series Z	6,059	154
Aegon NV 6.375%	525,207	11,313	Public Storage Inc 6.35%; Series R	713,619	17,912
Aegon NV 6.50%	246,058	5,347	Public Storage Inc 6.45%; Series F	310,059	7,826
Allianz SE	1,026,282	26,619	Public Storage Inc 6.45%; Series X	226,740	5,721
Arch Capital Group Ltd 7.88%	128,208	3,240	Public Storage Inc 6.50%; Series Q	29,946	793
Arch Capital Group Ltd 8.00%	466,168	11,775	Public Storage Inc 6.50%; Series W	389,425	9,872
Axis Capital Holdings Ltd 7.25%	1,296	33	Public Storage Inc 6.60%; Series C	164,326	4,157
Axis Capital Holdings Ltd 7.50%	333,000	32,457	Public Storage Inc 6.63%; Series M	7,050	180
Berkley W R Capital Trust	760,429	19,201	Public Storage Inc 6.75%; Series E	44,728	1,138
Delphi Financial Group Inc 7.38%	519,989	12,417	Public Storage Inc 6.75%; Series L	321,426	8,225
Everest Re Capital Trust II	363,515	8,932	Public Storage Inc 6.88%	4,900	137
ING Groep NV 6.13%	69,248	1,316	Public Storage Inc 6.95%; Series H	68,300	1,743
ING Groep NV 6.20%	30,250	579	Public Storage Inc 7.00%; Series G	22,848	584
ING Groep NV 6.38%	849,100	16,252	Public Storage Inc 7.00%; Series N	33,581	888
ING Groep NV 7.05%	945,438	19,996	Public Storage Inc Series Y (b)	98,900	2,516
ING Groep NV 7.20%	166,345	3,606	Realty Income Corp - Series D	327,210	8,278
ING Groep NV 7.38%	844,300	18,608	Regency Centers Corp 6.70%	255,610	6,229
ING Groep NV 8.50%	80,700	1,976	Regency Centers Corp 7.25%	262,461	6,496
Markel Corp	152,131	3,849	Regency Centers Corp 7.45%	274,441	6,861
PartnerRe Ltd 6.50%	202,466	4,916	Vornado Realty LP	1,445,611	39,610
PartnerRe Ltd 6.75%	114,928	2,807	Vornado Realty Trust - Series F	419,925	10,595
PartnerRe Ltd 7.25%	6,315	160	Vornado Realty Trust - Series G	11,522	288
PLC Capital Trust III	16,665	417	Vornado Realty Trust - Series H	37,700	942
PLC Capital Trust IV	48,625	1,220	Vornado Realty Trust - Series I	116,293	2,910
PLC Capital Trust V	266,500	6,391	Vornado Realty Trust - Series J	174,963	4,505
Protective Life Corp	562,374	14,189	Wachovia Corp 7.25%	392,654	10,170
Prudential Financial Inc	682,818	19,016	Weingarten Realty Investors 6.50%	803,368	19,642
Prudential PLC 6.50%	96,899	2,436	Weingarten Realty Investors 6.95%	204,300	5,097
Prudential PLC 6.75%	170,992	4,352	Weingarten Realty Investors 8.10%	1,814,746	42,030
RenaissanceRe Holdings Ltd - Series C	249,435	5,670			$ 396,241
RenaissanceRe Holdings Ltd - Series D	606,100	14,886
Torchmark Capital Trust III	11,238	284	Sovereign - 0.83%
		$ 275,552	Farm Credit Bank/Texas	23,800	28,069

Media - 1.90%
CBS Corp 6.75%	776,000	19,897	Telecommunications - 2.33%
Comcast Corp 6.63%	855,531	22,124	Centaur Funding Corp (a),(b)	2,950	1,636
Comcast Corp 7.00%	60,559	1,556	Centaur Funding Corp 9.08% (a)	21,543	24,478
Comcast Corp 7.00%; Series B	281,266	7,133	Qwest Corp	358,700	9,255
Viacom Inc	527,000	13,433	Telephone & Data Systems Inc 6.63%	362,272	9,057
		$ 64,143	Telephone & Data Systems Inc 7.00%	1,210,811	31,045
			United States Cellular Corp	124,030	3,149
Oil & Gas - 0.13%					$ 78,620
Nexen Inc	180,462	4,551	TOTAL PREFERRED STOCKS		$ 1,716,737
				Principal Amount
REITS - 11.75%			BONDS - 45.17%	(000's)	Value (000's)
CommonWealth REIT 7.50%	318,430	6,865
CommonWealth REIT - Series C	783,740	19,053	Banks - 12.73%
			Abbey National Capital Trust I
CommonWealth REIT - Series E	135,962	3,307	8.96%, 12/31/2049	$ 9,647	$ 9,743
Developers Diversified Realty	70,000	1,682	ABN Amro North American Holding
Corp 7.50%			Preferred Capital Repackage Trust I
Duke Realty Corp 6.50%	288,100	6,984	6.52%, 12/29/2049 (a),(c)	28,250	21,752
See accompanying notes.			66

Schedule of Investments
Preferred Securities Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Banks (continued)			Banks (continued)
Agfirst Farm Credit Bank			NB Capital Trust II
7.30%, 12/31/2049(a),(d)	$ 1,850	$ 1,871	7.83%, 12/15/2026	$ 3,525	$ 3,454
BAC Capital Trust XIII			NB Capital Trust IV
0.65%, 12/31/2049(c)	5,000	2,851	8.25%, 04/15/2027	2,500	2,500
BankAmerica Institutional Capital A			NBP Capital Trust III
8.07%, 12/31/2026(a)	15,500	15,422	7.38%, 10/27/2049	5,313	4,569
BankAmerica Institutional Capital B			Nordea Bank AB
7.70%, 12/31/2026(a)	5,000	4,900	5.42%, 12/20/2049(a)	4,000	3,800
BankBoston Capital Trust IV			8.38%, 09/25/2049	900	927
0.85%, 06/08/2028(c)	5,000	3,256	North Fork Capital Trust II
Barclays Bank PLC			8.00%, 12/15/2027	5,050	4,999
6.28%, 12/31/2049	14,300	10,582	PNC Financial Services Group Inc
6.86%, 09/29/2049(a),(c)	14,402	11,162	6.75%, 08/01/2049(c)	24,100	23,356
7.43%, 12/31/2049(a),(c)	8,956	8,060	PNC Preferred Funding Trust I
BB&T Capital Trust I			6.52%, 12/31/2049(a),(c)	8,700	6,751
5.85%, 08/18/2035	2,569	2,534	Republic New York Capital I
BB&T Capital Trust IV			7.75%, 11/15/2026	7,200	7,128
6.82%, 06/12/2057(c)	17,500	17,522	Royal Bank of Scotland Group PLC
BBVA International Preferred SAU			7.65%, 08/29/2049(c)	18,560	13,920
5.92%, 12/30/2049(c)	25,095	18,560	Santander Finance Preferred SA
BNP Paribas SA			Unipersonal
5.19%, 06/29/2049(a),(c)	6,000	4,923	10.50%, 12/31/2049(c)	1,520	1,536
BPCE SA			Societe Generale SA
12.50%, 08/29/2049(a),(d)	500	525	5.92%, 04/29/2049(a),(c)	34,157	24,558
3.35%, 07/29/2049(c)	6,000	3,139	8.75%, 10/29/2049	23,660	22,004
6.75%, 01/27/2049	11,500	9,200	Standard Chartered PLC
Capital One Capital VI			0.56%, 07/29/2049(c)	2,000	1,220
8.88%, 05/15/2040	600	608	7.01%, 07/29/2049(a)	10,750	10,031
Claudius Ltd for Credit Suisse					$ 429,354
7.88%, 06/29/2049	12,892	12,924
Countrywide Capital III			Diversified Financial Services - 12.97%
8.05%, 06/15/2027	10,160	10,160	Ageas Hybrid Financing SA
Credit Suisse Group Guernsey I Ltd			8.25%, 02/28/2049	30,822	27,123
7.88%, 02/24/2041(c)	15,400	14,861	American Express Co
			6.80%, 09/01/2066(c)	16,800	16,733
Den Norske Creditbank
0.62%, 11/29/2049(c)	8,940	5,208	Capital One Capital III
0.71%, 08/29/2049(c)	6,150	3,628	7.69%, 08/15/2036	5,700	5,693
Deutsche Bank Capital Funding Trust I			Capital One Capital IV
3.22%, 12/29/2049(a),(c)	6,700	5,494	6.75%, 02/17/2037	45,220	44,033
Deutsche Bank Capital Funding Trust			Citigroup Capital XXI
VII			8.30%, 12/21/2057	1,900	1,900
5.63%, 01/29/2049(a),(c)	3,000	2,280	Credit Suisse AG/Guernsey
			0.98%, 05/29/2049(c)	13,000	10,330
Dresdner Funding Trust I
8.15%, 06/30/2031(a)	31,040	26,074	Glen Meadow Pass-Through Trust
			6.51%, 02/12/2067(a),(c)	56,611	44,581
Fifth Third Capital Trust IV
6.50%, 04/15/2037(c)	8,000	7,420	HSBC Finance Capital Trust IX
First Empire Capital Trust I			5.91%, 11/30/2035	5,000	4,431
8.23%, 02/01/2027	2,000	2,018	JP Morgan Chase Capital XX
First Empire Capital Trust II			6.55%, 09/29/2036	9,950	9,909
8.28%, 06/01/2027	7,000	7,024	JP Morgan Chase Capital XXII
First Hawaiian Capital I			6.45%, 02/02/2037	16,477	16,328
8.34%, 07/01/2027	5,000	4,850	JP Morgan Chase Capital XXV
First Union Capital II			6.80%, 10/01/2037	13,435	13,380
7.95%, 11/15/2029	700	713	JP Morgan Chase Capital XXVII
HBOS Capital Funding LP			7.00%, 11/01/2039	23,050	23,067
6.07%, 06/29/2049(a),(c)	1,090	736	Macquarie PMI LLC
HSBC Bank PLC			8.38%, 12/02/2049	4,000	4,058
0.62%, 06/29/2049(c)	5,000	2,900	Man Group PLC
0.75%, 09/29/2049(c)	5,000	2,900	11.00%, 05/29/2049	2,300	2,349
HSBC Capital Funding LP/Jersey Channel			5.00%, 08/09/2017	18,800	16,691
Islands			Old Mutual Capital Funding LP
10.18%, 12/29/2049(a),(c)	6,000	7,504	8.00%, 05/29/2049	21,239	20,708
HSBC USA Capital Trust I			QBE Capital Funding II LP
			6.80%, 06/29/2049(a),(c)	6,900	6,348
7.81%, 12/15/2026(a)	300	297
LBG Capital No.1 PLC			QBE Capital Funding III Ltd
			7.25%, 05/24/2041(a),(c)	46,836	45,792
7.88%, 11/01/2020(a)	11,100	8,664
8.00%, 12/29/2049(a),(c)	30,400	25,840	Swiss Re Capital I LP
			6.85%, 05/29/2049(a),(c)	37,420	34,614
Natixis
9.00%, 04/29/2049	532	496	ZFS Finance USA Trust II
			6.45%, 12/15/2065(a),(c)	78,950	77,371

See accompanying notes.

67

Schedule of Investments
Preferred Securities Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Diversified Financial Services (continued)			Insurance (continued)
ZFS Finance USA Trust IV			USF&G Capital III
5.88%, 05/09/2032(a)	$ 3,000	$ 2,822	8.31%, 07/01/2046(a)	$ 2,000	$ 2,463
ZFS Finance USA Trust V			White Mountains Re Group Ltd
6.50%, 05/09/2037(a)	9,900	9,454	7.51%, 05/29/2049(a),(c)	3,200	2,868
		$ 437,715	XL Group PLC
			6.50%, 12/31/2049(c)	47,000	41,477
Electric - 2.73%					$ 468,772
Dominion Resources Inc/VA
6.30%, 09/30/2066(c)	19,450	18,575	Pipelines - 0.66%
Integrys Energy Group Inc			TransCanada PipeLines Ltd
6.11%, 12/01/2066(c)	12,582	12,016	6.35%, 05/15/2067(c)	22,258	22,439
NextEra Energy Capital Holdings Inc
6.35%, 10/01/2066(c)	4,000	3,820
6.65%, 06/15/2067(c)	3,000	2,902	Retail - 1.44%
7.30%, 09/01/2067(c)	37,255	38,466	CVS Caremark Corp
			6.30%, 06/01/2037(c)	49,730	48,487
PPL Capital Funding Inc
6.70%, 03/30/2067(c)	16,800	16,212
		$ 91,991	Sovereign - 0.27%
			Svensk Exportkredit AB
Insurance - 13.89%			6.38%, 10/29/2049(a)	10,000	9,015
ACE Capital Trust II
9.70%, 04/01/2030	3,690	4,917
Aegon NV			Transportation - 0.48%
3.17%, 07/29/2049(c)	11,330	6,028	BNSF Funding Trust I
Allstate Corp/The			6.61%, 12/15/2055(c)	16,150	16,332
6.13%, 05/15/2037(c)	16,259	15,121
6.50%, 05/15/2057	12,505	11,442	TOTAL BONDS		$ 1,524,105
AXA SA			REPURCHASE AGREEMENTS -	Maturity Amount
6.38%, 12/29/2049(a),(c)	42,818	32,970	2.28%	(000's)	Value (000's)
8.60%, 12/15/2030	9,325	10,418
Catlin Insurance Co Ltd			Banks - 2.28%
7.25%, 12/31/2049(a)	67,475	60,390	Investment in Joint Trading Account;	$ 11,245	$ 11,245
Dai-ichi Life Insurance Co Ltd/The			Credit Suisse Repurchase Agreement;
7.25%, 12/31/2049(a)	19,750	20,123	0.05% dated 08/31/11 maturing
Everest Reinsurance Holdings Inc			09/01/11 (collateralized by US
6.60%, 05/15/2037(c)	25,820	23,432	Government Securities; $11,469,563;
Great-West Life & Annuity Insurance			4.25% - 8.00%; dated 11/15/21 -
Capital LP			05/15/39)
6.63%, 11/15/2034(a)	4,000	3,797	Investment in Joint Trading Account;	28,112	28,112
Great-West Life & Annuity Insurance			Deutsche Bank Repurchase
Capital LP II			Agreement; 0.06% dated 08/31/11
7.15%, 05/16/2046(a),(c)	4,750	4,524	maturing 09/01/11 (collateralized by
Liberty Mutual Group Inc			US Government Securities;
10.75%, 06/15/2058(a),(c)	16,800	20,664	$28,673,910; 0.44% - 1.63%; dated
7.00%, 03/15/2037(a),(c)	2,700	2,480	08/28/12 - 10/26/15)
7.80%, 03/15/2037(a)	10,888	10,235	Investment in Joint Trading Account; JP	5,622	5,622
Liberty Mutual Insurance Co			Morgan Repurchase Agreement;
7.70%, 10/15/2097(a)	32,500	30,053	0.03% dated 08/31/11 maturing
Lincoln National Corp			09/01/11 (collateralized by US
6.05%, 04/20/2067(c)	2,520	2,230	Government Securities; $5,734,782;
7.00%, 05/17/2066(c)	12,775	11,881	0.00% - 6.90%; dated 07/10/13 -
MetLife Capital Trust IV			03/17/31)
7.88%, 12/15/2037(a)	29,200	29,784	Investment in Joint Trading Account;	21,435	21,435
MetLife Capital Trust X			Merrill Lynch Repurchase Agreement;
9.25%, 04/08/2038(a)	13,335	15,735	0.04% dated 08/31/11 maturing
MMI Capital Trust I			09/01/11 (collateralized by US
7.63%, 12/15/2027	1,073	1,181	Government Securities; $21,863,226;
Nationwide Financial Services			0.00% - 5.50%; dated 08/20/12 -
6.75%, 05/15/2037	70,095	60,282	03/14/36)
Oil Insurance Ltd
3.23%, 12/29/2049(a),(c)	3,095	2,874
Progressive Corp/The
6.70%, 06/15/2037	5,550	5,495
Prudential PLC
11.75%, 12/29/2049(c)	3,200	3,579
6.50%, 06/29/2049	20,400	18,003
7.75%, 12/16/2049	4,800	4,656
Reinsurance Group of America Inc
6.75%, 12/15/2065(c)	10,300	9,670

See accompanying notes.			68

Schedule of Investments
Preferred Securities Fund
August 31, 2011

REPURCHASE AGREEMENTS	Maturity Amount
(continued)	(000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account;	$ 10,401	$ 10,401
Morgan Stanley Repurchase
Agreement; 0.04% dated 08/31/11
maturing 09/01/11 (collateralized by
US Government Securities;
$10,609,346; 0.63% - 1.75%; dated
06/15/12 - 08/10/15)
$ 76,815
TOTAL REPURCHASE AGREEMENTS		$ 76,815
Total Investments		$ 3,338,549
Other Assets in Excess of Liabilities, Net - 1.04%		$ 34,950
TOTAL NET ASSETS - 100.00%		$ 3,373,499

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $707,858 or 20.98% of net assets.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at August 31, 2011.
(d)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 364,281
Unrealized Depreciation	(78,708)
Net Unrealized Appreciation (Depreciation)	$ 285,573
Cost for federal income tax purposes	$ 3,045,429
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	83 .86%
Utilities	6.97%
Communications	4.23%
Consumer, Cyclical	1.44%
Government	1.10%
Energy	0.79%
Industrial	0.48%
Exchange Traded Funds	0.09%
Other Assets in Excess of Liabilities, Net	1.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

69

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2011

COMMON STOCKS - 94.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Automobile Manufacturers - 0.42%			Hand & Machine Tools - 1.59%
New Flyer Industries Inc	1,137,000	$ 720	Snap-on Inc	65,083	$ 3,444
New Flyer Industries Inc	28,900	181

		$ 901	Healthcare - Products - 0.51%
Automobile Parts & Equipment - 1.01%			Meridian Bioscience Inc	60,161	1,113
Autoliv Inc	39,366	2,197
			Healthcare - Services - 1.26%
Banks - 8.14%			CML HealthCare Inc	311,001	2,737
City Holding Co	61,997	1,883
Community Trust Bancorp Inc	108,573	2,742	Housewares - 0.61%
First Financial Bancorp	69,629	1,112	Newell Rubbermaid Inc	94,934	1,314
FirstMerit Corp	166,380	2,073
FNB Corp/PA	323,290	2,900
Sterling Bancorp/NY	238,531	2,047	Insurance - 6.86%
Trustco Bank Corp NY	487,030	2,274	Fidelity National Financial Inc	157,808	2,681
Washington Trust Bancorp Inc	120,951	2,611	Harleysville Group Inc	92,641	2,656
		$ 17,642	HCC Insurance Holdings Inc	102,334	2,992
			OneBeacon Insurance Group Ltd	165,183	2,300
Chemicals - 5.95%			United Fire & Casualty Co	88,635	1,605
Canexus Corp	583,780	3,815	Validus Holdings Ltd	101,307	2,616
Huntsman Corp	203,576	2,669			$ 14,850
RPM International Inc	167,466	3,490
Sensient Technologies Corp	80,078	2,911	Investment Companies - 1.35%
		$ 12,885	Apollo Investment Corp	321,837	2,925

Coal - 0.72%
Alliance Resource Partners LP	21,736	1,562	Machinery - Diversified - 1.39%
			IDEX Corp	80,729	3,001

Commercial Services - 1.61%
Landauer Inc	42,932	2,214	Media - 1.22%
McGrath Rentcorp	53,782	1,282	Sinclair Broadcast Group Inc	339,172	2,649
		$ 3,496

Consumer Products - 1.12%			Miscellaneous Manufacturing - 0.63%
Tupperware Brands Corp	36,367	2,418	Barnes Group Inc	58,880	1,355

Electric - 5.49%			Oil & Gas - 4.41%
Alliant Energy Corp	51,709	2,098	Daylight Energy Ltd	362,696	2,934
Great Plains Energy Inc	110,355	2,157	Vermilion Energy Inc	74,444	3,480
Integrys Energy Group Inc	28,489	1,426	Zargon Oil & Gas Ltd	179,364	3,134
Pepco Holdings Inc	190,852	3,718			$ 9,548
SCANA Corp	61,926	2,491	Packaging & Containers - 1.09%
		$ 11,890	Packaging Corp of America	93,033	2,358
Electrical Components & Equipment - 3.07%
Hubbell Inc	55,604	3,288	Pipelines - 2.31%
Molex Inc	153,828	3,361	Atlas Pipeline Partners LP	106,993	3,255
		$ 6,649	Oneok Inc	24,774	1,756
Electronics - 2.84%					$ 5,011
Delta Electronics Thai PCL	1,590,800	1,162	Private Equity - 1.27%
Garmin Ltd	97,401	3,266	Hercules Technology Growth Capital Inc	289,966	2,755
Gentex Corp	66,294	1,720
		$ 6,148
			REITS - 14.00%
Entertainment - 0.69%			Agree Realty Corp	117,898	2,635
OPAP SA ADR	240,843	1,484	American Capital Agency Corp	129,699	3,698
			CapLease Inc	414,879	1,655
Food - 1.77%			Capstead Mortgage Corp	366,003	4,871
B&G Foods Inc	211,088	3,844	Digital Realty Trust Inc	77,534	4,633
			EastGroup Properties Inc	24,391	986
			Hatteras Financial Corp	120,378	3,324
Forest Products & Paper - 1.52%			Medical Properties Trust Inc	369,239	3,947
Kimberly-Clark de Mexico SAB de CV	111,329	3,295	National Retail Properties Inc	64,102	1,747
ADR			Omega Healthcare Investors Inc	156,236	2,836
					$ 30,332

Gas - 2.78%			Retail - 3.15%
Just Energy Group Inc	247,669	3,222	Guess? Inc	94,820	3,235
Vectren Corp	102,336	2,801	Suburban Propane Partners LP	75,431	3,582
		$ 6,023			$ 6,817

See accompanying notes.

70

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity Amount

Savings & Loans - 1.14%			(continued)	(000's)	Value (000's)
Capitol Federal Financial Inc	230,995	$ 2,479	Banks (continued)
			Investment in Joint Trading Account;	$ 1,179	$ 1,179
			Merrill Lynch Repurchase Agreement;
Semiconductors - 4.23%			0.04% dated 08/31/11 maturing
Maxim Integrated Products Inc	200,328	4,618
Microchip Technology Inc	138,734	4,553	09/01/11 (collateralized by US
			Government Securities; $1,202,718;
		$ 9,171	0.00% - 5.50%; dated 08/20/12 -
Software - 1.24%			03/14/36)
Computer Programs & Systems Inc	38,078	2,697	Investment in Joint Trading Account;	572	572
			Morgan Stanley Repurchase
			Agreement; 0.04% dated 08/31/11
Telecommunications - 4.01%			maturing 09/01/11 (collateralized by
Consolidated Communications Holdings	187,758	3,588	US Government Securities; $583,631;
Inc			0.63% - 1.75%; dated 06/15/12 -
Harris Corp	97,266	3,925	08/10/15)
Windstream Corp	91,558	1,163			$ 4,226
		$ 8,676	TOTAL REPURCHASE AGREEMENTS		$ 4,226
Toys, Games & Hobbies - 1.38%			Total Investments		$ 215,286
Hasbro Inc	76,971	2,982	Other Assets in Excess of Liabilities, Net - 0.62%		$ 1,339
			TOTAL NET ASSETS - 100.00%		$ 216,625
Transportation - 1.93%
Alexander & Baldwin Inc	56,803	2,410
Ship Finance International Ltd	111,168	1,768
		$ 4,178
			Unrealized Appreciation (Depreciation)
Trucking & Leasing - 2.18%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Fly Leasing Ltd ADR	183,494	2,250	cost of investments held as of the period end were as follows:
TAL International Group Inc	84,881	2,479
		$ 4,729	Unrealized Appreciation		$ 2,310
TOTAL COMMON STOCKS		$ 205,555	Unrealized Depreciation		(16,932)
CONVERTIBLE PREFERRED			Net Unrealized Appreciation (Depreciation)		$ (14,622)
STOCKS - 1.86%	Shares Held	Value (000's)	Cost for federal income tax purposes		$ 229,908
REITS - 1.86%			All dollar amounts are shown in thousands (000's)
CommonWealth REIT 6.50%; Series D	91,436	1,943
Entertainment Properties 9.00%; Series E	75,617	2,079	Portfolio Summary (unaudited)
		$ 4,022	Sector		Percent
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 4,022	Financial		37 .25%
			Industrial		14 .72%
PREFERRED STOCKS - 0.68%	Shares Held	Value (000's)	Utilities		8.27%
REITS - 0.68%			Basic Materials		7.47%
Alexandria Real Estate Equities Inc	59,423	1,483	Energy		7.44%
			Consumer, Cyclical		7.26%
TOTAL PREFERRED STOCKS		$ 1,483	Consumer, Non-cyclical		6.27%
REPURCHASE AGREEMENTS -	Maturity Amount		Technology		5.48%
1.95%	(000's)	Value (000's)	Communications		5.22%
			Other Assets in Excess of Liabilities, Net		0.62%
Banks - 1.95%			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account;	$ 619	$ 619
Credit Suisse Repurchase Agreement;
0.05% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $630,953;
4.25% - 8.00%; dated 11/15/21 -
05/15/39)
Investment in Joint Trading Account;	1,546	1,547
Deutsche Bank Repurchase
Agreement; 0.06% dated 08/31/11
maturing 09/01/11 (collateralized by
US Government Securities;
$1,577,381; 0.44% - 1.63%; dated
08/28/12 - 10/26/15)
Investment in Joint Trading Account; JP	309	309
Morgan Repurchase Agreement;
0.03% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $315,476;
0.00% - 6.90%; dated 07/10/13 -
03/17/31)

See accompanying notes.			71

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
BOND MARKET INDEX FUND
Class J shares
2011	$10 .65	$0.21	$0 .16	$0 .37	($0 .14)	($0 .02)	($0 .16)	$10.86
2010(d)	10.17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2011	10.71	0 .28	0 .17	0 .45	( 0 .19)	(0.02)	( 0 .21)	10 .95
2010(h)	10.00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2011	10.65	0 .18	0 .17	0 .35	( 0 .13)	(0.02)	( 0 .15)	10 .85
2010(h)	10.00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2011	10.66	0 .20	0 .17	0 .37	( 0 .15)	(0.02)	( 0 .17)	10 .86
2010(h)	10.00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2011	10.67	0 .22	0 .17	0 .39	( 0 .15)	(0.02)	( 0 .17)	10 .89
2010(h)	10.00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2011	10.68	0 .24	0 .17	0 .41	( 0 .17)	(0.02)	( 0 .19)	10 .90
2010(h)	10.00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2011	10.69	0 .25	0 .17	0 .42	( 0 .17)	(0.02)	( 0 .19)	10 .92
2010(h)	10.00	0 .16	0 .53	0 .69	–	–	–	10 .69
DIVERSIFIED REAL ASSET FUND
Institutional shares
2011	10.14	0 .15	1 .64	1 .79	( 0 .04)	(0.02)	( 0 .06)	11 .87
2010(d)	10.00	0 .05	0 .11	0 .16	( 0 .02)	–	( 0 .02)	10 .14
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2011	9.10	0 .28	0 .60	0 .88	( 0 .17)	(0.01)	( 0 .18)	9 .80
2010(h)	10.00	0 .17	( 1 .07)	( 0 .90)	–	–	–	9.10
R-1 shares
2011	9.05	0 .19	0 .60	0 .79	( 0 .17)	(0.01)	( 0 .18)	9 .66
2010(h)	10.00	0 .12	( 1 .07)	( 0 .95)	–	–	–	9.05
R-2 shares
2011	9.05	0 .20	0 .60	0 .80	( 0 .14)	(0.01)	( 0 .15)	9 .70
2010(h)	10.00	0 .09	( 1 .04)	( 0 .95)	–	–	–	9.05
R-3 shares
2011	9.07	0 .28	0 .54	0 .82	( 0 .17)	(0.01)	( 0 .18)	9 .71
2010(h)	10.00	0 .10	( 1 .03)	( 0 .93)	–	–	–	9.07
R-4 shares
2011	9.08	0 .27	0 .57	0 .84	( 0 .15)	(0.01)	( 0 .16)	9 .76
2010(h)	10.00	0 .17	( 1 .09)	( 0 .92)	–	–	–	9.08
R-5 shares
2011	9.08	0 .27	0 .59	0 .86	( 0 .16)	(0.01)	( 0 .17)	9 .77
2010(h)	10.00	0 .09	( 1 .01)	( 0 .92)	–	–	–	9.08

See accompanying notes.

72

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

				Ratio of Net
	Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income
	Period (in	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	thousands)	Assets	Net Assets	Assets	Turnover Rate

3.56%(b)	$30,271	0.87%	1 .01%(c)	2 .00%	84 .6%
4.72 (b),(e)	29,318	1.29 (f)	1 .37 (c),(f)	1 .57 (f)	216 .8 (f)

4.30	965,143	0.27	0 .27 (g)	2 .60	84 .6
7.10 (e)	530,223	0.26 (f)	0 .26 (f),(g)	2 .54 (f)	216 .8 (f)

3.31	1,538	1.14	1 .14 (g)	1 .73	84 .6
6.50 (e)	2,133	1.15 (f)	1 .16 (f),(g)	1 .70 (f)	216 .8 (f)

3.50	3,469	1.01	1 .01 (g)	1 .86	84 .6
6.60 (e)	3,814	1.02 (f)	1 .02 (f),(g)	1 .83 (f)	216 .8 (f)

3.74	5,716	0.83	0 .83 (g)	2 .04	84 .6
6.70 (e)	5,206	0.84 (f)	0 .84 (f),(g)	2 .01 (f)	216 .8 (f)

3.90	5,894	0.64	0 .64 (g)	2 .23	84 .6
6.80 (e)	2,675	0.65 (f)	0 .65 (f),(g)	2 .20 (f)	216 .8 (f)

4.05	11,004	0.52	0 .52 (g)	2 .35	84 .6
6.90 (e)	9,296	0.53 (f)	0 .52 (f),(g)	2 .34 (f)	216 .8 (f)

17.74	553,852	0.87	0 .87	1 .31	59 .7
1.57 (e)	173,814	0.90 (f)	0 .90 (f),(g)	1 .16 (f)	38 .1 (f)

9.59	534,403	0.37	0 .38 (g)	2 .69	31 .4
(9 .00) (e)	343,101	0.35 (f)	0 .38 (f),(g)	2 .74 (f)	48 .3 (f)

8.64	22	1.26	1 .26 (g)	1 .85	31 .4
(9 .50) (e)	9	1 .23 (f)	3 .25 (f),(g)	1 .92 (f)	48 .3 (f)

8.79	61	1.13	1 .13 (g)	1 .87	31 .4
(9 .50) (e)	47	1 .10 (f)	1 .90 (f),(g)	1 .43 (f)	48 .3 (f)

8.90	1,068	0.95	0 .95 (g)	2 .68	31 .4
(9 .30) (e)	55	0 .92 (f)	1 .76 (f),(g)	1 .54 (f)	48 .3 (f)

9.15	4,078	0.76	0 .76 (g)	2 .53	31 .4
(9 .20) (e)	1,089	0 .73 (f)	0 .77 (f),(g)	2 .78 (f)	48 .3 (f)

9.33	4,069	0.64	0 .64 (g)	2 .53	31 .4
(9 .20) (e)	1,652	0 .61 (f)	0 .66 (f),(g)	1 .48 (f)	48 .3 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

73

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PREFERRED SECURITIES FUND
Class J shares
2011	$9 .70	$0.55	$0 .01	$0 .56	($0 .55)	($0 .06)	($0 .61)	$9 .65
2010(d)	8.74	0 .47	0 .97	1 .44	( 0 .48)	–	( 0 .48)	9 .70
2009(g)	6.59	0 .55	2 .15	2 .70	( 0 .55)	–	( 0 .55)	8 .74
2008(g)	9.97	0 .53	( 3 .39)	( 2 .86)	( 0 .52)	–	( 0 .52)	6 .59
2007(g)	10.62	0 .53	( 0 .63)	( 0 .10)	( 0 .55)	–	( 0 .55)	9 .97
Institutional shares
2011	9.82	0 .62	0 .01	0 .63	( 0 .61)	(0.06)	( 0 .67)	9 .78
2010(d)	8.84	0 .53	0 .99	1 .52	( 0 .54)	–	( 0 .54)	9 .82
2009(g)	6.66	0 .61	2 .17	2 .78	( 0 .60)	–	( 0 .60)	8 .84
2008(g)	10.07	0 .60	( 3 .43)	( 2 .83)	( 0 .58)	–	( 0 .58)	6 .66
2007(g)	10.73	0 .61	( 0 .63)	( 0 .02)	( 0 .64)	–	( 0 .64)	10 .07
R-1 shares
2011	9.79	0 .53	0 .02	0 .55	( 0 .53)	(0.06)	( 0 .59)	9 .75
2010(d)	8.82	0 .46	0 .98	1 .44	( 0 .47)	–	( 0 .47)	9 .79
2009(g)	6.65	0 .54	2 .17	2 .71	( 0 .54)	–	( 0 .54)	8 .82
2008(g)	10.05	0 .52	( 3 .42)	( 2 .90)	( 0 .50)	–	( 0 .50)	6 .65
2007(g)	10.70	0 .51	( 0 .62)	( 0 .11)	( 0 .54)	–	( 0 .54)	10 .05
R-2 shares
2011	9.75	0 .54	0 .02	0 .56	( 0 .54)	(0.06)	( 0 .60)	9 .71
2010(d)	8.79	0 .47	0 .97	1 .44	( 0 .48)	–	( 0 .48)	9 .75
2009(g)	6.62	0 .55	2 .17	2 .72	( 0 .55)	–	( 0 .55)	8 .79
2008(g)	10.02	0 .53	( 3 .41)	( 2 .88)	( 0 .52)	–	( 0 .52)	6 .62
2007(g)	10.67	0 .51	( 0 .61)	( 0 .10)	( 0 .55)	–	( 0 .55)	10 .02
R-3 shares
2011	9.78	0 .56	0 .01	0 .57	( 0 .56)	(0.06)	( 0 .62)	9 .73
2010(d)	8.81	0 .49	0 .98	1 .47	( 0 .50)	–	( 0 .50)	9 .78
2009(g)	6.63	0 .57	2 .17	2 .74	( 0 .56)	–	( 0 .56)	8 .81
2008(g)	10.04	0 .55	( 3 .43)	( 2 .88)	( 0 .53)	–	( 0 .53)	6 .63
2007(g)	10.69	0 .55	( 0 .63)	( 0 .08)	( 0 .57)	–	( 0 .57)	10 .04
R-4 shares
2011	9.77	0 .59	–	0 .59	( 0 .58)	(0.06)	( 0 .64)	9 .72
2010(d)	8.80	0 .50	0 .98	1 .48	( 0 .51)	–	( 0 .51)	9 .77
2009(g)	6.63	0 .58	2 .17	2 .75	( 0 .58)	–	( 0 .58)	8 .80
2008(g)	10.03	0 .57	( 3 .42)	( 2 .85)	( 0 .55)	–	( 0 .55)	6 .63
2007(g)	10.70	0 .56	( 0 .63)	( 0 .07)	( 0 .60)	–	( 0 .60)	10 .03
R-5 shares
2011	9.79	0 .60	0 .01	0 .61	( 0 .59)	(0.06)	( 0 .65)	9 .75
2010(d)	8.81	0 .49	1 .01	1 .50	( 0 .52)	–	( 0 .52)	9 .79
2009(g)	6.64	0 .59	2 .17	2 .76	( 0 .59)	–	( 0 .59)	8 .81
2008(g)	10.05	0 .58	( 3 .43)	( 2 .85)	( 0 .56)	–	( 0 .56)	6 .64
2007(g)	10.71	0 .57	( 0 .62)	( 0 .05)	( 0 .61)	–	( 0 .61)	10 .05

See accompanying notes.

74

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets	Assets	Turnover Rate

5.80%(b)	$28,544	1.33%	1 .46%(c)	5 .57%	16 .8%
16.97 (b),(e)	27,450	1.45 (f)	1 .51 (c),(f)	6 .19 (f)	23 .4 (f)
43.45 (b)	22,511	1.50	1 .55 (c)	7 .73	26 .2
(29.84) (b)	16,099	1.46	–	5 .94	18 .7
(1 .03) (b)	25,471	1.51	–	5 .05	33 .9

6.43	1,519,392	0.76	0 .76 (h)	6 .16	16 .8
17.67 (e)	1,292,939	0.75 (f)	–	6.89 (f)	23.4 (f)
44.52	1,279,494	0.74	–	8 .52	26 .2
(29.34)	909,039	0.74	–	6 .70	18 .7
(0 .26)	712,347	0.75	–	5 .80	33 .9

5.56	1,328	1.60	–	5 .28	16 .8
16.77 (e)	1,458	1.60 (f)	–	6.01 (f)	23.4 (f)
43.25	1,272	1.61	–	7 .44	26 .2
(29.92)	593	1.62	–	5 .83	18 .7
(1 .12)	545	1.63	–	4 .86	33 .9

5.72	731	1.47	–	5 .39	16 .8
16.86 (e)	919	1.47 (f)	–	6.14 (f)	23.4 (f)
43.60	1,054	1.48	–	7 .70	26 .2
(29.91)	667	1.49	–	5 .96	18 .7
(0 .98)	681	1.49	–	5 .00	33 .9

5.80	3,704	1.29	–	5 .59	16 .8
17.09 (e)	1,962	1.29 (f)	–	6.37 (f)	23.4 (f)
43.92	1,657	1.30	–	8 .16	26 .2
(29.83)	1,518	1.31	–	6 .16	18 .7
(0 .78)	1,911	1.32	–	5 .23	33 .9

5.99	923	1.10	–	5 .85	16 .8
17.29 (e)	2,130	1.10 (f)	–	6.55 (f)	23.4 (f)
44.04	2,218	1.11	–	8 .18	26 .2
(29.63)	1,710	1.12	–	6 .34	18 .7
(0 .77)	234	1.12	–	5 .37	33 .9

6.23	1,528	0.98	–	5 .93	16 .8
17.46 (e)	656	0.98 (f)	–	6.31 (f)	23.4 (f)
44.16	1,098	0.99	–	7 .93	26 .2
(29.58)	492	1.00	–	6 .49	18 .7
(0 .54)	575	1.00	–	5 .45	33 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	For the period November 1 to October 31 in the year indicated.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

75

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total From	Net Asset		Net Assets, End of
	Beginning of	Income	Gain (Loss) on	Investment	Value, End		Period (in
	Period	(Loss)(a)	Investments	Operations	of Period	Total Return	thousands)
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2011(b)	$10 .00	$0.09	($0 .79)	($0 .70)	$9 .30	(7 .00)%(c)	$212,818

See accompanying notes.

76

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

Ratio of Net
Ratio of Expenses	Investment Income
to Average Net	to Average Net	Portfolio
Assets	Assets	Turnover Rate

0.86%(d)	3.79%(d)	43.5%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from June 6, 2011, date operations commenced, through August 31, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes.

77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund, (5 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2011, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 20, 2011

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. August 31, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
Expenses Paid
		Ending	During Period		Ending	Expenses Paid
	Beginning	Account Value March 1, 2011		Beginning	Account Value	During Period	Annualized
	Account Value	August 31,	to August 31,	Account Value	August 31,	March 1, 2011 to	Expense
	March 1, 2011	2011	2011(a)	March 1, 2011	2011	August 31, 2011(a)	Ratio
Bond Market Index Fund
Class J	$1,000.00	$1,050.29	$4.55	$1,000.00	$1,020.77	$4.48	0.88%
Institutional	1,000.00	1,053.90	1.40	1,000.00	1,023.84	1.38	0.27
R-1	1,000.00	1,048.31	5.89	1,000.00	1,019.46	5.80	1.14
R-2	1,000.00	1,049.28	5.22	1,000.00	1,020.11	5.14	1.01
R-3	1,000.00	1,051.16	4.29	1,000.00	1,021.02	4.23	0.83
R-4	1,000.00	1,051.11	3.31	1,000.00	1,021.98	3.26	0.64
R-5	1,000.00	1,052.02	2.69	1,000.00	1,022.58	2.65	0.52

Diversified Real Asset Fund
Institutional	1,000.00	991.65	4.37	1,000.00	1,020.82	4.43	0.87

International Equity Index Fund
Institutional	1,000.00	886.08	1.90	1,000.00	1,023.19	2.04	0.40
R-1	1,000.00	883.00	6.08	1,000.00	1,018.75	6.51	1.28
R-2	1,000.00	882.62	5.46	1,000.00	1,019.41	5.85	1.15
R-3	1,000.00	883.53	4.61	1,000.00	1,020.32	4.94	0.97
R-4	1,000.00	884.06	3.70	1,000.00	1,021.27	3.97	0.78
R-5	1,000.00	884.16	3.13	1,000.00	1,021.88	3.36	0.66

Preferred Securities Fund
Class J	1,000.00	998.17	6.65	1,000.00	1,018.55	6.72	1.32
Institutional	1,000.00	1,001.95	3.89	1,000.00	1,021.32	3.92	0.77
R-1	1,000.00	997.74	8.06	1,000.00	1,017.14	8.13	1.60
R-2	1,000.00	998.36	7.40	1,000.00	1,017.80	7.48	1.47
R-3	1,000.00	998.37	6.50	1,000.00	1,018.70	6.56	1.29
R-4	1,000.00	999.19	5.54	1,000.00	1,019.66	5.60	1.10
R-5	1,000.00	1,000.91	4.94	1,000.00	1,020.27	4.99	0.98

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2011 (unaudited)

		Actual			Hypothetical
Expenses Paid
		Ending	During Period		Ending	Expenses Paid
	Beginning	Account Value	March 1, 2011	Beginning	Account Value	During Period	Annualized
	Account Value	August 31,	to August 31,	Account Value	August 31,	March 1, 2011 to	Expense
	March 1, 2011	2011	2011(a)	March 1, 2011	2011	August 31, 2011(a)	Ratio

Small-MidCap Dividend Income Fund
Institutional	$1,000.00	$930.00	$1.96(b)	$1,000.00	$1,020.87	$4.38	0.86%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 6, 2011 to August 31, 2011), multiplied by 86/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines,
IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of
Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated January 1, 2011 and June 6, 2011, and the Statement of Additional Information dated January 1, 2011 and June 6, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

On December 13, 2010, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement (the “Subadvisory Agreement”) related to the hiring of Edge Asset Management (“Edge” or the “Subadvisor”) for the Small-MidCap Dividend Income Fund (the “Fund”); and (2) an amended and restated management agreement (“Management Agreement”) with Principal Management Corporation (the “Manager”) related to the addition of the Fund. The Fund’s registration statement became effective on June 6, 2011 and shares of the Fund were first offered to the public on this date.

Edge Subadvisory Agreement and Management Agreement with the Manager

At the December 13, 2010 meeting, the Board considered whether to approve the Subadvisory Agreement with the Subadvisor related to the Fund and the Management Agreement with the Manager related to the Fund. The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2010, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the subadvisor, investment approach of the subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Fund and that the Manager recommended the Subadvisor for the Fund based upon that program.

As the Fund was a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of the Subadvisor’s composite portfolio with an investment strategy similar to the portfolio strategy proposed for the Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of September 30, 2010, the Subadvisor’s composite performance had outperformed the relevant benchmark index over the last one year, three year, and since inception (March 1, 2007) periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s proposed management and subadvisory fee schedules. The Board noted that the Subadvisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fee proposed to be paid to the Subadvisor. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee and sub-advisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fee schedules were reasonable.

As the Fund was a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisor. The Board noted that, at least for the first year of operations, the profitability of the Fund was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that they had previously reviewed the Subadvisor’s soft dollar practices.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. August 31, 2011 (unaudited)

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2011, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Diversified Real Asset Fund	3%	Preferred Securities Fund	4%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2011, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage
Diversified Real Asset Fund	6%	Preferred Securities Fund	18%
International Equity Index Fund	83%

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2011, are as follows:

Foreign Taxes
Per Share
International Equity Index Fund	$.0256

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV690-01 | 08/2011 | #t11091201jl © 2011 Principal Financial Services, Inc.

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Annual Report

August 31, 2011

Table of Contents

Letter from the President	1
Market Highlights	2
Diversified Real Asset Fund	4
Preferred Securities Fund	6
Glossary	8
Financial Statements	9
Notes to Financial Statements	14
Schedules of Investments	25
Financial Highlights	36
Report of Registered Independent Public Accounting Firm	38
Shareholder Expense Example	39
Supplemental Information	40

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE •RETIREMENT LEADERSHIP

Nora Everett President and CEO, Principal Funds

Dear Shareholder,

The sustained period of steady growth that global economies were experiencing six months ago had slowed to a sluggish pace as of the date of this report (August 31, 2011). A series of significant international events — from Japan’s massive March 11, 2011 earthquake to geopolitical turmoil in the Middle East and North Africa to continued concerns over government policy and economic uncertainty in the European Union and the U.S. — eventually took a toll on international and domestic economies. Stock markets tended to follow suit, subjecting investors to a bumpy ride.

In terms of your portfolio, we encourage you to maintain a diversified investment program — especially in light of the heightened market volatility. To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is spread across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.1

Investments to help you reach for your goals

To help you achieve your financial goals, we offer funds covering a wide range of investment needs and levels of risk, for all stages in life — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). We also offer investments structured to potentially provide income you can use today (for example, to help meet monthly income needs if you are already retired).

Within our fund family, you have clear choices for diversifying your portfolio. You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.2 Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

1 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

[2]	Source: FRC Quarterly LifeCycle Report, June 30, 2011

1

Economic & Financial Market Review

The global economy hit a “soft patch” in the second quarter of 2011 that continued through the date of this report (August 31, 2011), with growth moderating throughout the European Union, Asia and the U.S. Key reasons for the sluggish growth included the sudden drop in Japan’s production following March’s earthquake and tsunami, ongoing sovereign debt concerns in Europe triggered by troubles in Greece and economic policy issues in both Europe and the U.S.

In Japan, supply chain disruptions caused by the earthquake and tsunami slowed the global economy as critical components and products that Japan exports to the rest of the world suddenly became unavailable beginning in March. These natural disasters soon were upstaged in Europe, where investors focused their attention as the debt situation in Greece (and Spain and Italy) worsened in recent months. Although Greece passed some crucial austerity measures at the end of June, the country remains on the brink of insolvency. Questions loom about the ability and willingness of the euro zone to backstop losses and how a restructure or orderly default might be packaged.

As the situation in Greece darkened, the financial state of European banks, which hold a disproportionate amount of Greek debt (as well as debt of other ailing European nations such as Italy and Spain), came to the forefront. Investors began to lose confidence that key banks were capitalized enough to withstand additional losses from their troubled sovereign holdings (banks had already written down some of the debt that they hold on their books).

Meanwhile, policy makers in the U.S. spent much of the early summer mired in a dysfunctional policy debate on the debt ceiling. Uncertainty surrounding their ability to reach an agreement weighed heavily on investor sentiment. Although the gridlock was finally resolved, Standard & Poor’s did downgrade U.S. government debt. This action turned out to be a non-event as U.S. Treasury yields rallied in the days that followed. The rally in Treasuries proved two things: First, despite their ratings, Treasuries remained arguably the most liquid “safe haven” investment available, and second, investors were more concerned about the low-growth/no-growth environment than with the ability of the U.S. government to service its debts.

In its August 9th meeting, the Federal Open Market Committee indicated that growth had been slower than expected thus far in 2011. Important data points include:

  GDP grew at an annualized rate of 1.3% in the second quarter of 2011, up from 0.4% the prior quarter. Although positive, the growth was not rapid enough to bolster confidence, or more importantly, stimulate jobs growth.1
  Unemployment fell to 9.1% in August 2011.Though a modest improvement from 9.6% in August 2010, it remained stubbornly high.2
  On the real estate front, year-over-year comparisons were favorable for both existing home sales and new home sales, but housing prices weakened during the period. 3, 4 According to the S&P/Case-Shiller Home Price Index, home prices were down 5.9% for June 2011 relative to June 2010. Nationally, home prices were back to their early 2003 levels.5

Despite weakness in the last few months of the period (when macro events in the U.S. and Europe overshadowed generally favorable fundamentals in the public corporate sector, such as high cash levels and solid profitability), stocks were up across the globe for the one-year period. U.S. stocks (up 19.3%) fared the best, although international developed-market stocks (which returned 10.0%) and international emerging-market stocks (up 9.1%) were solidly positive.6

In the U.S., small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value stocks during the 12-month period. Stocks in the energy sector benefited U.S. stock performance the most (reflecting in part an increase in crude oil prices from $71.92 to $88.81).7 Meanwhile, in the face of regulatory uncertainty and tremendous volatility, financial stocks trailed materially.8

Fixed income lagged the broad equity markets but still managed positive returns for the year. High-yield corporate bonds (up 8.4%) and emerging-market debt (up 7.3%) generated the strongest gains; this in part reflected investors’ search for yield in a low-interest-rate environment and their willingness to take on risk within these sectors, where fundamentals had been favorable. Within the investment-grade universe, commercial mortgage-backed securities led with a 6.7% return, followed by mortgage-backed securities and corporate bonds. The slope of the yield curve remained relatively stable as the 10-year Treasury yield fell from 2.5% to 2.2%, while the 2-year Treasury yield fell from 0.5% to 0.2%.9 These results masked the volatility experienced in the interest rate market; rates were marching upward through December 2010, hitting a high of 3.5% before falling sharply to close out the period as macro concerns in the U.S. and Europe cast gloom on the market. Confirmation from the Federal Reserve that interest rates would remain at “exceptionally low levels” into 2013 served to further anchor short-term rates.

[1]	Bureau of Economic Analysis GDP Press Release, Third Estimate, September 29, 2011 www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
[2]	“Economic News Release: Employment Situation Summary,” September 2, 2011; www.bls.gov
[3]	National Association of Realtors: “Existing Home Sales Down in July but Up Strongly From a Year Ago;” www.realtor.org
[4]	U.S Census Bureau, “New Residential Sales in August 2011;” www.census.gov
[5]	“Nationally, Home Prices Went Up in the Second Quarter of 2011 According to the S&P/Case-Shiller Home Price Indices,” standardandpoors.com
[6]	U.S. stocks: Russell 3000 Index; international developed stocks: MSCI EAFE Index; international emerging stocks: MSCI Emerging Markets Index
[7]	FactSet, WTI, Cushing, OK
[8]	Source for all stock performance in paragraph: Russell family of indexes
[9]	US Benchmark Bond

2

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3

Diversified Real Asset Fund

Portfolio Managers:

Martin Hegarty	Christopher Burton, CFA	Neil P. Brown, CFA	Kelly D. Rush, CFA	H. Kevin Birzer, CFA
Stuart Spodek	Nelson Louie	David A. Kiefer , CFA	Principal Real Estate	Zachary A. Hamel, CFA
Brian Weinstein	Credit Suisse Asset	John “Jay” Saunders	Investors, LLC	Kennth P. Malvey, CFA
BlackRock Financial	Management, LLC	Jennison Associates, LLC		Terry C. Matlack, CFA
Management, Inc.				David J. Schulte, CFA
Tortoise Capital Advisors
LLC

What contributed to or detracted from Fund performance during the fiscal year?

Over the 12-month period, the portfolio benefited from an overweight to the Natural Resource Stocks sleeve (sub-advised by Jennison Associates) and an underweight to the U.S. Treasury Inflation-Protected Securities (TIPS) sleeve (sub-advised by BlackRock). The Commodities sleeve (sub-advised by Credit Suisse) outperformed its index for the period, which added to overall portfolio performance; commodity-linked note selection drove the sleeve's outperformance. An underweight to the Commodities sleeve negatively impacted portfolio returns for the period, as did an overweight to cash. The Real Estate (sub-advised by Principal Real Estate Investors), Master Limited Partnership (MLP) (sub-advised by Tortoise Capital Advisors), Natural Resource Stocks and TIPS sleeves underperformed their respective benchmarks for the period, which detracted from overall portfolio performance. The Natural Resource Stocks sleeve led the underperformance due to energy stock selection.

4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/12 for Class A and C; 12/31/11 for Class P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2011
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	17.31%	12.57%	3/16/10	-
	Including Sales Charge	12.96%	9.66%
Class C Shares	Excluding Sales Charge	16.44%	11.78%	3/16/10	-
	Including Sales Charge	15.44%	11.78%
Class P Shares	Excluding Sales Charge	17.52%	12.85%	9/27/10	3/16/10

Total Investment Expense as shown in the 1/1/11 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	2.73%	1.25%
Class C Shares	11.08%	2.00%
Class P Shares	3.48%	1.05%

Average annual total returns* including sales charge as of 6/30/11:
Class A Shares: 18.19% (1-year); 11.22% (since inception)
Class C Shares: 21.01% (1-year); 13.80% (since inception)
Class P Shares****: 23.14% (1-year); 14.89% (since inception)

See glossary on page 8 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

**** Class P Shares do not have a sales charge.

5

Preferred Securities Fund

Portfolio Managers:

L. Phillip Jacoby IV
Mark A. Lieb
Fernando Diaz
Roberto Giangregorio
Manu Krishnan, CFA
Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Investor optimism for continued economic recovery and growth drove the market higher until July of 2011. The low interest rates available across the curve made preferreds an attractive investment opportunity. The asset class enjoyed favorable technicals on the back of regulatory changes spurred by Basel-III and Dodd-Frank and changes in capital calculations at the major rating agencies. Regulators required banks and other financial institutions to become better capitalized over the period, which resulted in issuance of new forms of capital and provided a cushion for existing Tier 1 and hybrid paper. The mood changed towards the end of the period when the European sovereign debt crisis took center stage. European financials were under significant pressure during the last three months of the period due to increasing concerns about the solvency of Greece and other peripheral countries. Suntrust and Citigroup were among the top-performing securities within the portfolio, both benefitting from strong Dodd-Frank technicals. In the insurance sector, some of the top performers were Dai-Ichi Life, Prudential Financial and Liberty Mutual (the latter benefitted from a tender done by the issuer). The underperformers included RBS, Commerzbank, Societe Generale and BNP. These European banking names sold off due to concerns around the sovereign debt crisis. Bank of America was also a detractor due to the issue of mortgage put-backs. Uncertainty regarding the amount of settlement that the bank may have to pay, and the timing of these cash flows, led to its relative underperformance. Within the insurance sector, AXA detracted from returns due to its exposure to Spain and Italy. QBE Insurance Group and AllState preferreds also underperformed due to their poor earnings.

6

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns* as of August 31, 2011
					Since	Inception	Extended
		1-Year	3-Year	5-Year			Performance
					Inception	Date	Inception Date
Class A Shares	Excluding Sales Charge	6.04%	11.75%	5.09%	5.14%	6/28/05	5/1/02
	Including Sales Charge	2.10%	10.33%	4.28%	4.71%
Class C Shares	Excluding Sales Charge	5.26%	10.91%	4.29%	4.48%	1/16/07	5/1/02
	Including Sales Charge	4.27%	10.91%	4.29%	4.48%
Class P Shares	Excluding Sales Charge	6.24%	11.92%	5.20%	5.37%	9/27/10	5/1/02

Total Investment Expense as shown in the 1/1/11 prospectus
Gross/Net Expense Ratio
Class A Shares	1.11%
Class C Shares	1.85%
Class P Shares	0.86%

Average annual total returns* including sales charge as of 6/30/11:
Class A Shares: 12.63% (1-year); 5.73% (5-year); 5.10% (since inception)
Class C Shares: 15.04% (1-year); 5.73% (5-year); 4.89% (since inception)
Class P Shares****: 17.22% (1-year); 6.64% (5-year); 5.77% (since inception)

See glossary on page 8 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index

**** Class P Shares do not have a sales charge.

7

Glossary

Barclays Capital U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income Securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings Agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Inflation Protection Securities (TIPS) Index: An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Diversified Real Asset Custom Index:

Composed of 30% Barclays Capital U.S. Treasury TIPS Index, 20% MSCI U.S. REIT Index, 25% Dow Jones UBS Commodity Index, 15% S&P N.A. Natural Resources Index, and 10% Tortoise MLP Index.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Preferreds Blended Index:

Composed of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index

S&P North America Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2011

			Small-MidCap
	Diversified Real	Preferred	Dividend
Amounts in thousands, except per share amounts	Asset Fund	Securities Fund	Income Fund
Investment in securities--at cost	$ 655,838	$ 3,043,491	$ 230,029
Foreign currency--at cost	$ –	$ –	$ 173
Assets
Investment in securities--at value	$ 693,708	$ 3,338,549	$ 215,286
Foreign currency--at value	–	–	174
Cash	15,763	35	3
Receivables:
Dividends and interest	786	36,561	598
Expense reimbursement from Manager	20	–	14
Expense reimbursement from Distributor	–	3	–
Fund shares sold	5,987	32,080	76
Investment securities sold	195	54	1,243
Variation margin on futures contracts	136	–	–
Prepaid directors' expenses	–	–	1
Prepaid expenses	–	–	18
Total Assets	716,595	3,407,282	217,413
Liabilities
Accrued management and investment advisory fees	493	2,040	141
Accrued administrative service fees	–	1	–
Accrued distribution fees	49	755	1
Accrued service fees	–	2	–
Accrued transfer agent fees	44	830	1
Accrued directors' expenses	–	6	–
Accrued other expenses	18	173	–
Payables:
Dividends payable	–	16,521	–
Fund shares redeemed	480	6,391	–
Investment securities purchased	3,424	7,064	645
Variation margin on futures contracts	34	–	–
Total Liabilities	4,542	33,783	788
Net Assets Applicable to Outstanding Shares	$ 712,053	$ 3,373,499	$ 216,625
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 647,469	$ 3,183,080	$ 230,677
Accumulated undistributed (overdistributed) net investment income (loss)	5,551	2,633	1,716
Accumulated undistributed (overdistributed) net realized gain (loss)	21,148	(107,272)	(1,025)
Net unrealized appreciation (depreciation) of investments	37,885	295,058	(14,743)
Total Net Assets	$ 712,053	$ 3,373,499	$ 216,625
Capital Stock (par value: $.01 a share):
Shares authorized	450,000	755,000	700,000
Net Asset Value Per Share:
Class A: Net Assets	$ 90,355	$ 798,143	$ 3,697
Shares Issued and Outstanding	7,647	81,282	398
Net Asset Value per share	$ 11.82	$ 9.82	$ 9.28
Maximum Offering Price	$ 12.28	$ 10.20	$ 9.82
Class C: Net Assets	$ 37,833	$ 669,953	N/A
Shares Issued and Outstanding	3,229	68,273
Net Asset Value per share	$ 11.72 (a)	$ 9.81(a)
Class J: Net Assets	N/A	$ 28,544	N/A
Shares Issued and Outstanding		2,958
Net Asset Value per share		$ 9.65(a)
Class P: Net Assets	$ 30,013	$ 349,253	$ 110
Shares Issued and Outstanding	2,533	35,752	12
Net Asset Value per share	$ 11.85	$ 9.77	$ 9.38
Institutional: Net Assets	$ 553,852	$ 1,519,392	$ 212,818
Shares Issued and Outstanding	46,673	155,426	22,886
Net Asset Value per share	$ 11.87	$ 9.78	$ 9.30
R-1: Net Assets	N/A	$ 1,328	N/A
Shares Issued and Outstanding		136
Net Asset Value per share		$ 9.75
R-2: Net Assets	N/A	$ 731	N/A
Shares Issued and Outstanding		75
Net Asset Value per share		$ 9.71
R-3: Net Assets	N/A	$ 3,704	N/A
Shares Issued and Outstanding		381
Net Asset Value per share		$ 9.73
R-4: Net Assets	N/A	$ 923	N/A
Shares Issued and Outstanding		95
Net Asset Value per share		$ 9.72
R-5: Net Assets	N/A	$ 1,528	N/A
Shares Issued and Outstanding		157
Net Asset Value per share		$ 9.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Periods Ended August 31, 2011

			Small-MidCap
	Diversified Real	Preferred	Dividend
Amounts in thousands	Asset Fund	Securities Fund	Income Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$ 6,064	$ 121,601	$ 2,191
Withholding tax	(35)	–	(67)
Interest	5,923	101,050	1
Total Income	11,952	222,651	2,125
Expenses:
Management and investment advisory fees	4,604	22,885	370
Distribution fees - Class A	114	2,604	1
Distribution fees - Class C	155	6,524	N/A
Distribution fees - Class J	N/A	130	N/A
Distribution fees - R-1	N/A	5	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	6	N/A
Distribution fees - R-4	N/A	2	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	2	N/A
Administrative service fees - R-3	N/A	2	N/A
Registration fees - Class A	24	122	20
Registration fees - Class C	25	48	N/A
Registration fees - Class J	N/A	20	N/A
Registration fees - Class P	12	16	20
Registration fees - Institutional	38	222	20
Service fees - R-1	N/A	4	N/A
Service fees - R-2	N/A	2	N/A
Service fees - R-3	N/A	6	N/A
Service fees - R-4	N/A	5	N/A
Service fees - R-5	N/A	3	N/A
Shareholder reports - Class A	1	106	–
Shareholder reports - Class C	–	62	N/A
Shareholder reports - Class J	N/A	13	N/A
Shareholder reports - Institutional	1	98	–
Transfer agent fees - Class A	73	1,168	1
Transfer agent fees - Class C	23	758	N/A
Transfer agent fees - Class J	N/A	53	N/A
Transfer agent fees - Class P	6	12	–
Transfer agent fees - Institutional	7	309	1
Custodian fees	16	29	2
Directors' expenses	4	61	–
Professional fees	31	31	1
Other expenses	4	95	–
Total Gross Expenses	5,138	35,409	436
Less: Reimbursement from Manager - Class A	34	–	20
Less: Reimbursement from Manager - Class C	27	–	N/A
Less: Reimbursement from Manager - Class P	–	–	21
Less: Reimbursement from Distributor - Class J	N/A	38	N/A
Total Net Expenses	5,077	35,371	395
Net Investment Income (Loss)	6,875	187,280	1,730

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	24,100	71,713	(1,035)
Foreign currency transactions	(188)	–	(4)
Futures contracts	(1,837)	–	–
Change in unrealized appreciation/depreciation of:
Investments	36,018	(90,734)	(14,743)
Futures contracts	21	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	58,114	(19,021)	(15,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 64,989	$ 168,259	$ (14,052)

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Diversified Real Asset Fund
					Year Ended	Period Ended
					August 31, 2011	August 31, 2010(a)
Operations
Net investment income (loss)					$ 6,875	$ 916
Net realized gain (loss) on investments, futures, and foreign
currency transactions					22,075	(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies					36,039	1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations			64,989	2,715

Dividends and Distributions to Shareholders
From net investment income					(1,763)	(280)
From net realized gain on investments					(1,077)	–
				Total Dividends and Distributions	(2,840)	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions					465,149	182,320
				Total increase (decrease) in net assets	527,298	184,755

Net Assets
Beginning of period					184,755	–
End of period (including undistributed net investment income as set forth below)					$ 712,053	$ 184,755
Undistributed (overdistributed) net investment income (loss)					$ 5,551	$ 608

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 95,520 $	38,167	$ 34,211	$ 362,318
Reinvested	103	14	–	2,718
Redeemed	(17,405)	(1,849)	(3,946)	(44,702)
Net Increase (Decrease)	$ 78,218 $	36,332	$ 30,265	$ 320,334
Shares:
Sold	8,170	3,251	2,869	33,133
Reinvested	9	1	–	241
Redeemed	(1,478)	(158)	(336)	(3,847)
Net Increase (Decrease)	6,701	3,094	2,533	29,527

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 9,629 $	1,350	N/A	$ 171,171
Reinvested	8	–	N/A	272
Redeemed	(110)	–	N/A	–
Net Increase (Decrease)	$ 9,527 $	1,350	N/A	$ 171,443
Shares:
Sold	956	135	N/A	17,118
Reinvested	1	–	N/A	28
Redeemed	(11)	–	N/A	–
Net Increase (Decrease)	946	135	N/A	17,146

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (58) $	(6) $	–	$ (1,699)
From net realized gain on
investments	(49)	(9)	–	(1,019)
Total Dividends and
Distributions	$ (107) $	(15) $	–	$ (2,718)

Period Ended August 31, 2010(a)
From net investment
income	$ (8) $	–	N/A	$ (272)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (8) $	–	N/A	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund

								Year Ended		Period Ended
								August 31, 2011		August 31, 2010(a)
Operations
Net investment income (loss)								$ 187,280		$ 135,230
Net realized gain (loss) on investments, futures, and foreign
currency transactions									71,713	46,792
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies									(90,734)	213,281
		Net Increase (Decrease) in Net Assets Resulting from Operations							168,259	395,303

Dividends and Distributions to Shareholders
From net investment income									(185,495)	(136,444)
From net realized gain on investments									(18,007)	–
					Total Dividends and Distributions				(203,502)	(136,444)

Capital Share Transactions
Net increase (decrease) in capital share transactions									629,650	108,154
Redemption fees - Class A									–	2
Redemption fees - Class J									–	2
				Total increase (decrease) in net assets					594,407	367,017

Net Assets
Beginning of period									2,779,092	2,412,075
End of period (including undistributed net investment income as set forth below)								$ 3,373,499		$ 2,779,092
Undistributed (overdistributed) net investment income (loss)								$ 2,633		$ 68

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2011
Dollars:
Sold	$ 751,538	$ 228,675	$ 9,029	$ 395,723	$ 714,628	$ 363	$ 520 $	2,012	$ 489 $	1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131	77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)	(694)
Net Increase (Decrease)	$ (76,052) $	98,546	$ 1,341	$ 362,515	$ 242,130	$ (126) $	(183) $	1,818	$ (1,245) $	906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49	152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13	8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)	(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)	90
Period Ended August 31, 2010
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	N/A	$ 381,542	$ 301	$ 812 $	492	$ 326 $	1,565
Reinvested	24,947	10,651	1,282	N/A	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	N/A	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	N/A	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	N/A	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	N/A	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	N/A	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	N/A	(13,045)	5	(26)	13	(34)	(58)

Distributions:
Year Ended August 31, 2011
From net investment
income	$ (58,876) $	(32,489) $	(1,607) $	(5,460) $	(86,617) $	(78) $	(45) $	(133) $	(118) $	(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)	(5)
Total Dividends and
Distributions	$ (64,985) $	(36,169) $	(1,773) $	(5,462) $	(94,622) $	(87) $	(51) $	(145) $	(131) $	(77)
Period Ended August 31, 2010
From net investment
income	$ (39,415) $ (24,176) $		(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $ (24,176) $		(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

12

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Small-MidCap
				Dividend
Amounts in thousands				Income Fund
				Period Ended
				August 31, 2011(a)
Operations
Net investment income (loss)				$ 1,730
Net realized gain (loss) on investments, futures, and foreign
currency transactions				(1,039)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies				(14,743)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(14,052)

Capital Share Transactions
Net increase (decrease) in capital share transactions				230,677
			Total increase (decrease) in net assets	216,625

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$ 216,625
Undistributed (overdistributed) net investment income (loss)				$ 1,716

	Class A	Class P	Institutional
Capital Share Transactions:
Period Ended August 31, 2011(a)
Dollars:
Sold	$ 3,925	$ 111	$ 226,679
Redeemed	(38)	–	–
Net Increase (Decrease)	$ 3,887	$ 111	$ 226,679
Shares:
Sold	402	12	22,886
Redeemed	(4)	–	–
Net Increase (Decrease)	398	12	22,886

Distributions:
Period Ended August 31, 2011(a)
From net investment
income	$ –	$ –	$ –
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ –	$ –	$ –

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

13

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At August 31, 2011, the Fund consists of 64 separate funds. The financial statements for Diversified Real Asset Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by Principal Management Corporation (the “Manager”).

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by the Manager.

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

14

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

2. Significant Accounting Policies (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the periods ended August 31, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

15

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

2. Significant Accounting Policies (Continued)

Recent Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following: 1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

16

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended August 31, 2011, Diversified Real Asset Fund and Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

17

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2011		Liability Derivatives August 31, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 26*	Payables, Net Assets Consist of Net unrealized	$ (11)*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ (1,837)	$ 21
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

18

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. During the periods ended August 31, 2011, there were no significant transfers between Level 1 and Level 2.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2011

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$ —	$ 65,912	$ —	$ 65,912
Commodity Indexed Structured Notes	—	63,932	—	63,932
Common Stocks
Basic Materials	31,552	—	—	31,552
Consumer, Cyclical	1,947	—	—	1,947
Consumer, Non-cyclical	1,108	—	—	1,108
Energy	130,684	—	308	130,992
Financial	132,902	—	—	132,902
Industrial	2,996	—	—	2,996
Convertible Preferred Stocks
Financial	—	1,230	—	1,230
Repurchase Agreements	—	16,356	—	16,356
U.S. Government & Government Agency Obligations	—	244,781	—	244,781
Total investments in securities $	301,189	$ 392,211	$ 308	$ 693,708
Assets
Interest Rate Contracts**
Futures	$ 26	$ —	$ —	$ 26
Liabilities
Interest Rate Contracts**
Futures	$ (11)	$ —	$ —	$ (11)

Preferred Securities Fund
Bonds	$ —	$ 1,521,709	$ 2,396	$ 1,524,105
Common Stocks*	3,010	—	—	3,010
Convertible Preferred Stocks
Financial	14,188	—	—	14,188
Utilities	—	3,694	—	3,694
Preferred Stocks
Communications	116,649	26,114	—	142,763
Energy	4,551	—	—	4,551
Financial	1,290,056	112,020	—	1,402,076
Government	—	28,069	—	28,069
Utilities	132,064	7,214	—	139,278
Repurchase Agreements	—	76,815	—	76,815
Total investments in securities $	1,560,518	$ 1,775,635	$ 2,396	$ 3,338,549

Small-MidCap Dividend Income Fund
Common Stocks*	$ 205,555	$ —	$ —	$ 205,555
Convertible Preferred Stocks*	4,022	—	—	4,022
Preferred Stocks	1,483	—	—	1,483
Repurchase Agreements	—	4,226	—	4,226
Total investments in securities $	211,060	$ 4,226	$ —	$ 215,286

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

20

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds Transfers Transfers			Value Appreciation/(Depreciation)
August 31,		Gain/	in Unrealized		from	into Level	Out of	August 31,	on Investments Held at
Fund	2010	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3*	2011	August 31, 2011
Diversified Real Asset Fund
Common Stocks
Energy	$ 187	$ —	$ 121	$ —	$ —	$ —	$ —	$ 308	$ 121
Total $	187	$ —	$ 121	$ —	$ —	$ —	$ —	$ 308	$ 121

Preferred Securities Fund
Bonds	$ 75,792	$ —	$ (203) $	9,352	$ (66,448) $	558	$ (16,655) $	2,396	$ 188
Preferred Stocks
Financial	12,110	3,084	(2,157)	—	(5,374)	—	(7,663)	—	—
Government	14,500	—	—	—	—	—	(14,500)	—	—
Total $ 102,402		$ 3,084	$ (2,360) $	9,352	$ (71,822) $	558	$ (38,818) $	2,396	$ 188

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Small-MidCap Dividend Income Fund	.80%	.78%	.76%	.75%

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

21

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

5. Management Agreement and Transactions with Affiliates (continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from September 1, 2010 through August 31, 2011
	Class A	Class C	Class P	Institutional	Expiration
Diversified Real Asset Fund	1.25%	2.00%	N/A	.95%	December 31, 2012
Small-MidCap Dividend Income Fund	1.40	N/A	1.00%	N/A	February 28, 2013

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 27, 2010 through August 31, 2011

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2011
Preferred Securities Fund	.20	February 28, 2012

Effective June 13, 2011, the Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the periods ended August 31, 2011, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$ 215	$ 4	N/A
Preferred Securities Fund	654	154	$ 3
Small-MidCap Dividend Income Fund	3	N/A	N/A

22

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011

5. Management Agreement and Transactions with Affiliates (continued)

Affiliated Ownership. At August 31, 2011, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional
Diversified Real Asset Fund	—	—	124
Preferred Securities Fund	—	—	6,495
Small-MidCap Dividend Income Fund	1	1	1

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $311,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. Diversified Real Asset Fund did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended August 31, 2011.

6. Investment Transactions

For the periods ended August 31, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 382,360	$ 123,102
Preferred Securities Fund	1,120,273	528,531
Small-MidCap Dividend Income Fund	244,448	17,524

For the year ended August 31, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by Diversified Real Asset Fund were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 283,127	$ 155,925

23

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2011
7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2011, and August 31, 2010 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2011	2010	2011	2010
Diversified Real Asset Fund	$ 2,764 $	280 $	76 $	–
Preferred Securities Fund	192,240	136,444	11,262	–

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified Real Asset Fund	$ 8,968	$ 14,921
Preferred Securities Fund	2,840	11,588
Small-MidCap Dividend Income Fund	1,589	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:
			No		Annual
	2016	2017	Expiration	Total	Limitations*
Preferred Securities Fund	$ 51,579	$ 61,538	$ –	$ 113,117	$ 61,132
Small-MidCap Dividend Income Fund	–	–	1,019	1,019	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2011, Preferred Securities Fund utilized $58,213,000 of capital loss carryforward.

With respect to Small-MidCap Dividend Income Fund, capital losses generated during the fiscal year ending August 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. With respect to all of the other Funds, capital losses generated during the fiscal year ending August 31, 2012 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2011, Diversified Real Asset Fund had an approximate post-October loss of $91,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments
Diversified Real Asset Fund	$ (169)	$ 169
Preferred Securities Fund	780	(780)
Small-MidCap Dividend Income Fund	(14)	14

24

Schedule of Investments Diversified Real Asset Fund August 31, 2011

COMMON STOCKS - 42.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 0.05%			Mining (continued)
Adecoagro SA (a)	34,301	$ 364	Xstrata PLC	51,653	$ 905
					$ 27,235

Building Materials - 0.21%			Miscellaneous Manufacturing - 0.04%
Indocement Tunggal Prakarsa Tbk PT	428,260	763	Neo Material Technologies Inc (a)	30,382	278
Semen Gresik Persero Tbk PT	701,950	749

		$ 1,512	Oil & Gas - 5.92%
Chemicals - 0.24%			Advantage Oil & Gas Ltd (a)	36,048	209
Mosaic Co/The	17,082	1,215	Anadarko Petroleum Corp	25,537	1,883
Potash Corp of Saskatchewan Inc	8,989	521	Apache Corp	14,095	1,453
		$ 1,736	Bankers Petroleum Ltd (a)	136,064	695
			BG Group PLC	61,632	1,333
Coal - 0.28%			Bonavista Energy Corp	18,957	501
Adaro Energy Tbk PT	3,616,191	858	Brigham Exploration Co (a)	26,715	777
Alpha Natural Resources Inc (a)	5,764	191
			Cabot Oil & Gas Corp	22,624	1,716
Consol Energy Inc	20,069	916	Cairn Energy PLC (a)	122,888	668
		$ 1,965	Carrizo Oil & Gas Inc (a)	27,852	836
Commercial Services - 0.10%			Cimarex Energy Co	15,647	1,112
Corrections Corp of America (a)	32,800	744	Cobalt International Energy Inc (a)	57,509	556
			Concho Resources Inc/Midland TX (a)	24,392	2,121
			Daylight Energy Ltd	96,558	779
Energy - Alternate Sources - 0.06%			Denbury Resources Inc (a)	42,261	674
Linc Energy Ltd	172,689	410	Energy XXI Bermuda Ltd (a)	16,326	438
			EOG Resources Inc	11,899	1,102
Iron & Steel - 0.36%			Far East Energy Corp (a)	396,538	87
Cliffs Natural Resources Inc	23,790	1,971	FX Energy Inc (a)	21,003	131
Reliance Steel & Aluminum Co	14,712	610	Helmerich & Payne Inc	16,078	917
		$ 2,581	Hess Corp	14,029	832
			HollyFrontier Corp	33,251	2,386
Lodging - 0.27%			HRT Participacoes em Petroleo SA (a)	487	314
Starwood Hotels & Resorts Worldwide	43,700	1,947	Kosmos Energy Ltd (a)	16,034	222
Inc			Marathon Petroleum Corp	26,501	982
			MEG Energy Corp (a)	10,568	508
			MEG Energy Corp (a),(b),(c),(d)	6,400	308
Metal Fabrication & Hardware - 0.10%
Tenaris SA ADR	21,224	705	Murphy Oil Corp	14,571	781
			Nabors Industries Ltd (a)	42,917	791
			Newfield Exploration Co (a)	15,216	777
Mining - 3.83%			Niko Resources Ltd	7,735	440
African Rainbow Minerals Ltd	34,408	935	Noble Energy Inc	23,921	2,114
Agnico-Eagle Mines Ltd	12,223	844	Occidental Petroleum Corp	17,442	1,513
Alacer Gold Corp (a)	76,813	864	OGX Petroleo e Gas Participacoes SA (a)	155,932	1,115
Alamos Gold Inc	31,119	595	Oil Search Ltd	114,360	773
BHP Billiton Ltd ADR	11,466	977	Pacific Rubiales Energy Corp	50,507	1,242
Cia de Minas Buenaventura SA ADR	28,274	1,324	Patterson-UTI Energy Inc	32,347	791
Detour Gold Corp (a)	16,509	619	QGEP Participacoes SA	52,840	510
Eldorado Gold Corp	98,842	1,969	Quicksilver Resources Inc (a)	61,395	585
European Goldfields Ltd (a)	54,686	656	Rosetta Resources Inc (a)	26,587	1,222
First Quantum Minerals Ltd	68,805	1,692	Rowan Cos Inc (a)	26,387	952
First Uranium Corp (a)	37,265	15	Southwestern Energy Co (a)	41,466	1,574
Freeport-McMoRan Copper & Gold Inc	45,019	2,122	Suncor Energy Inc	32,411	1,034
Gabriel Resources Ltd (a)	66,379	480	Talisman Energy Inc	82,006	1,369
Highland Gold Mining Ltd (a)	12,100	35	Whiting Petroleum Corp (a)	21,902	1,032
Impala Platinum Holdings Ltd ADR	31,517	813			$ 42,155
Kinross Gold Corp	68,406	1,183
Nevsun Resources Ltd	111,268	762	Oil & Gas Services - 2.16%
Newcrest Mining Ltd	23,900	1,028	Baker Hughes Inc	20,375	1,245
Northern Dynasty Minerals Ltd (a)	43,570	457	Cameron International Corp (a)	42,612	2,214
Pan American Silver Corp	35,695	1,169	Dresser-Rand Group Inc (a)	18,329	778
Pilot Gold Inc (a)	10,219	23	Dril-Quip Inc (a)	29,521	1,910
Platinum Group Metals Ltd (a)	128,417	171	FMC Technologies Inc (a)	27,659	1,230
Quadra FNX Mining Ltd (a)	22,942	304	Halliburton Co	45,363	2,013
Randgold Resources Ltd ADR	19,807	2,091	Key Energy Services Inc (a)	45,433	654
Rio Tinto PLC ADR	15,435	944	Lufkin Industries Inc	11,023	686
Seabridge Gold Inc (a)	14,471	424	National Oilwell Varco Inc	36,048	2,383
SEMAFO Inc (a)	127,052	1,055	Schlumberger Ltd	29,272	2,287
Silver Wheaton Corp	26,139	1,036			$ 15,400
Southern Copper Corp	14,151	478	Pipelines - 9.98%
Sterlite Industries India Ltd ADR	64,319	745	Buckeye Partners LP	80,100	5,045
Tahoe Resources Inc (a)	15,091	287
			Chesapeake Midstream Partners LP	58,500	1,630
Western Areas NL	37,075	233	Copano Energy LLC	55,900	1,812

See accompanying notes.

25

Schedule of Investments
Diversified Real Asset Fund
August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pipelines (continued)			Shipbuilding - 0.03%
Crestwood Midstream Partners LP	13,100	$ 335	OSX Brasil SA (a)	1,000	$ 207
DCP Midstream Partners LP	26,915	1,043
Enbridge Energy Partners LP	75,600	2,155	Transportation - 0.04%
Energy Transfer Equity LP	82,900	3,170	LLX Logistica SA (a)	112,789	294
Energy Transfer Partners LP	86,300	3,889
Enterprise Products Partners LP	163,515	6,892
Holly Energy Partners LP (b)	27,000	1,369	TOTAL COMMON STOCKS		$ 301,497
Kinder Morgan Energy Partners LP	37,800	2,652	CONVERTIBLE PREFERRED
Kinder Morgan Inc/Delaware	21,300	551	STOCKS - 0.17%	Shares Held	Value (000's)
Kinder Morgan Management LLC	22,800	1,379	REITS - 0.17%
Magellan Midstream Partners LP (b)	113,210	6,789	Digital Realty Trust Inc	34,000	1,230
MarkWest Energy Partners LP	29,800	1,432
NuStar Energy LP (b)	35,719	2,115	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,230
Oiltanking Partners LP (a)	14,771	354
ONEOK Partners LP (b)	100,200	4,355		Principal Amount
			BONDS - 9.25%	(000's)	Value (000's)
Plains All American Pipeline LP	65,000	3,941
Regency Energy Partners LP	118,600	2,832	Federal & Federally Sponsored Credit - 1.60%
Sunoco Logistics Partners LP (b)	42,000	3,602	Federal Farm Credit Bank
Targa Resources Partners LP	62,900	2,157	0.12%, 12/07/2011	$ 1,400	$ 1,400
TC Pipelines LP (b)	49,085	2,140	0.16%, 12/08/2011(e)	2,000	2,000
Tesoro Logistics LP	14,884	348	0.19%, 04/10/2012(e)	4,000	3,998
Western Gas Partners LP	59,790	2,172	0.22%, 02/13/2012(e)	2,000	2,000
Williams Partners LP	127,400	6,903	0.30%, 07/02/2012	2,000	2,003
		$ 71,062			$ 11,401

Real Estate - 0.30%			Finance - Mortgage Loan/Banker - 7.65%
CB Richard Ellis Group Inc (a)	64,400	976	Fannie Mae
Jones Lang LaSalle Inc	17,200	1,151	0.24%, 08/23/2012(e)	4,000	4,001
		$ 2,127	0.24%, 11/23/2012(e)	2,000	2,000
			0.25%, 01/10/2013	3,000	2,998
REITS - 18.37%			0.28%, 12/03/2012	4,000	3,999
American Assets Trust Inc	58,781	1,183	Federal Home Loan Banks
American Campus Communities Inc	7,203	281	0.13%, 11/01/2012(e)	5,000	4,997
Annaly Capital Management Inc	72,200	1,309	0.16%, 12/20/2012(e)	4,000	3,998
Apartment Investment & Management Co	179,000	4,756	0.17%, 04/02/2012	10,000	9,996
Ashford Hospitality Trust Inc	18,300	148	0.19%, 01/09/2012	3,000	3,000
AvalonBay Communities Inc	51,500	7,024	0.35%, 07/24/2012	3,000	3,000
Boston Properties Inc	81,200	8,468	0.38%, 07/24/2012	3,000	2,999
BRE Properties Inc	40,087	2,015	0.45%, 09/21/2012(f)	3,000	3,000
Camden Property Trust	16,900	1,129	1.13%, 05/18/2012	4,000	4,025
Colonial Properties Trust	121,600	2,556	Freddie Mac
Digital Realty Trust Inc	71,018	4,243	0.16%, 04/03/2012(e)	3,000	3,000
Douglas Emmett Inc	79,600	1,436	0.17%, 03/21/2013(e)	3,500	3,498
DuPont Fabros Technology Inc	92,736	2,147			$ 54,511
Entertainment Properties Trust	54,300	2,288	TOTAL BONDS		$ 65,912
Equity Lifestyle Properties Inc	33,855	2,333	COMMODITY INDEXED	Principal Amount
Equity One Inc	66,300	1,194	STRUCTURED NOTES - 8.98%	(000's)	Value (000's)
Equity Residential	169,080	10,344
Essex Property Trust Inc	18,067	2,593	Banks - 7.11%
Federal Realty Investment Trust	15,000	1,358	Bank of America Corp; Dow Jones - UBS
General Growth Properties Inc	269,104	3,671	Commodity Index Linked Notes
Glimcher Realty Trust	199,534	1,698	0.07%, 06/29/2012(e)	1,100	1,069
HCP Inc	140,738	5,247	BNP Paribas Capital Trust V; Dow Jones -
Health Care REIT Inc	43,700	2,227	UBS Commodity Index Linked Notes
Hersha Hospitality Trust	198,824	738	0.28%, 02/27/2012(e)	5,000	6,982
Highwoods Properties Inc	18,800	616	Deutsche Bank; Dow Jones - UBS
Host Hotels & Resorts Inc	396,632	4,692	Commodity Index Linked Notes
Kimco Realty Corp	65,800	1,165	0.06%, 07/16/2012(e)	6,000	6,013
LaSalle Hotel Properties	87,339	1,642	0.07%, 05/23/2012(e)	7,000	6,319
Macerich Co/The	18,000	883	Morgan Stanley; Dow Jones - UBS
Mid-America Apartment Communities Inc	5,000	357	Commodity Index Linked Notes
ProLogis Inc	226,522	6,168	0.09%, 11/03/2011(e)	10,000	16,336
PS Business Parks Inc	17,900	979	Societe Generale; Dow Jones - UBS
Public Storage Inc	67,900	8,401	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	72,398	749	0.19%, 11/03/2011(e)	8,500	13,879
Simon Property Group Inc	138,600	16,285			$ 50,598
SL Green Realty Corp	62,300	4,501
Taubman Centers Inc	23,900	1,377
Ventas Inc	95,300	5,097
Vornado Realty Trust	87,030	7,477
		$ 130,775

See accompanying notes.

26

Schedule of Investments Diversified Real Asset Fund August 31, 2011

COMMODITY INDEXED	Principal Amount		U.S. GOVERNMENT &
STRUCTURED NOTES (continued)	(000's)	Value (000's)	GOVERNMENT AGENCY	Principal Amount

Sovereign - 1.87%			OBLIGATIONS (continued)	(000's)	Value (000's)
Svensk Exportkredit AB; Dow Jones -			U.S. Treasury Inflation-Indexed Obligations (continued)
UBS Commodity Index Linked Notes			3.88%, 04/15/2029	$ 4,435	$ 6,638
0.16%, 05/25/2012(e)	$ 14,300	$ 13,334			$ 188,749
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$ 63,932	OBLIGATIONS		$ 244,781
U.S. GOVERNMENT &			REPURCHASE AGREEMENTS -	Maturity Amount
GOVERNMENT AGENCY	Principal Amount		2.30%	(000's)	Value (000's)
OBLIGATIONS - 34.38%	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -			Banks - 2.30%
1.69%			Investment in Joint Trading Account;	$ 2,394	$ 2,394
0.10%, 09/21/2011(g),(h)	$ 4,000	$ 4,000	Credit Suisse Repurchase Agreement;
0.10%, 02/13/2012(g),(h)	5,000	4,999	0.05% dated 08/31/11 maturing
0.12%, 02/21/2012(g),(h)	3,000	2,999	09/01/11 (collateralized by US
		$ 11,998	Government Securities; $2,442,185;
			4.25% - 8.00%; dated 11/15/21 -
Federal National Mortgage Association (FNMA) - 0.70%			05/15/39)
0.12%, 09/13/2011(g),(h)	5,000	5,000	Investment in Joint Trading Account;	5,986	5,986
			Deutsche Bank Repurchase
			Agreement; 0.06% dated 08/31/11
U.S. Treasury - 4.92%			maturing 09/01/11 (collateralized by
0.88%, 01/31/2012	3,000	3,010	US Government Securities;
0.88%, 02/29/2012	3,000	3,012	$6,105,460; 0.44% - 1.63%; dated
1.00%, 10/31/2011	3,000	3,005	08/28/12 - 10/26/15)
1.00%, 12/31/2011	3,000	3,009	Investment in Joint Trading Account; JP	1,197	1,197
1.00%, 03/31/2012	2,500	2,513	Morgan Repurchase Agreement;
1.50%, 06/30/2016	9	9	0.03% dated 08/31/11 maturing
1.50%, 07/31/2016	9,665	9,934	09/01/11 (collateralized by US
2.63%, 11/15/2020	750	784	Government Securities; $1,221,092;
3.13%, 05/15/2021	7,140	7,733	0.00% - 6.90%; dated 07/10/13 -
3.63%, 02/15/2021	1,525	1,722	03/17/31)
3.88%, 08/15/2040	125	131	Investment in Joint Trading Account;	4,564	4,564
4.38%, 05/15/2040	150	172	Merrill Lynch Repurchase Agreement;
		$ 35,034	0.04% dated 08/31/11 maturing
U.S. Treasury Bill - 0.56%			09/01/11 (collateralized by US
0.09%, 11/10/2011(h)	4,000	4,000	Government Securities; $4,655,279;
			0.00% - 5.50%; dated 08/20/12 -
			03/14/36)
U.S. Treasury Inflation-Indexed Obligations - 26.51%			Investment in Joint Trading Account;	2,215	2,215
0.13%, 04/15/2016	9,280	9,691	Morgan Stanley Repurchase
0.50%, 04/15/2015	9,217	9,685	Agreement; 0.04% dated 08/31/11
0.63%, 04/15/2013	870	890	maturing 09/01/11 (collateralized by
0.63%, 07/15/2021	1,253	1,311	US Government Securities;
1.13%, 01/15/2021	10,958	12,005	$2,259,021; 0.63% - 1.75%; dated
1.38%, 07/15/2018	2,706	3,030	06/15/12 - 08/10/15)
1.38%, 01/15/2020	4,553	5,097			$ 16,356
1.63%, 01/15/2015	2,878	3,127	TOTAL REPURCHASE AGREEMENTS		$ 16,356
1.63%, 01/15/2018	1,681	1,900
1.75%, 01/15/2028	3,362	3,875	Total Investments		$ 693,708
1.88%, 07/15/2013	10,582	11,140	Other Assets in Excess of Liabilities, Net - 2.58%		$ 18,345
1.88%, 07/15/2015	4,672	5,183	TOTAL NET ASSETS - 100.00%		$ 712,053
1.88%, 07/15/2019	2,125	2,466
2.00%, 04/15/2012	10,700	10,858	(a) Non-Income Producing Security
2.00%, 01/15/2014	3,188	3,413	(b) Security is Illiquid
2.00%, 07/15/2014	8,724	9,471	(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.00%, 01/15/2016	591	665	1933. These securities may be resold in transactions exempt from
2.00%, 01/15/2026	1,905	2,260	registration, normally to qualified institutional buyers. Unless otherwise
2.13%, 01/15/2019	809	951	indicated, these securities are not considered illiquid. At the end of the
2.13%, 02/15/2040	13,233	16,265	period, the value of these securities totaled $308 or 0.04% of net assets.
2.13%, 02/15/2041	8,991	11,099	(d)	Market value is determined in accordance with procedures established in
2.38%, 01/15/2017	6,766	7,862	good faith by the Board of Directors. At the end of the period, the value of
2.38%, 01/15/2025	7,878	9,739	these securities totaled $308 or 0.04% of net assets.
2.38%, 01/15/2027	9,514	11,853	(e)	Variable Rate. Rate shown is in effect at August 31, 2011.
2.50%, 07/15/2016	4,614	5,365	(f)	Security purchased on a when-issued basis.
2.50%, 01/15/2029	4,100	5,231	(g)	This entity was put into conservatorship by the US Government in 2008.
2.63%, 07/15/2017	773	920	See Notes to Financial Statements for additional information.
3.00%, 07/15/2012	6,334	6,554	(h)	Rate shown is the discount rate of the original purchase.
3.38%, 01/15/2012	3,922	3,969
3.38%, 04/15/2032	404	592
3.63%, 04/15/2028	3,936	5,644

See accompanying notes.

27

Schedule of Investments
Diversified Real Asset Fund
August 31, 2011

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 57,160
Unrealized Depreciation		(16,374)
Net Unrealized Appreciation (Depreciation)	$ 40,786
Cost for federal income tax purposes	$ 652,922
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Government		43 .11%
Financial		28 .25%
Energy		18 .40%
Basic Materials		4.43%
Mortgage Securities		2.39%
Industrial		0.42%
Consumer, Cyclical		0.27%
Consumer, Non-cyclical		0.15%
Other Assets in Excess of Liabilities, Net		2.58%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 10 Year Note; December 2011	Long	87 $	11,203	$ 11,226	$ 23
US 2 Year Note; December 2011	Short	66	14,550	14,553	(3)
US 5 Year Note; December 2011	Short	45	5,517	5,514	3
US Long Bond; December 2011	Short	55	7,481	7,482	(1)
US Ultra Bond; December 2011	Short	30	4,288	4,295	(7)
					$ 15

All dollar amounts are shown in thousands (000's)

See accompanying notes.

28

Schedule of Investments Preferred Securities Fund August 31, 2011

COMMON STOCKS - 0.09%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.09%			Banks (continued)
BlackRock Preferred Income Strategies	201,483	$ 1,971	SunTrust Capital IX	316,600	$ 8,076
Fund Inc			USB Capital VI	391,470	9,921
Flaherty & Crumrine/Claymore Preferred	35,584	620	USB Capital VII	167,006	4,189
Securities Income Fund Inc			USB Capital VIII	45,599	1,154
Flaherty & Crumrine/Claymore Total	22,961	419	USB Capital X	216,756	5,490
Return Fund Inc			USB Capital XI	154,836	3,920
		$ 3,010	USB Capital XII	351,778	8,921
TOTAL COMMON STOCKS		$ 3,010	Wachovia Capital Trust IX	685,800	17,145
CONVERTIBLE PREFERRED			Wells Fargo Capital IX	441,941	11,075
STOCKS - 0.53%	Shares Held	Value (000's)	Wells Fargo Capital VII	316,539	7,929
			Wells Fargo Capital XI	19,800	506
Banks - 0.42%			Wells Fargo Capital XIV	25,200	691
Bank of America Corp	3,820	3,404			$ 490,471
Wells Fargo & Co	10,360	10,784
		$ 14,188	Diversified Financial Services - 7.11%
			Ameriprise Financial Inc	1,164,255	31,156
Electric - 0.11%			Citigroup Capital IX	461,150	10,487
Calenergy Capital Trust III	75,000	3,694	Citigroup Capital VII	449,600	11,047
			Citigroup Capital VIII	190,879	4,677
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 17,882	Citigroup Capital X	336,200	7,702
PREFERRED STOCKS - 50.89%	Shares Held	Value (000's)	Citigroup Capital XI	340,800	7,852
Banks - 14.54%			Citigroup Capital XII	142,400	3,647
ABN AMRO North America Capital	2,000	1,166	Citigroup Capital XIII	269,399	7,015
Funding Trust I (a)			Citigroup Capital XV	2,700	63
BAC Capital Trust V	66,100	1,456	Citigroup Capital XVI	113,016	2,606
BAC Capital Trust VIII	162,900	3,568	Citigroup Capital XVII	9,000	207
BAC Capital Trust X	49,300	1,118	Corporate-Backed Trust	170,000	3,709
Bank of America Corp 6.38%; Series 3	26,378	571	Certificates 6.00%; Series GS
Bank of America Corp 6.63%; Series I	203,384	4,617	Corporate-Backed Trust	5,233	128
Bank of America Corp 8.20%; Series H	25,080	625	Certificates 6.00%; Series PRU
Bank One Capital VI	334,809	8,564	Corporate-Backed Trust	14,400	367
Barclays Bank PLC 7.10%	1,020,235	23,608	Certificates 6.25%; Series BMY
Barclays Bank PLC 7.75%	644,829	15,650	Corporate-Backed Trust	7,100	162
Barclays Bank PLC 8.13%	288,639	7,121	Certificates 6.30%; Series GS
BB&T Capital Trust V	902,100	24,230	Credit Suisse AG/Guernsey	1,515,792	40,259
BNY Capital V	31,437	794	General Electric Capital Corp 6.00%	76,700	1,948
CoBank ACB 11.00%; Series C (a)	202,000	11,085	General Electric Capital Corp 6.05%	91,349	2,309
CoBank ACB 11.00%; Series D	115,000	6,260	JP Morgan Chase Capital XI	695,214	17,394
CoBank ACB 7.00% (a)	42,000	1,914	JP Morgan Chase Capital XII	35,187	889
Countrywide Capital V	209,500	4,676	JP Morgan Chase Capital XXIX	213,800	5,463
Countrywide Financial Corp	679,219	14,950	MBNA Capital E	3,536	88
Deutsche Bank Capital Funding Trust IX	18,350	414	Merrill Lynch Capital Trust I	331,100	7,450
Deutsche Bank Capital Funding Trust VIII	400,403	8,993	Merrill Lynch Capital Trust II	134,361	3,020
Deutsche Bank Capital Funding Trust X	349,285	8,571	Merrill Lynch Capital Trust III	5,400	134
Deutsche Bank Contingent Capital Trust II	2,100,012	46,242	Merrill Lynch Preferred Capital Trust III	5,800	135
Deutsche Bank Contingent Capital Trust	531,600	13,040	Merrill Lynch Preferred Capital Trust IV	91,500	2,147
III			Merrill Lynch Preferred Capital Trust V	138,900	3,296
Deutsche Bank Contingent Capital Trust	23,400	600	Morgan Stanley Capital Trust III	350,200	8,205
V			Morgan Stanley Capital Trust IV	513,971	12,171
Fifth Third Capital Trust V	99,100	2,489	Morgan Stanley Capital Trust V	422,449	9,750
Fifth Third Capital Trust VI	312,571	7,846	Morgan Stanley Capital Trust VI	329,481	8,036
Fleet Capital Trust IX	108,900	2,341	Morgan Stanley Capital Trust VII	204,653	4,951
Fleet Capital Trust VIII	138,422	3,355	Morgan Stanley Capital Trust VIII	97,460	2,371
HSBC Holdings PLC 6.20%	1,074,600	25,790	National City Capital Trust IV	29,500	758
HSBC Holdings PLC 8.00%	568,600	15,142	National Rural Utilities Cooperative	12,083	309
HSBC USA Inc	185,900	8,784	Finance Corp
HSBC USA Inc 6.50%	231,200	5,762	PreferredPlus TR-CCR1 5.75%; Series	17,800	406
KeyCorp Capital V	14,700	370	GSG2
KeyCorp Capital X	36,858	949	PreferredPlus TR-CCR1 6.00%; Series	59,200	1,286
Lloyds Banking Group PLC	31,900	827	GSC3
M&T Capital Trust IV	381,400	10,122	PreferredPlus TR-CCR1 6.00%; Series	41,600	923
National City Capital Trust II	396,978	9,992	GSC4
National City Capital Trust III	133,300	3,365	PreferredPlus TR-CCR1 6.00%; Series	14,291	341
PNC Capital Trust D	539,320	13,483	GSG1
PNC Capital Trust E	741,066	19,246	SATURNS 2004-04	128,336	2,847
PNC Financial Services Group Inc	158,677	4,494	SATURNS 2004-06	174,400	3,940
Royal Bank of Scotland Group	578,400	9,949	SATURNS 2004-2	7,900	183
			SG Preferred Capital II LLC (a)	8,800	7,978
PLC 5.75%; Series L
Santander Finance Preferred SA	2,093,315	57,315			$ 239,812
Unipersonal

See accompanying notes.

29

Schedule of Investments Preferred Securities Fund August 31, 2011

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Electric - 4.13%			REITS (continued)
Alabama Power Co	89,000	$ 2,528	Duke Realty Corp 6.60%	81,400	$ 1,987
Alabama Power Co Series 2007B	45,103	1,180	Duke Realty Corp 6.63%	261,600	6,336
Dominion Resources Inc/VA	1,192,653	34,647	Duke Realty Corp 6.95%	733,511	18,558
Entergy Arkansas Inc	35,863	951	Harris Preferred Capital Corp	72,900	1,866
Entergy Louisiana LLC	3,469	95	HCP Inc	2,182	55
Entergy Mississippi Inc	17,476	470	Kimco Realty Corp 6.65%	82,495	2,080
Entergy Texas Inc	952,117	27,192	Kimco Realty Corp 6.90%	304,226	7,873
Georgia Power Capital Trust VII	25,281	638	Kimco Realty Corp 7.75%	1,557,250	40,130
Georgia Power Co 6.50%	77,300	8,232	ProLogis Inc - Series L	153,100	3,460
Georgia Power Co 8.20%	205,258	6,219	ProLogis Inc - Series M	50,200	1,152
Gulf Power Co 6.00%	60,914	6,082	ProLogis Inc - Series P	79,009	1,838
Gulf Power Co 6.45%	4,600	494	ProLogis Inc - Series Q	125,000	7,203
NextEra Energy Capital Holdings Inc	463,970	13,283	ProLogis Inc - Series S	92,900	2,157
PPL Capital Funding Inc	424,759	11,184	PS Business Parks Inc - Series H	225,911	5,770
SCANA Corp	20,400	581	PS Business Parks Inc - Series I	388,000	9,712
Xcel Energy Inc	924,652	25,502	PS Business Parks Inc - Series M	147,425	3,733
		$ 139,278	PS Business Parks Inc - Series P	583,356	14,730
			PS Business Parks Inc - Series R	130,211	3,320
Insurance - 8.17%			Public Storage Inc 6.18%; Series D	35,481	891
Aegon NV 4.00%	66,900	1,292	Public Storage Inc 6.25%; Series Z	6,059	154
Aegon NV 6.375%	525,207	11,313	Public Storage Inc 6.35%; Series R	713,619	17,912
Aegon NV 6.50%	246,058	5,347	Public Storage Inc 6.45%; Series F	310,059	7,826
Allianz SE	1,026,282	26,619	Public Storage Inc 6.45%; Series X	226,740	5,721
Arch Capital Group Ltd 7.88%	128,208	3,240	Public Storage Inc 6.50%; Series Q	29,946	793
Arch Capital Group Ltd 8.00%	466,168	11,775	Public Storage Inc 6.50%; Series W	389,425	9,872
Axis Capital Holdings Ltd 7.25%	1,296	33	Public Storage Inc 6.60%; Series C	164,326	4,157
Axis Capital Holdings Ltd 7.50%	333,000	32,457	Public Storage Inc 6.63%; Series M	7,050	180
Berkley W R Capital Trust	760,429	19,201	Public Storage Inc 6.75%; Series E	44,728	1,138
Delphi Financial Group Inc 7.38%	519,989	12,417	Public Storage Inc 6.75%; Series L	321,426	8,225
Everest Re Capital Trust II	363,515	8,932	Public Storage Inc 6.88%	4,900	137
ING Groep NV 6.13%	69,248	1,316	Public Storage Inc 6.95%; Series H	68,300	1,743
ING Groep NV 6.20%	30,250	579	Public Storage Inc 7.00%; Series G	22,848	584
ING Groep NV 6.38%	849,100	16,252	Public Storage Inc 7.00%; Series N	33,581	888
ING Groep NV 7.05%	945,438	19,996	Public Storage Inc Series Y (b)	98,900	2,516
ING Groep NV 7.20%	166,345	3,606	Realty Income Corp - Series D	327,210	8,278
ING Groep NV 7.38%	844,300	18,608	Regency Centers Corp 6.70%	255,610	6,229
ING Groep NV 8.50%	80,700	1,976	Regency Centers Corp 7.25%	262,461	6,496
Markel Corp	152,131	3,849	Regency Centers Corp 7.45%	274,441	6,861
PartnerRe Ltd 6.50%	202,466	4,916	Vornado Realty LP	1,445,611	39,610
PartnerRe Ltd 6.75%	114,928	2,807	Vornado Realty Trust - Series F	419,925	10,595
PartnerRe Ltd 7.25%	6,315	160	Vornado Realty Trust - Series G	11,522	288
PLC Capital Trust III	16,665	417	Vornado Realty Trust - Series H	37,700	942
PLC Capital Trust IV	48,625	1,220	Vornado Realty Trust - Series I	116,293	2,910
PLC Capital Trust V	266,500	6,391	Vornado Realty Trust - Series J	174,963	4,505
Protective Life Corp	562,374	14,189	Wachovia Corp 7.25%	392,654	10,170
Prudential Financial Inc	682,818	19,016	Weingarten Realty Investors 6.50%	803,368	19,642
Prudential PLC 6.50%	96,899	2,436	Weingarten Realty Investors 6.95%	204,300	5,097
Prudential PLC 6.75%	170,992	4,352	Weingarten Realty Investors 8.10%	1,814,746	42,030
RenaissanceRe Holdings Ltd - Series C	249,435	5,670			$ 396,241
RenaissanceRe Holdings Ltd - Series D	606,100	14,886
Torchmark Capital Trust III	11,238	284	Sovereign - 0.83%
		$ 275,552	Farm Credit Bank/Texas	23,800	28,069

Media - 1.90%
CBS Corp 6.75%	776,000	19,897	Telecommunications - 2.33%
Comcast Corp 6.63%	855,531	22,124	Centaur Funding Corp (a),(b)	2,950	1,636
Comcast Corp 7.00%	60,559	1,556	Centaur Funding Corp 9.08% (a)	21,543	24,478
Comcast Corp 7.00%; Series B	281,266	7,133	Qwest Corp	358,700	9,255
Viacom Inc	527,000	13,433	Telephone & Data Systems Inc 6.63%	362,272	9,057
		$ 64,143	Telephone & Data Systems Inc 7.00%	1,210,811	31,045
			United States Cellular Corp	124,030	3,149
Oil & Gas - 0.13%					$ 78,620
Nexen Inc	180,462	4,551	TOTAL PREFERRED STOCKS		$ 1,716,737
				Principal Amount
REITS - 11.75%			BONDS - 45.17%	(000's)	Value (000's)
CommonWealth REIT 7.50%	318,430	6,865
CommonWealth REIT - Series C	783,740	19,053	Banks - 12.73%
			Abbey National Capital Trust I
CommonWealth REIT - Series E	135,962	3,307	8.96%, 12/31/2049	$ 9,647	$ 9,743
Developers Diversified Realty	70,000	1,682
Corp 7.50%			ABN Amro North American Holding
			Preferred Capital Repackage Trust I
Duke Realty Corp 6.50%	288,100	6,984	6.52%, 12/29/2049(a),(c)	28,250	21,752

See accompanying notes.

30

Schedule of Investments
Preferred Securities Fund
August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Banks (continued)			Banks (continued)
Agfirst Farm Credit Bank			NB Capital Trust II
7.30%, 12/31/2049(a),(d)	$ 1,850	$ 1,871	7.83%, 12/15/2026	$ 3,525	$ 3,454
BAC Capital Trust XIII			NB Capital Trust IV
0.65%, 12/31/2049(c)	5,000	2,851	8.25%, 04/15/2027	2,500	2,500
BankAmerica Institutional Capital A			NBP Capital Trust III
8.07%, 12/31/2026(a)	15,500	15,422	7.38%, 10/27/2049	5,313	4,569
BankAmerica Institutional Capital B			Nordea Bank AB
7.70%, 12/31/2026(a)	5,000	4,900	5.42%, 12/20/2049(a)	4,000	3,800
BankBoston Capital Trust IV			8.38%, 09/25/2049	900	927
0.85%, 06/08/2028(c)	5,000	3,256	North Fork Capital Trust II
Barclays Bank PLC			8.00%, 12/15/2027	5,050	4,999
6.28%, 12/31/2049	14,300	10,582	PNC Financial Services Group Inc
6.86%, 09/29/2049(a),(c)	14,402	11,162	6.75%, 08/01/2049(c)	24,100	23,356
7.43%, 12/31/2049(a),(c)	8,956	8,060	PNC Preferred Funding Trust I
BB&T Capital Trust I			6.52%, 12/31/2049(a),(c)	8,700	6,751
5.85%, 08/18/2035	2,569	2,534	Republic New York Capital I
BB&T Capital Trust IV			7.75%, 11/15/2026	7,200	7,128
6.82%, 06/12/2057(c)	17,500	17,522	Royal Bank of Scotland Group PLC
BBVA International Preferred SAU			7.65%, 08/29/2049(c)	18,560	13,920
5.92%, 12/30/2049(c)	25,095	18,560	Santander Finance Preferred SA
BNP Paribas SA			Unipersonal
5.19%, 06/29/2049(a),(c)	6,000	4,923	10.50%, 12/31/2049(c)	1,520	1,536
BPCE SA			Societe Generale SA
12.50%, 08/29/2049(a),(d)	500	525	5.92%, 04/29/2049(a),(c)	34,157	24,558
3.35%, 07/29/2049(c)	6,000	3,139	8.75%, 10/29/2049	23,660	22,004
6.75%, 01/27/2049	11,500	9,200	Standard Chartered PLC
Capital One Capital VI			0.56%, 07/29/2049(c)	2,000	1,220
8.88%, 05/15/2040	600	608	7.01%, 07/29/2049(a)	10,750	10,031
Claudius Ltd for Credit Suisse					$ 429,354
7.88%, 06/29/2049	12,892	12,924
Countrywide Capital III			Diversified Financial Services - 12.97%
8.05%, 06/15/2027	10,160	10,160	Ageas Hybrid Financing SA
Credit Suisse Group Guernsey I Ltd			8.25%, 02/28/2049	30,822	27,123
7.88%, 02/24/2041(c)	15,400	14,861	American Express Co
			6.80%, 09/01/2066(c)	16,800	16,733
Den Norske Creditbank
0.62%, 11/29/2049(c)	8,940	5,208	Capital One Capital III
0.71%, 08/29/2049(c)	6,150	3,628	7.69%, 08/15/2036	5,700	5,693
Deutsche Bank Capital Funding Trust I			Capital One Capital IV
3.22%, 12/29/2049(a),(c)	6,700	5,494	6.75%, 02/17/2037	45,220	44,033
Deutsche Bank Capital Funding Trust			Citigroup Capital XXI
VII			8.30%, 12/21/2057	1,900	1,900
5.63%, 01/29/2049(a),(c)	3,000	2,280	Credit Suisse AG/Guernsey
			0.98%, 05/29/2049(c)	13,000	10,330
Dresdner Funding Trust I
8.15%, 06/30/2031(a)	31,040	26,074	Glen Meadow Pass-Through Trust
			6.51%, 02/12/2067(a),(c)	56,611	44,581
Fifth Third Capital Trust IV
6.50%, 04/15/2037(c)	8,000	7,420	HSBC Finance Capital Trust IX
First Empire Capital Trust I			5.91%, 11/30/2035	5,000	4,431
8.23%, 02/01/2027	2,000	2,018	JP Morgan Chase Capital XX
First Empire Capital Trust II			6.55%, 09/29/2036	9,950	9,909
8.28%, 06/01/2027	7,000	7,024	JP Morgan Chase Capital XXII
First Hawaiian Capital I			6.45%, 02/02/2037	16,477	16,328
8.34%, 07/01/2027	5,000	4,850	JP Morgan Chase Capital XXV
First Union Capital II			6.80%, 10/01/2037	13,435	13,380
7.95%, 11/15/2029	700	713	JP Morgan Chase Capital XXVII
HBOS Capital Funding LP			7.00%, 11/01/2039	23,050	23,067
6.07%, 06/29/2049(a),(c)	1,090	736	Macquarie PMI LLC
HSBC Bank PLC			8.38%, 12/02/2049	4,000	4,058
0.62%, 06/29/2049(c)	5,000	2,900	Man Group PLC
0.75%, 09/29/2049(c)	5,000	2,900	11.00%, 05/29/2049	2,300	2,349
HSBC Capital Funding LP/Jersey Channel			5.00%, 08/09/2017	18,800	16,691
Islands			Old Mutual Capital Funding LP
10.18%, 12/29/2049(a),(c)	6,000	7,504	8.00%, 05/29/2049	21,239	20,708
HSBC USA Capital Trust I			QBE Capital Funding II LP
			6.80%, 06/29/2049(a),(c)	6,900	6,348
7.81%, 12/15/2026(a)	300	297
LBG Capital No.1 PLC			QBE Capital Funding III Ltd
			7.25%, 05/24/2041(a),(c)	46,836	45,792
7.88%, 11/01/2020(a)	11,100	8,664
8.00%, 12/29/2049(a),(c)	30,400	25,840	Swiss Re Capital I LP
			6.85%, 05/29/2049(a),(c)	37,420	34,614
Natixis
9.00%, 04/29/2049	532	496	ZFS Finance USA Trust II
			6.45%, 12/15/2065(a),(c)	78,950	77,371

See accompanying notes.

31

Schedule of Investments Preferred Securities Fund August 31, 2011

	Principal Amount			Principal Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)

Diversified Financial Services (continued)			Insurance (continued)
ZFS Finance USA Trust IV			USF&G Capital III
5.88%, 05/09/2032(a)	$ 3,000	$ 2,822	8.31%, 07/01/2046(a)	$ 2,000	$ 2,463
ZFS Finance USA Trust V			White Mountains Re Group Ltd
6.50%, 05/09/2037(a)	9,900	9,454	7.51%, 05/29/2049(a),(c)	3,200	2,868
		$ 437,715	XL Group PLC
			6.50%, 12/31/2049(c)	47,000	41,477
Electric - 2.73%					$ 468,772
Dominion Resources Inc/VA
6.30%, 09/30/2066(c)	19,450	18,575	Pipelines - 0.66%
Integrys Energy Group Inc			TransCanada PipeLines Ltd
6.11%, 12/01/2066(c)	12,582	12,016	6.35%, 05/15/2067(c)	22,258	22,439
NextEra Energy Capital Holdings Inc
6.35%, 10/01/2066(c)	4,000	3,820
6.65%, 06/15/2067(c)	3,000	2,902	Retail - 1.44%
7.30%, 09/01/2067(c)	37,255	38,466	CVS Caremark Corp
			6.30%, 06/01/2037(c)	49,730	48,487
PPL Capital Funding Inc
6.70%, 03/30/2067(c)	16,800	16,212
		$ 91,991	Sovereign - 0.27%
			Svensk Exportkredit AB
Insurance - 13.89%			6.38%, 10/29/2049(a)	10,000	9,015
ACE Capital Trust II
9.70%, 04/01/2030	3,690	4,917
Aegon NV			Transportation - 0.48%
3.17%, 07/29/2049(c)	11,330	6,028	BNSF Funding Trust I
Allstate Corp/The			6.61%, 12/15/2055(c)	16,150	16,332
6.13%, 05/15/2037(c)	16,259	15,121
6.50%, 05/15/2057	12,505	11,442	TOTAL BONDS		$ 1,524,105
AXA SA			REPURCHASE AGREEMENTS -	Maturity Amount
6.38%, 12/29/2049(a),(c)	42,818	32,970	2.28%	(000's)	Value (000's)
8.60%, 12/15/2030	9,325	10,418
Catlin Insurance Co Ltd			Banks - 2.28%
7.25%, 12/31/2049(a)	67,475	60,390	Investment in Joint Trading Account;	$ 11,245	$ 11,245
Dai-ichi Life Insurance Co Ltd/The			Credit Suisse Repurchase Agreement;
7.25%, 12/31/2049(a)	19,750	20,123	0.05% dated 08/31/11 maturing
Everest Reinsurance Holdings Inc			09/01/11 (collateralized by US
6.60%, 05/15/2037(c)	25,820	23,432	Government Securities; $11,469,563;
Great-West Life & Annuity Insurance			4.25% - 8.00%; dated 11/15/21 -
Capital LP			05/15/39)
6.63%, 11/15/2034(a)	4,000	3,797	Investment in Joint Trading Account;	28,112	28,112
Great-West Life & Annuity Insurance			Deutsche Bank Repurchase
Capital LP II			Agreement; 0.06% dated 08/31/11
7.15%, 05/16/2046(a),(c)	4,750	4,524	maturing 09/01/11 (collateralized by
Liberty Mutual Group Inc			US Government Securities;
10.75%, 06/15/2058(a),(c)	16,800	20,664	$28,673,910; 0.44% - 1.63%; dated
7.00%, 03/15/2037(a),(c)	2,700	2,480	08/28/12 - 10/26/15)
7.80%, 03/15/2037(a)	10,888	10,235	Investment in Joint Trading Account; JP	5,622	5,622
Liberty Mutual Insurance Co			Morgan Repurchase Agreement;
7.70%, 10/15/2097(a)	32,500	30,053	0.03% dated 08/31/11 maturing
Lincoln National Corp			09/01/11 (collateralized by US
6.05%, 04/20/2067(c)	2,520	2,230	Government Securities; $5,734,782;
7.00%, 05/17/2066(c)	12,775	11,881	0.00% - 6.90%; dated 07/10/13 -
MetLife Capital Trust IV			03/17/31)
7.88%, 12/15/2037(a)	29,200	29,784	Investment in Joint Trading Account;	21,435	21,435
MetLife Capital Trust X			Merrill Lynch Repurchase Agreement;
9.25%, 04/08/2038(a)	13,335	15,735	0.04% dated 08/31/11 maturing
MMI Capital Trust I			09/01/11 (collateralized by US
7.63%, 12/15/2027	1,073	1,181	Government Securities; $21,863,226;
Nationwide Financial Services			0.00% - 5.50%; dated 08/20/12 -
6.75%, 05/15/2037	70,095	60,282	03/14/36)
Oil Insurance Ltd
3.23%, 12/29/2049(a),(c)	3,095	2,874
Progressive Corp/The
6.70%, 06/15/2037	5,550	5,495
Prudential PLC
11.75%, 12/29/2049(c)	3,200	3,579
6.50%, 06/29/2049	20,400	18,003
7.75%, 12/16/2049	4,800	4,656
Reinsurance Group of America Inc
6.75%, 12/15/2065(c)	10,300	9,670

See accompanying notes.

32

Schedule of Investments
Preferred Securities Fund
August 31, 2011

REPURCHASE AGREEMENTS	Maturity Amount
(continued)	(000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account;	$ 10,401	$ 10,401
Morgan Stanley Repurchase
Agreement; 0.04% dated 08/31/11
maturing 09/01/11 (collateralized by
US Government Securities;
$10,609,346; 0.63% - 1.75%; dated
06/15/12 - 08/10/15)
$ 76,815
TOTAL REPURCHASE AGREEMENTS		$ 76,815
Total Investments		$ 3,338,549
Other Assets in Excess of Liabilities, Net - 1.04%		$ 34,950
TOTAL NET ASSETS - 100.00%		$ 3,373,499

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $707,858 or 20.98% of net assets.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at August 31, 2011.
(d)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 364,281
Unrealized Depreciation	(78,708)
Net Unrealized Appreciation (Depreciation)	$ 285,573
Cost for federal income tax purposes	$ 3,045,429
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	83 .86%
Utilities	6.97%
Communications	4.23%
Consumer, Cyclical	1.44%
Government	1.10%
Energy	0.79%
Industrial	0.48%
Exchange Traded Funds	0.09%
Other Assets in Excess of Liabilities, Net	1.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

33

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2011

COMMON STOCKS - 94.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Automobile Manufacturers - 0.42%			Hand & Machine Tools - 1.59%
New Flyer Industries Inc	1,137,000	$ 720	Snap-on Inc	65,083	$ 3,444
New Flyer Industries Inc	28,900	181

		$ 901	Healthcare - Products - 0.51%
Automobile Parts & Equipment - 1.01%			Meridian Bioscience Inc	60,161	1,113
Autoliv Inc	39,366	2,197
			Healthcare - Services - 1.26%
Banks - 8.14%			CML HealthCare Inc	311,001	2,737
City Holding Co	61,997	1,883
Community Trust Bancorp Inc	108,573	2,742	Housewares - 0.61%
First Financial Bancorp	69,629	1,112	Newell Rubbermaid Inc	94,934	1,314
FirstMerit Corp	166,380	2,073
FNB Corp/PA	323,290	2,900
Sterling Bancorp/NY	238,531	2,047	Insurance - 6.86%
Trustco Bank Corp NY	487,030	2,274	Fidelity National Financial Inc	157,808	2,681
Washington Trust Bancorp Inc	120,951	2,611	Harleysville Group Inc	92,641	2,656
		$ 17,642	HCC Insurance Holdings Inc	102,334	2,992
			OneBeacon Insurance Group Ltd	165,183	2,300
Chemicals - 5.95%			United Fire & Casualty Co	88,635	1,605
Canexus Corp	583,780	3,815	Validus Holdings Ltd	101,307	2,616
Huntsman Corp	203,576	2,669			$ 14,850
RPM International Inc	167,466	3,490
Sensient Technologies Corp	80,078	2,911	Investment Companies - 1.35%
		$ 12,885	Apollo Investment Corp	321,837	2,925

Coal - 0.72%
Alliance Resource Partners LP	21,736	1,562	Machinery - Diversified - 1.39%
			IDEX Corp	80,729	3,001

Commercial Services - 1.61%
Landauer Inc	42,932	2,214	Media - 1.22%
McGrath Rentcorp	53,782	1,282	Sinclair Broadcast Group Inc	339,172	2,649
		$ 3,496

Consumer Products - 1.12%			Miscellaneous Manufacturing - 0.63%
Tupperware Brands Corp	36,367	2,418	Barnes Group Inc	58,880	1,355

Electric - 5.49%			Oil & Gas - 4.41%
Alliant Energy Corp	51,709	2,098	Daylight Energy Ltd	362,696	2,934
Great Plains Energy Inc	110,355	2,157	Vermilion Energy Inc	74,444	3,480
Integrys Energy Group Inc	28,489	1,426	Zargon Oil & Gas Ltd	179,364	3,134
Pepco Holdings Inc	190,852	3,718			$ 9,548
SCANA Corp	61,926	2,491	Packaging & Containers - 1.09%
		$ 11,890	Packaging Corp of America	93,033	2,358
Electrical Components & Equipment - 3.07%
Hubbell Inc	55,604	3,288	Pipelines - 2.31%
Molex Inc	153,828	3,361	Atlas Pipeline Partners LP	106,993	3,255
		$ 6,649	Oneok Inc	24,774	1,756
Electronics - 2.84%					$ 5,011
Delta Electronics Thai PCL	1,590,800	1,162	Private Equity - 1.27%
Garmin Ltd	97,401	3,266	Hercules Technology Growth Capital Inc	289,966	2,755
Gentex Corp	66,294	1,720
		$ 6,148
			REITS - 14.00%
Entertainment - 0.69%			Agree Realty Corp	117,898	2,635
OPAP SA ADR	240,843	1,484	American Capital Agency Corp	129,699	3,698
			CapLease Inc	414,879	1,655
Food - 1.77%			Capstead Mortgage Corp	366,003	4,871
B&G Foods Inc	211,088	3,844	Digital Realty Trust Inc	77,534	4,633
			EastGroup Properties Inc	24,391	986
			Hatteras Financial Corp	120,378	3,324
Forest Products & Paper - 1.52%			Medical Properties Trust Inc	369,239	3,947
Kimberly-Clark de Mexico SAB de CV	111,329	3,295	National Retail Properties Inc	64,102	1,747
ADR			Omega Healthcare Investors Inc	156,236	2,836
					$ 30,332

Gas - 2.78%			Retail - 3.15%
Just Energy Group Inc	247,669	3,222	Guess? Inc	94,820	3,235
Vectren Corp	102,336	2,801	Suburban Propane Partners LP	75,431	3,582
		$ 6,023			$ 6,817

See accompanying notes.

34

     Schedule of Investments Small-MidCap Dividend Income Fund August 31, 2011

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity Amount

Savings & Loans - 1.14%			(continued)	(000's)	Value (000's)
Capitol Federal Financial Inc	230,995	$ 2,479	Banks (continued)
			Investment in Joint Trading Account;	$ 1,179	$ 1,179
			Merrill Lynch Repurchase Agreement;
Semiconductors - 4.23%			0.04% dated 08/31/11 maturing
Maxim Integrated Products Inc	200,328	4,618
Microchip Technology Inc	138,734	4,553	09/01/11 (collateralized by US
			Government Securities; $1,202,718;
		$ 9,171	0.00% - 5.50%; dated 08/20/12 -
Software - 1.24%			03/14/36)
Computer Programs & Systems Inc	38,078	2,697	Investment in Joint Trading Account;	572	572
			Morgan Stanley Repurchase
			Agreement; 0.04% dated 08/31/11
Telecommunications - 4.01%			maturing 09/01/11 (collateralized by
Consolidated Communications Holdings	187,758	3,588	US Government Securities; $583,631;
Inc			0.63% - 1.75%; dated 06/15/12 -
Harris Corp	97,266	3,925	08/10/15)
Windstream Corp	91,558	1,163			$ 4,226
		$ 8,676	TOTAL REPURCHASE AGREEMENTS		$ 4,226
Toys, Games & Hobbies - 1.38%			Total Investments		$ 215,286
Hasbro Inc	76,971	2,982	Other Assets in Excess of Liabilities, Net - 0.62%		$ 1,339
			TOTAL NET ASSETS - 100.00%		$ 216,625
Transportation - 1.93%
Alexander & Baldwin Inc	56,803	2,410
Ship Finance International Ltd	111,168	1,768
		$ 4,178
			Unrealized Appreciation (Depreciation)
Trucking & Leasing - 2.18%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Fly Leasing Ltd ADR	183,494	2,250	cost of investments held as of the period end were as follows:
TAL International Group Inc	84,881	2,479
		$ 4,729	Unrealized Appreciation		$ 2,310
TOTAL COMMON STOCKS		$ 205,555	Unrealized Depreciation		(16,932)
CONVERTIBLE PREFERRED			Net Unrealized Appreciation (Depreciation)		$ (14,622)
STOCKS - 1.86%	Shares Held	Value (000's)	Cost for federal income tax purposes		$ 229,908
REITS - 1.86%			All dollar amounts are shown in thousands (000's)
CommonWealth REIT 6.50%; Series D	91,436	1,943
Entertainment Properties 9.00%; Series E	75,617	2,079	Portfolio Summary (unaudited)
		$ 4,022	Sector		Percent
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 4,022	Financial		37 .25%
			Industrial		14 .72%
PREFERRED STOCKS - 0.68%	Shares Held	Value (000's)	Utilities		8.27%
REITS - 0.68%			Basic Materials		7.47%
Alexandria Real Estate Equities Inc	59,423	1,483	Energy		7.44%
			Consumer, Cyclical		7.26%
TOTAL PREFERRED STOCKS		$ 1,483	Consumer, Non-cyclical		6.27%
REPURCHASE AGREEMENTS -	Maturity Amount		Technology		5.48%
1.95%	(000's)	Value (000's)	Communications		5.22%
			Other Assets in Excess of Liabilities, Net		0.62%
Banks - 1.95%			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account;	$ 619	$ 619
Credit Suisse Repurchase Agreement;
0.05% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $630,953;
4.25% - 8.00%; dated 11/15/21 -
05/15/39)
Investment in Joint Trading Account;	1,546	1,547
Deutsche Bank Repurchase
Agreement; 0.06% dated 08/31/11
maturing 09/01/11 (collateralized by
US Government Securities;
$1,577,381; 0.44% - 1.63%; dated
08/28/12 - 10/26/15)
Investment in Joint Trading Account; JP	309	309
Morgan Repurchase Agreement;
0.03% dated 08/31/11 maturing
09/01/11 (collateralized by US
Government Securities; $315,476;
0.00% - 6.90%; dated 07/10/13 -
03/17/31)

See accompanying notes.

35

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period		Total Return(b)
DIVERSIFIED REAL ASSET FUND
Class A shares
2011	$10 .12	$0 .12	$1 .63	$1 .75	($0 .03)	($0 .02)	($0 .05)	$11 .82	17 .31%
2010(d)	10.00	0.03	0 .10	0 .13	( 0 .01)	–	(0.01)	10.12	1 .33 (e)
Class C shares
2011	10.10	0.04	1 .61	1 .65	( 0 .01)	( 0 .02)	(0.03)	11.72	16 .44
2010(d)	10.00	–	0 .10	0 .10	–	–	–	10 .10	1 .04 (e)
Class P shares
2011(g)	10.57	0.15	1 .19	1 .34	( 0 .04)	( 0 .02)	(0.06)	11.85	12 .75 (e)
PREFERRED SECURITIES FUND
Class A shares
2011	9.86	0.59	–	0 .59	( 0 .57)	( 0 .06)	(0.63)	9.82	6 .04
2010(h)	8.88	0.51	0 .98	1 .49	( 0 .51)	–	(0.51)	9.86	17 .28 (e)
2009(i)	6.68	0.59	2 .20	2 .79	( 0 .59)	–	(0.59)	8.88	44 .34
2008(i)	10.11	0.58	( 3 .45)	( 2 .87)	( 0 .56)	–	(0.56)	6.68	(29 .61)
2007(i)	10.76	0.59	( 0 .63)	( 0 .04)	( 0 .61)	–	(0.61)	10.11	(0 .45)
Class C shares
2011	9.85	0.51	0 .01	0 .52	( 0 .50)	( 0 .06)	(0.56)	9.81	5 .26
2010(h)	8.87	0.45	0 .99	1 .44	( 0 .46)	–	(0.46)	9.85	16 .59 (e)
2009(i)	6.68	0.53	2 .20	2 .73	( 0 .54)	–	(0.54)	8.87	43 .19
2008(i)	10.11	0.52	( 3 .46)	( 2 .94)	( 0 .49)	–	(0.49)	6.68	(30 .14)
2007(k)	10.79	0.39	( 0 .68)	( 0 .29)	( 0 .39)	–	(0.39)	10.11	(2 .72) (e)
Class P shares
2011(g)	10.04	0.54	( 0 .15)	0 .39	( 0 .60)	( 0 .06)	(0.66)	9.77	3 .93 (e)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2011(l)	10.00	0.06	( 0 .78)	( 0 .72)	–	–	–	9.28	(7 .20) (e)
Class P shares
2011(l)	10.00	0.07	( 0 .69)	( 0 .62)	–	–	–	9 .38	(6 .20) (e),(m)

See accompanying notes.

36

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to	Ratio of Gross	Investment Income
Period (in	Average Net	Expenses to Average	to Average Net	Portfolio
thousands)	Assets	Net Assets	Assets	Turnover Rate

$90,355	1 .25%	1.32%(c)	1 .06%	59 .7%
9,577	1 .25 (f)	2 .73 (c),(f)	0 .61 (f)	38 .1 (f)

37,833	2 .00	2.18 (c)	0 .37	59 .7
1,364	2.00 (f)	11.08 (c),(f)	(0 .03) (f)	38 .1 (f)

30,013	1.05 (f)	1.05 (c),(f)	1 .37 (f)	59 .7 (f)

798,143	1 .10	1.10	5 .80	16 .8
874,721	1.07 (f)	1.10 (c),(f)	6 .57 (f)	23 .4 (f)
669,875	1.00 (j)	–	7 .87	26 .2
190,999	1.00 (j)	–	6 .61	18 .7
81,441	1.00 (j)	–	5 .65	33 .9

669,953	1 .85	1.85	5 .06	16 .8
576,857	1.82 (f)	1.84 (c),(f)	5 .82 (f)	23 .4 (f)
432,896	1.75 (j)	–	7 .14	26 .2
116,229	1.75 (j)	–	5 .94	18 .7
21,750	1.75 (f),(j)	–	4.85 (f)	33.9 (f)

349,253	0.76 (f)	0.76 (c),(f)	5 .86 (f)	16 .8 (f)

3,697	1 .40 (f)	7 .11 (c),(f)	2 .99 (f)	43 .5 (f)

110	1 .02 (f)	211 .90 (c),(f)	3 .35 (f)	43 .5 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(h)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(i)	For the period November 1 to October 31 in the year indicated.
(j)	Reflects Manager's contractual expense limit.
(k)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
(l)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(m)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified Real Asset Fund, Preferred Securities Fund, and Small-Mid-Cap Dividend Income Fund, (3 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2011, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 20, 2011

38

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. August 31, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	March 1,	Beginning	Account Value	March 1,	Annualized
	Account Value	August 31,	2011 to August	Account Value	August 31,	2011 to August	Expense
	March 1, 2011	2011	31, 2011(a)	March 1, 2011	2011	31, 2011(a)	Ratio

Diversified Real Asset Fund
Class A	$1,000.00	$989.95	$6.27	$1,000.00	$1,018.90	$6.36	1.25%
Class C	1,000.00	985.70	10.01	1,000.00	1,015.12	10.16	2.00
Class P	1,000.00	989.97	5.27	1,000.00	1,019.91	5.35	1.05
Preferred Securities Fund
Class A	1,000.00	1,000.03	5.65	1,000.00	1,019.56	5.70	1.12
Class C	1,000.00	995.41	9.35	1,000.00	1,015.83	9.45	1.86
Class P	1,000.00	1,000.76	3.83	1,000.00	1,021.37	3.87	0.76
Small-MidCap Dividend Income Fund
Class A	1,000.00	928.00	3.18(b)	1,000.00	1,018.15	7.12	1.40
Class P	1,000.00	938.00	2.33(b)	1,000.00	1,020.06	5.19	1.02

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 6, 2011 to August 31, 2011), multiplied by 86/365 (to reflect the period since inception).

39

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

40

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

41

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

42

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated January 1, 2011 and June 6, 2011, and the Statement of Additional Information dated January 1, 2011 and June 6, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

43

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

On December 13, 2010, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement (the “Subadvisory Agreement”) related to the hiring of Edge Asset Management (“Edge” or the “Subadvisor”) for the Small-MidCap Dividend Income Fund (the “Fund”); and (2) an amended and restated management agreement (“Management Agreement”) with Principal Management Corporation (the “Manager”) related to the addition of the Fund. The Fund’s registration statement became effective on June 6, 2011 and shares of the Fund were first offered to the public on this date.

Edge Subadvisory Agreement and Management Agreement with the Manager

At the December 13, 2010 meeting, the Board considered whether to approve the Subadvisory Agreement with the Subadvisor related to the Fund and the Management Agreement with the Manager related to the Fund. The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2010, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the subadvisor, investment approach of the subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Fund and that the Manager recommended the Subadvisor for the Fund based upon that program.

As the Fund was a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of the Subadvisor’s composite portfolio with an investment strategy similar to the portfolio strategy proposed for the Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of September 30, 2010, the Subadvisor’s composite performance had outperformed the relevant benchmark index over the last one year, three year, and since inception (March 1, 2007) periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s proposed management and subadvisory fee schedules. The Board noted that the Subadvisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fee proposed to be paid to the Subadvisor. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee and sub-advisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fee schedules were reasonable.

As the Fund was a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisor. The Board noted that, at least for the first year of operations, the profitability of the Fund was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that they had previously reviewed the Subadvisor’s soft dollar practices.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

44

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. August 31, 2011 (unaudited)

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2011, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Diversified Real Asset Fund	3%	Preferred Securities Fund	4%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2011, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage
Diversified Real Asset Fund	6%	Preferred Securities Fund	18%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

45

Intentionally Left Blank

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WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

Distributed by: Principal Funds Distributor, Inc., 1100 Investment Blvd., Suite 200, El Dorado Hills, CA 95762

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV689A-01 | 8/2011 | #t11091201l7 ©2011Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit
Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
August 31, 2010 - $683,839
August 31, 2011 - $577,600

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of
Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.
October 31, 2010 - $40,000
October 31, 2011 - $18,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. During the last two fiscal years, Ernst &
Young has billed the following amounts for their professional tax services.
August 31, 2010 - $295,177
August 31, 2011 - $282,436

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.
4.	Not less than annually, the primary independent auditor shall report to the Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.
5.	The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.
	6.	Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
	7.	For persons recently promoted or hired into a financial reporting oversight role, any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.
	8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 8, 2011).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.
August 31, 2010 - $410,310
August 31, 2011 - $358,335

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-
adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 10/20/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 10/20/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 10/20/2011